UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 20 of its series, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Disciplined U.S. Core Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Intrinsic Value Fund, Wells Fargo Advantage Large Cap Core Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Value Fund, Wells Fargo Advantage Omega Growth Fund, and Wells Fargo Advantage Premier Large Company Growth Fund. Each series had a July 31 fiscal year end except Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Cash Management Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, and Wells Fargo Advantage Treasury Plus Money Market Fund, which had a January 31 fiscal year end.

Date of reporting period: April 30, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage Capital Growth Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 96.03%

Consumer Discretionary : 24.93%

Auto Components : 1.60%
Delphi Automotive plc	120,170	$8,032,163

Distributors : 0.62%
LKQ Corporation †	107,210	3,121,955

Hotels, Restaurants & Leisure : 4.25%
Chipotle Mexican Grill Incorporated †	11,300	5,633,050
Las Vegas Sands Corporation	114,400	9,052,472
Starbucks Corporation	93,074	6,572,886

		21,258,408

Household Durables : 1.63%
Garmin Limited «	76,750	4,382,425
Mohawk Industries Incorporated †	28,550	3,780,306

		8,162,731

Internet & Catalog Retail : 6.52%
Amazon.com Incorporated †	50,480	15,352,482
Netflix Incorporated †	17,080	5,500,443
priceline.com Incorporated †	10,170	11,774,318

		32,627,243

Media : 6.84%
CBS Corporation Class B	123,870	7,154,731
Liberty Global plc Class A «	31,787	1,265,758
Liberty Global plc Class C †	307,223	11,806,580
Time Warner Incorporated	95,450	6,343,607
Twenty-First Century Fox Incorporated	238,050	7,622,361

		34,193,037

Specialty Retail : 1.44%
TJX Companies Incorporated	123,490	7,184,648

Textiles, Apparel & Luxury Goods : 2.03%
Nike Incorporated Class B	138,950	10,136,403

Consumer Staples : 3.68%

Beverages : 3.68%
Brown-Forman Corporation Class B	51,700	4,638,524
Constellation Brands Incorporated Class A †	172,330	13,758,827

		18,397,351

Energy : 5.70%

Energy Equipment & Services : 1.32%
Halliburton Company	104,800	6,609,736

Oil, Gas & Consumable Fuels : 4.38%
Antero Resources Corporation †	93,079	6,112,498
Marathon Petroleum Corporation	59,000	5,484,050
Pioneer Natural Resources Company	53,210	10,283,897

		21,880,445

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Capital Growth Fund

Security name	Shares	Value

Financials : 9.23%

Banks : 1.35%
First Republic Bank	133,000	$6,751,080

Capital Markets : 1.58%
Affiliated Managers Group Incorporated †	40,002	7,928,396

Consumer Finance : 2.35%
American Express Company	134,200	11,733,106

Diversified Financial Services : 2.24%
IntercontinentalExchange Group Incorporated	54,780	11,199,223

Insurance : 1.71%
Aon plc	100,700	8,547,416

Health Care : 15.75%

Biotechnology : 8.25%
Alexion Pharmaceuticals Incorporated †	55,250	8,740,550
Biogen Idec Incorporated †	37,250	10,695,220
Celgene Corporation †	47,570	6,993,266
Gilead Sciences Incorporated †	103,957	8,159,585
Regeneron Pharmaceuticals Incorporated †	22,400	6,650,336

		41,238,957

Health Care Equipment & Supplies : 1.15%
Boston Scientific Corporation †	455,950	5,749,530

Health Care Providers & Services : 1.35%
McKesson Corporation	39,900	6,750,681

Health Care Technology : 1.08%
Cerner Corporation †	105,200	5,396,760

Pharmaceuticals : 3.92%
Abbvie Incorporated	209,900	10,931,592
Bristol-Myers Squibb Company	173,600	8,695,624

		19,627,216

Industrials : 10.63%

Aerospace & Defense : 3.24%
B/E Aerospace Incorporated †	85,500	7,504,335
Precision Castparts Corporation	34,331	8,688,833

		16,193,168

Airlines : 2.31%
American Airlines Group Incorporated †	147,700	5,179,839
Delta Air Lines Incorporated	173,880	6,404,000

		11,583,839

Building Products : 0.78%
Fortune Brands Home & Security Incorporated	97,810	3,897,729

Electrical Equipment : 1.07%
Eaton Corporation plc	73,870	5,365,917

2

Wells Fargo Advantage Capital Growth Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name		Shares	Value

Machinery : 1.71%
Cummins Incorporated		56,571	$8,533,735

Trading Companies & Distributors : 1.52%
United Rentals Incorporated †		80,980	7,598,353

Information Technology : 22.25%

Internet Software & Services : 7.05%
Facebook Incorporated Class A †		217,410	12,996,770
Google Incorporated Class A †		20,980	11,221,782
Google Incorporated Class C †		20,980	11,049,327

			35,267,879

IT Services : 6.56%
MasterCard Incorporated Class A		166,790	12,267,405
Vantiv Incorporated Class A †		240,490	7,395,068
Visa Incorporated Class A		64,970	13,163,572

			32,826,045

Semiconductors & Semiconductor Equipment : 1.99%
ARM Holdings plc		106,820	4,862,446
Micron Technology Incorporated †		194,100	5,069,892

			9,932,338

Software : 3.39%
Adobe Systems Incorporated †		96,140	5,930,877
Salesforce.com Incorporated †		140,780	7,271,287
ServiceNow Incorporated †		75,730	3,765,296

			16,967,460

Technology Hardware, Storage & Peripherals : 3.26%
Apple Incorporated		27,575	16,271,732

Materials : 2.17%

Chemicals : 2.17%
Monsanto Company		98,220	10,872,954

Telecommunication Services : 1.69%

Wireless Telecommunication Services : 1.69%
SBA Communications Corporation Class A †		94,200	8,455,389

Total Common Stocks (Cost $385,356,743)			480,293,023

	Yield

Short-Term Investments : 5.07%

Investment Companies : 5.07%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	20,052,485	20,052,485
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.11	5,312,150	5,312,150

Total Short-Term Investments (Cost $25,364,635)			25,364,635

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Capital Growth Fund

Total investments in securities (Cost $410,721,378)*	101.10%	$505,657,658
Other assets and liabilities, net	(1.10)	(5,477,142)

Total net assets	100.00%	$500,180,516

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $411,108,705 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$99,937,873
Gross unrealized depreciation	(5,388,920)

Net unrealized appreciation	$94,548,953

4

Wells Fargo Advantage Capital Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$124,716,588	$0	$0	$124,716,588
Consumer staples	18,397,351	0	0	18,397,351
Energy	28,490,181	0	0	28,490,181
Financials	46,159,221	0	0	46,159,221
Health care	78,763,144	0	0	78,763,144
Industrials	53,172,741	0	0	53,172,741
Information technology	111,265,454	0	0	111,265,454
Materials	10,872,954	0	0	10,872,954
Telecommunication services	8,455,389	0	0	8,455,389
Short-term investments
Investment companies	20,052,485	5,312,150	0	25,364,635

	$500,345,508	$5,312,150	$0	$505,657,658

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 99.68%

Consumer Discretionary : 11.52%

Automobiles : 1.99%
Ford Motor Company	251,897	$4,068,136
General Motors Company	132,692	4,575,220

		8,643,356

Hotels, Restaurants & Leisure : 0.38%
Chipotle Mexican Grill Incorporated †	3,326	1,658,011

Household Durables : 0.44%
Pulte Homes Incorporated	104,595	1,923,502

Internet & Catalog Retail : 0.06%
Amazon.com Incorporated †	798	242,696

Media : 3.70%
Comcast Corporation Class A	123,669	6,401,107
DIRECTV Group Incorporated †	47,498	3,685,845
The Walt Disney Company	76,165	6,042,931

		16,129,883

Multiline Retail : 1.56%
Dollar General Corporation †	22,332	1,260,418
Macy’s Incorporated	45,692	2,624,092
Target Corporation	47,170	2,912,748

		6,797,258

Specialty Retail : 3.39%
Bed Bath & Beyond Incorporated †	12,618	783,956
Best Buy Company Incorporated	71,704	1,859,285
GameStop Corporation Class A «	80,800	3,206,144
Home Depot Incorporated	76,259	6,063,353
Lowe’s Companies Incorporated	62,538	2,871,120

		14,783,858

Consumer Staples : 9.20%

Beverages : 0.99%
Coca-Cola Enterprises Incorporated	19,512	886,625
Dr Pepper Snapple Group Incorporated	16,990	941,586
PepsiCo Incorporated	23,464	2,015,323
The Coca-Cola Company	11,545	470,921

		4,314,455

Food & Staples Retailing : 3.62%
CVS Caremark Corporation	76,754	5,581,551
The Andersons Incorporated	26,649	1,659,966
The Kroger Company	57,569	2,650,477
Wal-Mart Stores Incorporated	73,484	5,857,410

		15,749,404

Food Products : 1.93%
Archer Daniels Midland Company	84,009	3,673,714
Sanderson Farms Incorporated	42,353	3,484,381

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name	Shares	Value

Food Products (continued)
Tyson Foods Incorporated Class A	30,200	$1,267,494

		8,425,589

Household Products : 0.78%
Kimberly-Clark Corporation	5,971	670,245
Procter & Gamble Company	33,237	2,743,714

		3,413,959

Personal Products : 0.51%
Herbalife Limited «	36,634	2,197,307

Tobacco : 1.37%
Altria Group Incorporated	51,632	2,070,960
Lorillard Incorporated	65,898	3,915,659

		5,986,619

Energy : 10.68%

Energy Equipment & Services : 0.73%
National Oilwell Varco Incorporated	3,200	251,296
Schlumberger Limited	28,807	2,925,351

		3,176,647

Oil, Gas & Consumable Fuels : 9.95%
Chesapeake Energy Corporation	61,678	1,773,243
Chevron Corporation	76,768	9,635,919
EOG Resources Incorporated	42,056	4,121,488
Exxon Mobil Corporation	133,201	13,641,114
Marathon Oil Corporation	32,169	1,162,909
Marathon Petroleum Corporation	45,390	4,219,001
Phillips 66	53,596	4,460,259
Valero Energy Corporation	75,800	4,333,486

		43,347,419

Financials : 15.50%

Banks : 5.39%
Bank of America Corporation	473,649	7,171,046
Citigroup Incorporated	132,804	6,362,640
JPMorgan Chase & Company	82,506	4,618,686
PNC Financial Services Group Incorporated	24,303	2,042,424
Regions Financial Corporation	243,252	2,466,575
SunTrust Banks Incorporated	22,081	844,819

		23,506,190

Capital Markets : 2.03%
E*TRADE Financial Corporation †	56,265	1,263,149
Legg Mason Incorporated	64,435	3,021,357
Morgan Stanley	147,408	4,559,329

		8,843,835

Consumer Finance : 0.37%
Capital One Financial Corporation	21,585	1,595,132

Diversified Financial Services : 2.13%
Berkshire Hathaway Incorporated Class B †	72,068	9,285,962

2

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Insurance : 3.20%
ACE Limited	16,856	$1,724,706
Allstate Corporation	46,306	2,637,127
American Financial Group Incorporated	21,933	1,281,545
American International Group Incorporated	53,284	2,830,979
Assurant Incorporated	12,693	855,635
Symetra Financial Corporation	127,584	2,635,885
The Travelers Companies Incorporated	6,510	589,676
XL Group plc	44,272	1,387,927

		13,943,480

REITs : 2.38%
AvalonBay Communities Incorporated	26,869	3,668,962
Crown Castle International Corporation	8,956	651,370
General Growth Properties Incorporated	55,100	1,265,647
Simon Property Group Incorporated	27,595	4,779,454

		10,365,433

Health Care : 13.91%

Biotechnology : 1.51%
Amgen Incorporated	26,199	2,927,738
Celgene Corporation †	11,060	1,625,931
Gilead Sciences Incorporated †	25,874	2,030,850

		6,584,519

Health Care Equipment & Supplies : 2.34%
Boston Scientific Corporation †	220,348	2,778,588
Covidien plc	15,922	1,134,443
DexCom Incorporated †	70,345	2,281,992
Medtronic Incorporated	67,764	3,985,878

		10,180,901

Health Care Providers & Services : 3.02%
Aetna Incorporated	23,279	1,663,285
AmerisourceBergen Corporation	41,081	2,677,660
Cardinal Health Incorporated	9,762	678,557
Cigna Corporation	10,070	806,003
Humana Incorporated	13,781	1,512,465
McKesson Corporation	20,280	3,431,173
UnitedHealth Group Incorporated	19,494	1,462,830
WellPoint Incorporated	9,081	914,275

		13,146,248

Life Sciences Tools & Services : 0.22%
Thermo Fisher Scientific Incorporated	8,528	972,192

Pharmaceuticals : 6.82%
AbbVie Incorporated	42,667	2,222,097
Eli Lilly & Company	41,634	2,460,569
Forest Laboratories Incorporated †	30,175	2,773,384
Johnson & Johnson	104,414	10,576,094
Merck & Company Incorporated	65,824	3,854,653
Pfizer Incorporated	250,811	7,845,368

		29,732,165

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name	Shares	Value

Industrials : 10.41%

Aerospace & Defense : 3.82%
L-3 Communications Holdings Incorporated	29,423	$3,394,532
Lockheed Martin Corporation	15,922	2,613,437
Northrop Grumman Corporation	32,548	3,954,907
Raytheon Company	30,074	2,871,466
The Boeing Company	29,737	3,836,668

		16,671,010

Airlines : 1.59%
Delta Air Lines Incorporated	87,664	3,228,665
Southwest Airlines Company	152,459	3,684,934

		6,913,599

Building Products : 0.17%
Masco Corporation	38,074	764,907

Commercial Services & Supplies : 0.62%
RR Donnelley & Sons Company	91,215	1,605,384
The ADT Corporation «	35,806	1,082,773

		2,688,157

Construction & Engineering : 0.68%
Fluor Corporation	25,933	1,963,128
Quanta Services Incorporated †	28,287	997,965

		2,961,093

Industrial Conglomerates : 2.20%
3M Company	6,834	950,541
General Electric Company	320,657	8,622,467

		9,573,008

Machinery : 0.84%
Caterpillar Incorporated	34,681	3,655,377

Road & Rail : 0.49%
CSX Corporation	75,814	2,139,471

Information Technology : 18.86%

Communications Equipment : 2.68%
Cisco Systems Incorporated	182,669	4,221,481
Harris Corporation	12,340	907,237
QUALCOMM Incorporated	82,892	6,524,429

		11,653,147

Electronic Equipment, Instruments & Components : 0.30%
Corning Incorporated	61,499	1,285,944

Internet Software & Services : 2.14%
Facebook Incorporated Class A †	83,594	4,997,249
Google Incorporated Class A †	7,120	3,808,346
Google Incorporated Class C †	1,020	537,193

		9,342,788

4

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

IT Services : 2.32%
International Business Machines Corporation	10,065	$1,977,471
Leidos Holdings Incorporated	25,100	934,724
MasterCard Incorporated Class A	16,729	1,230,418
Western Union Company	129,650	2,057,546
Xerox Corporation	323,469	3,910,740

		10,110,899

Semiconductors & Semiconductor Equipment : 2.57%
Intel Corporation	247,189	6,597,474
Micron Technology Incorporated †	176,783	4,617,572

		11,215,046

Software : 4.00%
CA Incorporated	25,384	765,074
Microsoft Corporation	215,288	8,697,635
Oracle Corporation	170,046	6,951,480
Symantec Corporation	49,622	1,006,334

		17,420,523

Technology Hardware, Storage & Peripherals : 4.85%
Apple Incorporated	23,435	13,828,759
EMC Corporation	34,413	887,855
Hewlett-Packard Company	146,165	4,832,215
SanDisk Corporation	18,694	1,588,429

		21,137,258

Materials : 2.56%

Chemicals : 1.55%
Dow Chemical Company	82,436	4,113,556
E.I. du Pont de Nemours & Company	23,884	1,607,871
LyondellBasell Industries NV Class A	11,138	1,030,265

		6,751,692

Metals & Mining : 1.01%
Freeport-McMoRan Copper & Gold Incorporated Class B	47,838	1,644,192
United States Steel Corporation «	106,676	2,775,710

		4,419,902

Telecommunication Services : 2.89%

Diversified Telecommunication Services : 2.89%
AT&T Incorporated	123,155	4,396,634
Verizon Communications Incorporated	175,700	8,210,461

		12,607,095

Utilities : 4.15%

Electric Utilities : 2.15%
Entergy Corporation	38,741	2,808,723
Exelon Corporation	112,203	3,930,471
PPL Corporation	79,289	2,643,495

		9,382,689

5

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name			Shares	Value

Gas Utilities : 0.85%
AGL Resources Incorporated			68,275	$3,686,850

Independent Power & Renewable Electricity Producers : 0.30%
AES Corporation			90,635	1,309,676

Multi-Utilities : 0.85%
Integrys Energy Group Incorporated			7,540	462,051
Public Service Enterprise Group Incorporated			79,531	3,258,385

				3,720,436

Total Common Stocks (Cost $284,847,843)				434,356,587

		Yield

Short-Term Investments : 3.08%

Investment Companies : 3.08%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	4,414,643	4,414,643
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.11	9,027,227	9,027,227

Total Short-Term Investments (Cost $13,441,870)				13,441,870

Total investments in securities (Cost $298,289,713)*	102.76%			447,798,457
Other assets and liabilities, net	(2.76)			(12,024,602)

Total net assets	100.00%			$435,773,855

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $299,109,742 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$152,082,798
Gross unrealized depreciation	(3,394,083)

Net unrealized appreciation	$148,688,715

6

Wells Fargo Advantage Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$50,178,564	$0	$0	$50,178,564
Consumer staples	40,087,333	0	0	40,087,333
Energy	46,524,066	0	0	46,524,066
Financials	67,540,032	0	0	67,540,032
Health care	60,616,025	0	0	60,616,025
Industrials	45,366,622	0	0	45,366,622
Information technology	82,165,605	0	0	82,165,605
Materials	11,171,594	0	0	11,171,594
Telecommunication services	12,607,095	0	0	12,607,095
Utilities	18,099,651	0	0	18,099,651
Short-term investments
Investment companies	4,414,643	9,027,227	0	13,441,870

	$438,771,230	$9,027,227	$0	$447,798,457

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Endeavor Select Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 95.01%

Consumer Discretionary : 24.82%

Auto Components : 2.38%
Delphi Automotive plc	244,000	$16,308,960

Hotels, Restaurants & Leisure : 3.94%
Chipotle Mexican Grill Incorporated †	21,900	10,917,150
Las Vegas Sands Corporation	203,329	16,089,424

		27,006,574

Internet & Catalog Retail : 7.07%
Amazon.com Incorporated †	80,900	24,604,117
Netflix Incorporated †	29,500	9,500,180
priceline.com Incorporated †	12,400	14,356,100

		48,460,397

Media : 7.19%
Liberty Global plc Class C †	534,400	20,536,992
Time Warner Incorporated	194,600	12,933,116
Twenty-First Century Fox Incorporated	493,700	15,808,274

		49,278,382

Specialty Retail : 1.94%
TJX Companies Incorporated	229,000	13,323,220

Textiles, Apparel & Luxury Goods : 2.30%
Nike Incorporated Class B	215,700	15,735,315

Consumer Staples : 4.18%

Beverages : 4.18%
Constellation Brands Incorporated Class A †	358,400	28,614,656

Energy : 4.17%

Energy Equipment & Services : 2.16%
Halliburton Company	234,400	14,783,608

Oil, Gas & Consumable Fuels : 2.01%
Pioneer Natural Resources Company	71,300	13,780,151

Financials : 11.86%

Banks : 1.27%
First Republic Bank	171,829	8,722,040

Capital Markets : 2.17%
Affiliated Managers Group Incorporated †	75,100	14,884,820

Consumer Finance : 3.41%
American Express Company	267,500	23,387,525

Diversified Financial Services : 2.55%
IntercontinentalExchange Group Incorporated	85,400	17,459,176

Insurance : 2.46%
Aon plc	198,700	16,865,656

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Endeavor Select Fund

Security name	Shares	Value

Health Care : 10.93%

Biotechnology : 6.53%
Alexion Pharmaceuticals Incorporated †	96,200	$15,218,840
Biogen Idec Incorporated †	51,700	14,844,104
Celgene Corporation †	100,000	14,701,000

		44,763,944

Health Care Equipment & Supplies : 1.76%
Boston Scientific Corporation †	955,100	12,043,811

Pharmaceuticals : 2.64%
AbbVie Incorporated	348,400	18,144,672

Industrials : 9.21%

Aerospace & Defense : 2.68%
Precision Castparts Corporation	72,542	18,359,655

Airlines : 2.39%
Delta Air Lines Incorporated	445,000	16,389,350

Electrical Equipment : 1.76%
Eaton Corporation plc	166,300	12,080,032

Machinery : 2.38%
Cummins Incorporated	108,100	16,306,885

Information Technology : 23.91%

Internet Software & Services : 8.09%
Facebook Incorporated Class A †	349,100	20,869,198
Google Incorporated Class A †	32,575	17,423,716
Google Incorporated Class C †	32,575	17,155,950

		55,448,864

IT Services : 5.37%
Vantiv Incorporated Class A †	452,600	13,917,450
Visa Incorporated Class A	113,000	22,894,930

		36,812,380

Semiconductors & Semiconductor Equipment : 1.46%
ARM Holdings plc	219,500	9,991,640

Software : 5.19%
Adobe Systems Incorporated †	223,100	13,763,039
Salesforce.com Incorporated †	282,200	14,575,630
ServiceNow Incorporated †	146,200	7,269,064

		35,607,733

Technology Hardware, Storage & Peripherals : 3.80%
Apple Incorporated	44,149	26,051,883

Materials : 3.09%

Chemicals : 3.09%
Monsanto Company	191,600	21,210,120

2

Wells Fargo Advantage Endeavor Select Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name			Shares	Value

Telecommunication Services : 2.84%

Wireless Telecommunication Services : 2.84%
SBA Communications Corporation Class A †			216,479	$19,431,155

Total Common Stocks (Cost $531,080,207)				651,252,604

		Yield

Short-Term Investments : 4.32%

Investment Companies : 4.32%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.07%	29,629,902	29,629,902

Total Short-Term Investments (Cost $29,629,902)				29,629,902

Total investments in securities (Cost $560,710,109)*	99.33%			680,882,506
Other assets and liabilities, net	0.67			4,618,775

Total net assets	100.00%			$685,501,281

†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
*	Cost for federal income tax purposes is $561,383,550 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$128,401,790
Gross unrealized depreciation	(8,902,834)

Net unrealized appreciation	$119,498,956

3

Wells Fargo Advantage Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund . The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$170,112,848	$0	$0	$170,112,848
Consumer staples	28,614,656	0	0	28,614,656
Energy	28,563,759	0	0	28,563,759
Financials	81,319,217	0	0	81,319,217
Health care	74,952,427	0	0	74,952,427
Industrials	63,135,922	0	0	63,135,922
Information technology	163,912,500	0	0	163,912,500
Materials	21,210,120	0	0	21,210,120
Telecommunication services	19,431,155	0	0	19,431,155
Short-term investments
Investment companies	29,629,902	0	0	29,629,902

	$680,882,506	$0	$0	$680,882,506

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Growth Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 98.46%

Consumer Discretionary : 19.49%

Auto Components : 0.45%
Delphi Automotive plc	772,000	$51,600,480

Distributors : 1.82%
LKQ Corporation †	7,250,000	211,120,000

Diversified Consumer Services : 0.40%
Grand Canyon Education Incorporated †	1,076,000	46,397,120

Hotels, Restaurants & Leisure : 2.07%
Chipotle Mexican Grill Incorporated †	251,000	125,123,500
Starbucks Corporation	1,615,000	114,051,300

		239,174,800

Internet & Catalog Retail : 4.60%
Amazon.com Incorporated †	450,000	136,858,500
HomeAway Incorporated †	3,900,000	127,218,000
Netflix Incorporated †	149,000	47,983,960
priceline.com Incorporated †	129,000	149,349,750
RetailMeNot Incorporated †	1,425,000	42,479,250
Shutterfly Incorporated †	500,000	20,465,000
TripAdvisor Incorporated †	104,000	8,396,960

		532,751,420

Media : 0.56%
The Walt Disney Company	821,000	65,138,140

Multiline Retail : 2.05%
Dollar Tree Incorporated †	4,561,000	237,491,270

Specialty Retail : 6.59%
Cabela’s Incorporated †«	2,514,000	164,943,540
CarMax Incorporated †	5,850,000	256,113,000
DSW Incorporated Class A	2,170,000	72,456,300
Five Below Incorporated †«(l)	2,875,000	115,891,250
Tractor Supply Company	2,274,000	152,903,760

		762,307,850

Textiles, Apparel & Luxury Goods : 0.95%
Michael Kors Holdings Limited †	333,000	30,369,600
Under Armour Incorporated Class A †	1,625,000	79,446,250

		109,815,850

Consumer Staples : 4.93%

Food & Staples Retailing : 4.11%
Costco Wholesale Corporation	735,000	85,024,800
Sprouts Farmers Market Incorporated †	3,725,000	119,088,250
United Natural Foods Incorporated †	206,000	14,220,180
Whole Foods Market Incorporated	5,175,000	257,197,500

		475,530,730

Food Products : 0.28%
Annie’s Incorporated †(l)	1,016,470	33,045,440

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Growth Fund

Security name	Shares	Value

Personal Products : 0.54%
Estee Lauder Companies Incorporated Class A	860,000	$62,410,200

Energy : 5.08%

Oil, Gas & Consumable Fuels : 5.08%
Concho Resources Incorporated †	2,028,000	264,552,600
Energy XXI (Bermuda) Limited «	450,000	10,768,500
Oasis Petroleum Incorporated †	675,000	31,394,250
Pioneer Natural Resources Company	1,050,000	202,933,500
Whiting Petroleum Corporation †	1,059,000	78,069,480

		587,718,330

Financials : 5.48%

Capital Markets : 2.92%
Financial Engines Incorporated	2,520,000	111,510,000
TD Ameritrade Holding Corporation	7,100,000	226,490,000

		338,000,000

Consumer Finance : 1.69%
American Express Company	2,230,000	194,968,900

Diversified Financial Services : 0.87%
MarketAxess Holdings Incorporated	1,875,000	101,025,000

Health Care : 20.07%

Biotechnology : 11.20%
Alexion Pharmaceuticals Incorporated †	1,975,000	312,445,000
Biogen Idec Incorporated †	620,000	178,014,400
BioMarin Pharmaceutical Incorporated †	775,000	45,128,250
Celgene Corporation †	1,041,000	153,037,410
Gilead Sciences Incorporated †	2,475,000	194,262,750
Medivation Incorporated †	1,254,000	75,503,340
NPS Pharmaceuticals Incorporated †	2,838,000	75,547,560
Quintiles Transnational Holdings Incorporated †	1,711,000	80,639,430
Regeneron Pharmaceuticals Incorporated †	590,000	175,165,100
Synageva BioPharma Corporation †«	80,058	6,914,609

		1,296,657,849

Health Care Equipment & Supplies : 1.06%
Covidien plc	1,720,300	122,571,375

Health Care Providers & Services : 2.36%
AmerisourceBergen Corporation	1,480,000	96,466,400
Catamaran Corporation †	1,928,000	72,782,000
Envision Healthcare Holdings Incorporated †	1,155,657	39,049,650
Express Scripts Holding Company †	970,000	64,582,600

		272,880,650

Health Care Technology : 1.47%
Cerner Corporation †	2,467,000	126,557,100
Medidata Solutions Incorporated †	498,000	18,082,380
Veeva Systems Incorporated Class A †«	1,350,000	25,933,500

		170,572,980

Life Sciences Tools & Services : 1.44%
Covance Incorporated †	675,000	59,589,000

2

Wells Fargo Advantage Growth Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Life Sciences Tools & Services (continued)
Mettler-Toledo International Incorporated †	460,000	$107,235,200

		166,824,200

Pharmaceuticals : 2.54%
Jazz Pharmaceuticals plc †	550,000	74,195,000
Pacira Pharmaceuticals Incorporated †	240,000	16,437,600
Perrigo Company plc	1,401,000	202,948,860

		293,581,460

Industrials : 10.90%

Aerospace & Defense : 2.69%
Precision Castparts Corporation	480,000	121,483,200
The Boeing Company	502,000	64,768,040
United Technologies Corporation	1,061,000	125,548,130

		311,799,370

Air Freight & Logistics : 0.81%
United Parcel Service Incorporated Class B	946,000	93,181,000

Building Products : 0.52%
Fortune Brands Home & Security Incorporated	1,500,000	59,775,000

Commercial Services & Supplies : 0.20%
Tyco International Limited	390,000	15,951,000
Waste Connections Incorporated	155,000	6,922,300

		22,873,300

Industrial Conglomerates : 0.57%
Danaher Corporation	900,000	66,042,000

Machinery : 0.73%
Flowserve Corporation	1,162,500	84,920,625

Professional Services : 0.43%
Paylocity Holding Corporation †	726,979	13,747,173
Verisk Analytics Incorporated Class A †	597,000	35,873,730

		49,620,903

Road & Rail : 4.95%
Genesee & Wyoming Incorporated Class A †	1,800,000	178,218,000
Kansas City Southern	1,475,000	148,798,000
Norfolk Southern Corporation	1,500,000	141,795,000
Union Pacific Corporation	549,000	104,546,070

		573,357,070

Information Technology : 29.48%

Communications Equipment : 1.33%
QUALCOMM Incorporated	1,950,000	153,484,500

Internet Software & Services : 13.39%
Akamai Technologies Incorporated †	2,311,000	122,644,770
CoStar Group Incorporated †	389,000	62,586,210
Demandware Incorporated †	665,000	33,003,950
eBay Incorporated †	3,880,000	201,100,400
Envestnet Incorporated †(l)	2,515,000	92,677,750

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Growth Fund

Security name	Shares	Value

Internet Software & Services (continued)
Everyday Health Incorporated †«	217,031	$3,057,967
Facebook Incorporated Class A †	3,408,000	203,730,240
Google Incorporated Class A †	477,000	255,137,760
Google Incorporated Class C †	487,000	256,483,420
MercadoLibre Incorporated «	992,000	92,523,840
Pandora Media Incorporated †	4,050,000	94,851,000
Rackspace Hosting Incorporated †	2,127,000	61,725,540
Shutterstock Incorporated †	625,000	45,318,750
Textura Corporation †«	750,000	13,357,500
Yelp Incorporated †	200,000	11,664,000

		1,549,863,097

IT Services : 5.73%
Alliance Data Systems Corporation †	713,000	172,474,700
Cognizant Technology Solutions Corporation Class A †	3,750,000	179,643,750
MasterCard Incorporated Class A	2,540,000	186,817,000
Visa Incorporated Class A	613,000	124,199,930

		663,135,380

Semiconductors & Semiconductor Equipment : 2.21%
Microchip Technology Incorporated «	4,200,661	199,699,424
Silicon Laboratories Incorporated †	975,000	43,826,250
Xilinx Incorporated	250,000	11,797,500

		255,323,174

Software : 4.99%
CommVault Systems Incorporated †	375,000	18,150,000
Concur Technologies Incorporated †	735,000	59,145,450
Fleetmatics Group plc †(l)	2,400,000	72,072,000
Gigamon Incorporated †«	135,000	2,128,950
NetSuite Incorporated †	103,900	8,032,509
Paycom Software Incorporated †	1,210,010	18,646,254
Salesforce.com Incorporated †	2,165,000	111,822,250
ServiceNow Incorporated †	905,000	44,996,600
Splunk Incorporated †	1,061,000	57,898,770
Synchronoss Technologies Incorporated †	625,000	19,025,000
Tableau Software Incorporated Class A †	925,000	51,124,750
Ultimate Software Group Incorporated †	925,000	110,657,750
Workday Incorporated Class A †	60,000	4,384,200

		578,084,483

Technology Hardware, Storage & Peripherals : 1.83%
Apple Incorporated	273,000	161,094,570
Stratasys Limited †«	530,000	51,341,100

		212,435,670

Materials : 3.03%

Chemicals : 3.03%
Airgas Incorporated	541,000	57,486,660
Monsanto Company	1,191,000	131,843,700
Praxair Incorporated	1,233,000	160,968,150

		350,298,510

Total Common Stocks (Cost $7,909,152,091)		11,395,778,126

4

Wells Fargo Advantage Growth Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name		Yield	Shares	Value

Short-Term Investments : 1.90%

Investment Companies : 1.90%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	13,938,672	$13,938,672
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.11	205,312,075	205,312,075

Total Short-Term Investments (Cost $219,250,747)				219,250,747

Total investments in securities (Cost $8,128,402,838)*	100.36%			11,615,028,873
Other assets and liabilities, net	(0.36)			(41,270,763)

Total net assets	100.00%			$11,573,758,110

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $8,142,675,567 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,682,465,479
Gross unrealized depreciation	(210,112,173)

Net unrealized appreciation	$3,472,353,306

5

Wells Fargo Advantage Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$2,255,796,930	$0	$0	$2,255,796,930
Consumer staples	570,986,370	0	0	570,986,370
Energy	587,718,330	0	0	587,718,330
Financials	633,993,900	0	0	633,993,900
Health care	2,323,088,514	0	0	2,323,088,514
Industrials	1,261,569,268	0	0	1,261,569,268
Information technology	3,412,326,304	0	0	3,412,326,304
Materials	350,298,510	0	0	350,298,510
Short-term investments
Investment companies	13,938,672	205,312,075	0	219,250,747

	$11,409,716,798	$205,312,075	$0	$11,615,028,873

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Annie’s Incorporated	50,000	966,470	0	1,016,470	$33,045,440
Energy XXI (Bermuda) Limited*	3,950,000	0	3,500,000	450,000	10,768,500
Envestnet Incorporated	0	2,515,000	0	2,515,000	92,677,750
Fleetmatics Group plc	1,653,417	821,583	75,000	2,400,000	72,072,000
Five Below Incorporated	0	2,875,000	0	2,875,000	115,891,250
Shutterfly Incorporated*	2,760,000	0	2,260,000	500,000	20,465,000
The Fresh Market Incorporated*	3,985,000	0	3,985,000	0	0
Vitamin Shoppe Incorporated*	2,565,000	0	2,565,000	0	0

					$344,919,940

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Advantage Intrinsic Value Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 97.05%

Consumer Discretionary : 12.99%

Auto Components : 2.84%
TRW Automotive Holdings Corporation †	425,138	$34,159,838

Media : 5.28%
The Walt Disney Company	450,538	35,745,685
Time Warner Incorporated	419,954	27,910,143

		63,655,828

Specialty Retail : 3.06%
Home Depot Incorporated	312,250	24,826,998
Tiffany & Company	138,040	12,077,120

		36,904,118

Textiles, Apparel & Luxury Goods : 1.81%
Kering Unsponsored ADR	987,258	21,788,784

Consumer Staples : 9.58%

Beverages : 5.12%
Anheuser-Busch Companies Incorporated ADR	198,436	20,998,498
Diageo plc ADR «	119,208	14,636,358
PepsiCo Incorporated	302,317	25,966,007

		61,600,863

Food Products : 4.46%
The Hershey Company	275,596	26,523,359
Unilever NV ADR	636,001	27,233,563

		53,756,922

Energy : 8.65%

Energy Equipment & Services : 4.42%
FMC Technologies Incorporated †	494,328	28,028,398
Schlumberger Limited	248,146	25,199,226

		53,227,624

Oil, Gas & Consumable Fuels : 4.23%
EOG Resources Incorporated	219,666	21,527,268
Occidental Petroleum Corporation	307,258	29,419,954

		50,947,222

Financials : 20.59%

Banks : 7.73%
JPMorgan Chase & Company	509,653	28,530,375
SunTrust Banks Incorporated	740,349	28,325,753
Zions Bancorporation	1,252,101	36,210,761

		93,066,889

Capital Markets : 10.42%
Charles Schwab Corporation	744,900	19,777,095

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Value Fund

Security name	Shares	Value

Capital Markets (continued)
Franklin Resources Incorporated	444,837	$23,287,217
Goldman Sachs Group Incorporated	186,242	29,765,196
Northern Trust Corporation	440,242	26,524,581
UBS AG	1,250,788	26,153,977

		125,508,066

Insurance : 2.44%
Chubb Corporation	319,749	29,442,488

Health Care : 10.54%

Health Care Equipment & Supplies : 4.40%
Abbott Laboratories	740,528	28,688,048
Baxter International Incorporated	334,169	24,324,162

		53,012,210

Health Care Providers & Services : 5.01%
Cigna Corporation	341,440	27,328,858
Express Scripts Holding Company †	494,622	32,931,933

		60,260,791

Pharmaceuticals : 1.13%
AbbVie Incorporated	261,615	13,624,909

Industrials : 12.97%

Aerospace & Defense : 7.14%
Honeywell International Incorporated	327,300	30,406,170
Huntington Ingalls Industries Incorporated	209,344	21,562,432
The Boeing Company	263,609	34,010,833

		85,979,435

Air Freight & Logistics : 2.28%
United Parcel Service Incorporated Class B	279,397	27,520,605

Electrical Equipment : 1.80%
Sensata Technologies Holdings NV †	511,116	21,707,097

Machinery : 1.75%
Deere & Company	225,843	21,080,186

Information Technology : 14.14%

Communications Equipment : 2.56%
QUALCOMM Incorporated	391,335	30,801,978

IT Services : 1.44%
International Business Machines Corporation	88,412	17,370,306

Semiconductors & Semiconductor Equipment : 1.94%
Texas Instruments Incorporated	513,168	23,323,486

Software : 4.34%
Intuit Incorporated	292,393	22,148,770
Oracle Corporation	738,450	30,187,836

		52,336,606

2

Wells Fargo Advantage Intrinsic Value Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name			Shares	Value

Technology Hardware, Storage & Peripherals : 3.86%
Apple Incorporated			41,110	$24,258,600
EMC Corporation			862,217	22,245,199

				46,503,799

Materials : 2.56%

Chemicals : 2.56%
E.I. du Pont de Nemours & Company			458,152	30,842,793

Utilities : 5.03%

Electric Utilities : 5.03%
NextEra Energy Incorporated			388,333	38,775,050
Northeast Utilities			462,149	21,841,162

				60,616,212

Total Common Stocks (Cost $896,241,151)				1,169,039,055

Short-Term Investments : 2.11%

		Yield

Investment Companies : 2.11%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	25,396,840	25,396,840
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.11	9,018	9,018

Total Short-Term Investments (Cost $25,405,858)				25,405,858

Total investments in securities (Cost $921,647,009)*	99.16%			1,194,444,913
Other assets and liabilities, net	0.84			10,085,303

Total net assets	100.00%			$1,204,530,216

†	Non-income-earning security
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $921,915,133 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$274,048,713
Gross unrealized depreciation	(1,518,933)

Net unrealized appreciation	$272,529,780

3

Wells Fargo Advantage Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$156,508,568	$0	$0	$156,508,568
Consumer staples	115,357,785	0	0	115,357,785
Energy	104,174,846	0	0	104,174,846
Financials	248,017,443	0	0	248,017,443
Health care	126,897,910	0	0	126,897,910
Industrials	156,287,323	0	0	156,287,323
Information technology	170,336,175	0	0	170,336,175
Materials	30,842,793	0	0	30,842,793
Utilities	60,616,212	0	0	60,616,212
Short-term investments
Investment companies	25,396,840	9,018	0	25,405,858

	$1,194,435,895	$9,018	$0	$1,194,444,913

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Cap Core Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 99.38%

Consumer Discretionary : 14.13%

Auto Components : 4.35%
Lear Corporation	60,624	$5,035,429
Magna International Incorporated Class A	63,088	6,181,993

		11,217,422

Automobiles : 1.62%
Ford Motor Company	258,969	4,182,349

Media : 1.95%
Comcast Corporation Class A	97,367	5,039,716

Specialty Retail : 3.52%
Home Depot Incorporated	62,772	4,991,002
Lowe’s Companies Incorporated	89,274	4,098,569

		9,089,571

Textiles, Apparel & Luxury Goods : 2.69%
Hanesbrands Incorporated	84,727	6,955,239

Consumer Staples : 9.59%

Food & Staples Retailing : 5.87%
CVS Caremark Corporation	83,279	6,056,049
Rite Aid Corporation †	692,000	4,983,169
Wal-Mart Stores Incorporated	51,727	4,123,159

		15,162,377

Food Products : 2.05%
Archer Daniels Midland Company	120,948	5,289,056

Personal Products : 1.67%
Herbalife Limited «	71,791	4,306,024

Energy : 7.70%

Oil, Gas & Consumable Fuels : 7.70%
Chevron Corporation	36,067	4,527,130
Exxon Mobil Corporation	47,382	4,852,391
Phillips 66	66,302	5,517,652
Valero Energy Corporation	86,850	4,976,825

		19,873,998

Financials : 15.62%

Banks : 1.67%
Citigroup Incorporated	90,232	4,323,015

Capital Markets : 3.94%
E*TRADE Financial Corporation †	240,384	5,396,621
Morgan Stanley	154,392	4,775,345

		10,171,966

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Large Cap Core Fund

Security name	Shares	Value

Diversified Financial Services : 5.73%
Bank of America Corporation	319,862	$4,842,711
Berkshire Hathaway Incorporated Class B †	40,327	5,196,134
Voya Financial Incorporated	134,548	4,761,654

		14,800,499

Insurance : 4.28%
Allstate Corporation	87,850	5,003,058
Lincoln National Corporation	124,459	6,037,506

		11,040,564

Health Care : 14.02%

Biotechnology : 4.00%
Gilead Sciences Incorporated †	63,650	4,995,889
United Therapeutics Corporation †	53,199	5,320,432

		10,316,321

Health Care Equipment & Supplies : 1.87%
Boston Scientific Corporation †	383,771	4,839,352

Health Care Providers & Services : 4.27%
Cardinal Health Incorporated	74,305	5,164,941
McKesson Corporation	34,639	5,860,572

		11,025,513

Pharmaceuticals : 3.88%
Actavis plc †	28,279	5,778,248
Johnson & Johnson	41,880	4,242,025

		10,020,273

Industrials : 10.67%

Aerospace & Defense : 3.71%
Northrop Grumman Corporation	41,962	5,098,803
The Boeing Company	34,660	4,471,833

		9,570,636

Airlines : 4.92%
Delta Air Lines Incorporated	194,480	7,162,698
Southwest Airlines Company	229,816	5,554,653

		12,717,351

Machinery : 2.04%
Oshkosh Corporation	95,037	5,275,504

Information Technology : 23.89%

Communications Equipment : 3.55%
Cisco Systems Incorporated	188,547	4,357,321
QUALCOMM Incorporated	61,064	4,806,347

		9,163,668

Internet Software & Services : 1.75%
Facebook Incorporated Class A †	75,693	4,524,928

2

Wells Fargo Advantage Large Cap Core Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name			Shares	Value

IT Services : 3.76%
DST Systems Incorporated			57,114	$5,265,340
MasterCard Incorporated Class A			60,614	4,458,160

				9,723,500

Semiconductors & Semiconductor Equipment : 4.87%
Marvell Technology Group Limited			389,586	6,178,834
Micron Technology Incorporated †			245,100	6,402,012

				12,580,846

Software : 3.78%
Microsoft Corporation			127,808	5,163,443
Oracle Corporation			112,473	4,597,896

				9,761,339

Technology Hardware, Storage & Peripherals : 6.18%
Apple Incorporated			8,562	5,052,351
Hewlett-Packard Company			146,250	4,835,025
SanDisk Corporation			71,318	6,059,889

				15,947,265

Materials : 2.18%

Chemicals : 2.18%
Dow Chemical Company			112,730	5,625,227

Telecommunication Services : 1.58%

Diversified Telecommunication Services : 1.58%
Verizon Communications Incorporated			87,165	4,073,220

Total Common Stocks (Cost $198,215,173)				256,616,739

Short-Term Investments : 2.65%

		Yield

Investment Companies : 2.65%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	2,660,832	2,660,832
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)		0.11	4,190,241	4,190,241

Total Short-Term Investments (Cost $6,851,073)				6,851,073

Total investments in securities (Cost $205,066,246) *	102.03%			263,467,812
Other assets and liabilities, net	(2.03)			(5,233,402)

Total net assets	100.00%			$258,234,410

†	Non-income-earning security
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Large Cap Core Fund

*	Cost for federal income tax purposes is $205,101,328 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$60,085,906
Gross unrealized depreciation	(1,719,422)

Net unrealized appreciation	$58,366,484

4

Wells Fargo Advantage Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$36,484,297	$0	$0	$36,484,297
Consumer staples	24,757,457	0	0	24,757,457
Energy	19,873,998	0	0	19,873,998
Financials	40,336,044	0	0	40,336,044
Health care	36,201,459	0	0	36,201,459
Industrials	27,563,491	0	0	27,563,491
Information technology	61,701,546	0	0	61,701,546
Materials	5,625,227	0	0	5,625,227
Telecommunication services	4,073,220	0	0	4,073,220
Short-term investments
Investment companies	2,660,832	4,190,241	0	6,851,073

	$259,277,571	$4,190,241	$0	$263,467,812

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 98.81%

Consumer Discretionary : 24.35%

Hotels, Restaurants & Leisure : 5.87%
Chipotle Mexican Grill Incorporated †	41,180	$20,528,230
Hilton Worldwide Holdings Incorporated †	172,367	3,762,772
Marriott International Incorporated Class A	295,000	17,089,350
Starbucks Corporation	356,340	25,164,731
Wynn Resorts Limited	102,000	20,796,780

		87,341,863

Internet & Catalog Retail : 4.26%
Amazon.com Incorporated †	94,530	28,749,409
Netflix Incorporated †	19,000	6,118,760
priceline.com Incorporated †	24,670	28,561,693

		63,429,862

Media : 2.60%
CBS Corporation Class B	410,000	23,681,600
The Walt Disney Company	189,000	14,995,260

		38,676,860

Multiline Retail : 3.47%
Dollar Tree Incorporated †	680,000	35,407,600
Nordstrom Incorporated	265,500	16,269,840

		51,677,440

Specialty Retail : 3.81%
CarMax Incorporated †	509,580	22,309,412
O’Reilly Automotive Incorporated †	150,000	22,318,500
Tractor Supply Company	179,000	12,035,960

		56,663,872

Textiles, Apparel & Luxury Goods : 4.34%
Michael Kors Holdings Limited †	165,730	15,114,576
Nike Incorporated Class B	366,980	26,771,191
VF Corporation	372,120	22,732,811

		64,618,578

Consumer Staples : 7.68%

Food & Staples Retailing : 6.11%
Costco Wholesale Corporation	288,000	33,315,840
Walgreen Company	350,420	23,793,518
Whole Foods Market Incorporated	679,000	33,746,300

		90,855,658

Household Products : 0.85%
Colgate-Palmolive Company	188,000	12,652,400

Personal Products : 0.72%
Estee Lauder Companies Incorporated Class A	147,660	10,715,686

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund

Security name	Shares	Value

Energy : 5.90%

Energy Equipment & Services : 1.50%
Schlumberger Limited	220,000	$22,341,000

Oil, Gas & Consumable Fuels : 4.40%
Antero Resources Corporation †	109,696	7,203,736
Concho Resources Incorporated †	158,600	20,689,370
Continental Resources Incorporated «†	62,980	8,723,990
Pioneer Natural Resources Company	149,000	28,797,230

		65,414,326

Financials : 5.00%

Capital Markets : 2.27%
Northern Trust Corporation	180,000	10,845,000
TD Ameritrade Holding Corporation	719,000	22,936,100

		33,781,100

Consumer Finance : 2.73%
American Express Company	257,340	22,499,236
Discover Financial Services	325,200	18,178,680

		40,677,916

Health Care : 14.75%

Biotechnology : 8.10%
Alexion Pharmaceuticals Incorporated †	226,000	35,753,200
Biogen Idec Incorporated †	70,960	20,374,035
Celgene Corporation †	114,380	16,815,004
Gilead Sciences Incorporated †	364,120	28,579,779
Regeneron Pharmaceuticals Incorporated †	64,180	19,054,400

		120,576,418

Health Care Equipment & Supplies : 1.01%
Covidien plc	210,130	14,971,763

Health Care Providers & Services : 1.25%
AmerisourceBergen Corporation	207,170	13,503,341
Catamaran Corporation †	134,600	5,081,150

		18,584,491

Health Care Technology : 1.23%
Cerner Corporation †	356,940	18,311,022

Pharmaceuticals : 3.16%
Allergan Incorporated	47,450	7,869,108
Bristol-Myers Squibb Company	91,000	4,558,190
Merck & Company Incorporated	127,000	7,437,120
Perrigo Company plc	133,160	19,289,558
Shire plc ADR	45,740	7,855,845

		47,009,821

Industrials : 13.23%

Aerospace & Defense : 4.13%
Precision Castparts Corporation	73,000	18,475,570
The Boeing Company	142,000	18,320,840

2

Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Aerospace & Defense (continued)
United Technologies Corporation	208,870	$24,715,587

		61,511,997

Air Freight & Logistics : 1.01%
United Parcel Service Incorporated Class B	153,050	15,075,425

Airlines : 0.46%
Southwest Airlines Company	282,000	6,815,940

Commercial Services & Supplies : 0.61%
Tyco International Limited	221,000	9,038,900

Industrial Conglomerates : 0.90%
Danaher Corporation	183,240	13,446,151

Professional Services : 0.32%
Verisk Analytics Incorporated Class A †	77,900	4,681,011

Road & Rail : 4.09%
Kansas City Southern	83,680	8,441,638
Norfolk Southern Corporation	151,000	14,274,030
Union Pacific Corporation	200,000	38,086,000

		60,801,668

Trading Companies & Distributors : 1.71%
W.W Grainger Incorporated	100,100	25,465,440

Information Technology : 22.91%

Communications Equipment : 1.75%
QUALCOMM Incorporated	331,080	26,059,307

Internet Software & Services : 8.91%
eBay Incorporated †	539,000	27,936,370
Facebook Incorporated Class A †	433,000	25,884,740
Google Incorporated Class A †	65,000	34,767,200
Google Incorporated Class C †	65,000	34,232,900
Pandora Media Incorporated †	414,100	9,698,222

		132,519,432

IT Services : 6.60%
Accenture plc	130,000	10,428,600
Alliance Data Systems Corporation †	62,000	14,997,800
Cognizant Technology Solutions Corporation Class A †	470,000	22,515,350
MasterCard Incorporated Class A	414,700	30,501,185
Visa Incorporated Class A	97,530	19,760,553

		98,203,488

Semiconductors & Semiconductor Equipment : 1.38%
Microchip Technology Incorporated «	432,880	20,579,115

Software : 3.05%
NetSuite Incorporated †	97,000	7,499,070
Salesforce.com Incorporated †	489,000	25,256,850
ServiceNow Incorporated †	209,300	10,406,396
Splunk Incorporated †	40,000	2,187,340

		45,349,656

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund

Security name			Shares	Value

Technology Hardware, Storage & Peripherals : 1.22%
Apple Incorporated			30,870	$18,216,078

Materials : 4.99%

Chemicals : 4.99%
Ecolab Incorporated			182,760	19,124,006
Monsanto Company			210,000	23,247,000
Praxair Incorporated			244,000	31,854,200

				74,225,206

Total Common Stocks (Cost $1,039,470,878)				1,470,288,890

		Yield

Short-Term Investments : 2.94%

Investment Companies : 2.94%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	22,900,235	22,900,235
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.11	20,766,125	20,766,125

Total Short-Term Investments (Cost $43,666,360)				43,666,360

Total investments in securities (Cost $1,083,137,238)*	101.75%			1,513,955,250
Other assets and liabilities, net	(1.75)			(25,984,607)

Total net assets	100.00%			$1,487,970,643

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $1,083,857,258 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$439,785,093
Gross unrealized depreciation	(9,687,101)

Net unrealized appreciation	$430,097,992

4

Wells Fargo Advantage Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptionsin determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$362,408,475	$0	$0	$362,408,475
Consumer staples	114,223,744	0	0	114,223,744
Energy	87,755,326	0	0	87,755,326
Financials	74,459,016	0	0	74,459,016
Health care	219,453,515	0	0	219,453,515
Industrials	196,836,532	0	0	196,836,532
Information technology	340,927,076	0	0	340,927,076
Materials	74,225,206	0	0	74,225,206
Short-term investments
Investment companies	22,900,235	20,766,125	0	43,666,360

	$1,493,189,125	$20,766,125	$0	$1,513,955,250

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Company Value Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 98.03%

Consumer Discretionary : 6.99%

Automobiles : 1.51%
General Motors Company	134,428	$4,635,077

Hotels, Restaurants & Leisure : 1.26%
Norwegian Cruise Line Company †	118,114	3,870,596

Household Durables : 1.41%
Newell Rubbermaid Incorporated	144,349	4,346,348

Media : 0.96%
The Walt Disney Company	37,174	2,949,385

Multiline Retail : 1.09%
Dillard’s Incorporated Class A	34,187	3,347,933

Textiles, Apparel & Luxury Goods : 0.76%
PVH Corporation	18,712	2,349,666

Consumer Staples : 4.80%

Food & Staples Retailing : 2.47%
CVS Caremark Corporation	104,582	7,605,203

Food Products : 0.99%
Darling International Incorporated †	151,178	3,025,072

Household Products : 1.34%
Procter & Gamble Company	50,054	4,131,958

Energy : 14.58%

Energy Equipment & Services : 1.59%
Baker Hughes Incorporated	69,927	4,887,897

Oil, Gas & Consumable Fuels : 12.99%
Chesapeake Energy Corporation	119,601	3,438,529
ConocoPhillips Company	53,754	3,994,460
Encana Corporation	196,490	4,560,533
Exxon Mobil Corporation	60,714	6,217,721
Marathon Oil Corporation	163,623	5,914,971
Noble Energy Incorporated	47,070	3,378,685
SandRidge Energy Incorporated «†	445,853	3,058,552
Valero Energy Corporation	76,042	4,347,321
Whiting Petroleum Corporation †	68,440	5,045,397

		39,956,169

Financials : 28.81%

Banks : 13.66%
Bank of America Corporation	549,547	8,320,142
Citigroup Incorporated	149,497	7,162,401
First Republic Bank	107,648	5,464,212
JPMorgan Chase & Company	138,218	7,737,444
KeyCorp	446,345	6,088,146
SVB Financial Group †	25,556	2,726,570
Synovus Financial Corporation	1,410,957	4,529,172

		42,028,087

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Large Company Value Fund

Security name	Shares	Value

Capital Markets : 1.25%
Goldman Sachs Group Incorporated	24,103	$3,852,141

Insurance : 8.52%
ACE Limited	28,991	2,966,359
American International Group Incorporated	130,384	6,927,302
Endurance Specialty Holdings Limited	71,419	3,629,514
MetLife Incorporated	109,658	5,740,596
The Hartford Financial Services Group Incorporated	193,189	6,929,689

		26,193,460

REITs : 5.38%
American Campus Communities Incorporated	133,071	5,083,312
American Tower Corporation	50,873	4,248,913
Vornado Realty Trust	47,319	4,854,929
Weyerhaeuser Company	79,119	2,361,702

		16,548,856

Health Care : 12.13%

Health Care Equipment & Supplies : 3.63%
Baxter International Incorporated	45,622	3,320,825
Medtronic Incorporated	54,397	3,199,632
Stryker Corporation	59,915	4,658,391

		11,178,848

Health Care Providers & Services : 1.55%
Cigna Corporation	59,733	4,781,029

Pharmaceuticals : 6.95%
Johnson & Johnson	36,898	3,737,398
Merck & Company Incorporated	118,912	6,963,487
Novartis AG ADR	60,640	5,272,042
Pfizer Incorporated	172,330	5,390,482

		21,363,409

Industrials : 12.08%

Airlines : 1.21%
United Continental Holdings Incorporated †	91,324	3,732,412

Electrical Equipment : 2.97%
Eaton Corporation plc	78,776	5,722,289
Regal-Beloit Corporation	45,887	3,429,136

		9,151,425

Industrial Conglomerates : 1.72%
General Electric Company	196,411	5,281,492

Machinery : 2.71%
Dover Corporation	41,109	3,551,818
Stanley Black & Decker Incorporated	55,845	4,796,527

		8,348,345

Road & Rail : 1.92%
Hertz Global Holdings Incorporated †	207,104	5,896,251

2

Wells Fargo Advantage Large Company Value Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name		Shares	Value

Trading Companies & Distributors : 1.55%
WESCO International Incorporated †		54,260	$4,762,943

Information Technology : 8.44%

Electronic Equipment, Instruments & Components : 1.13%
Knowles Corporation †		123,921	3,461,114

Internet Software & Services : 1.75%
AOL Incorporated †		70,489	3,017,634
eBay Incorporated †		45,374	2,351,734

			5,369,368

Semiconductors & Semiconductor Equipment : 1.69%
Skyworks Solutions Incorporated †		127,015	5,213,966

Technology Hardware, Storage & Peripherals : 3.87%
Apple Incorporated		5,850	3,452,027
EMC Corporation		175,260	4,521,708
NCR Corporation †		128,846	3,931,091

			11,904,826

Materials : 3.14%

Chemicals : 2.06%
Huntsman Corporation		129,293	3,238,790
Westlake Chemical Corporation		43,594	3,103,893

			6,342,683

Containers & Packaging : 1.08%
Crown Holdings Incorporated †		70,015	3,302,608

Telecommunication Services : 2.71%

Diversified Telecommunication Services : 2.71%
CenturyLink Incorporated		117,135	4,089,183
Verizon Communications Incorporated		90,779	4,242,103

			8,331,286

Utilities : 4.35%

Electric Utilities : 1.34%
Portland General Electric Company		122,995	4,116,643

Independent Power & Renewable Electricity Producers : 1.91%
AES Corporation		406,710	5,876,960

Water Utilities : 1.10%
Aqua America Incorporated		135,637	3,403,128

Total Common Stocks (Cost $227,958,616)			301,546,584

Short-Term Investments : 3.07%

	Yield

Investment Companies : 3.07%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	6,479,677	6,479,677

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Large Company Value Fund

Security name		Yield	Shares	Value

Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)		0.11%	2,964,500	$2,964,500

Total Short-Term Investments (Cost $9,444,177)				9,444,177

Total investments in securities (Cost $237,402,793) *	101.10%			310,990,761
Other assets and liabilities, net	(1.10)			(3,369,085)

Total net assets	100.00%			$307,621,676

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $241,941,812 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$74,519,593
Gross unrealized depreciation	(5,470,644)

Net unrealized appreciation	$69,048,949

4

Wells Fargo Advantage Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$21,499,005	$0	$0	$21,499,005
Consumer staples	14,762,233	0	0	14,762,233
Energy	44,844,066	0	0	44,844,066
Financials	88,622,544	0	0	88,622,544
Health Care	37,323,286	0	0	37,323,286
Industrials	37,172,868	0	0	37,172,868
Information technology	25,949,274	0	0	25,949,274
Materials	9,645,291	0	0	9,645,291
Telecommunication services	8,331,286	0	0	8,331,286
Utilities	13,396,731	0	0	13,396,731
Short-term investments
Investment companies	6,479,677	2,964,500	0	9,444,177

	$308,026,261	$2,964,500	$0	$310,990,761

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Omega Growth Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 98.61%

Consumer Discretionary : 21.49%

Auto Components : 2.91%
BorgWarner Incorporated	200,900	$12,483,926
Delphi Automotive plc	243,800	16,295,592

		28,779,518

Distributors : 1.11%
LKQ Corporation †	377,300	10,986,976

Hotels, Restaurants & Leisure : 2.30%
Chipotle Mexican Grill Incorporated †	23,700	11,814,450
Domino’s Pizza Incorporated	146,000	10,859,480

		22,673,930

Internet & Catalog Retail : 5.43%
Amazon.com Incorporated †	82,600	25,121,138
Netflix Incorporated †	34,000	10,949,360
priceline.com Incorporated †	15,110	17,493,603

		53,564,101

Media : 4.29%
AMC Networks Incorporated Class A †	154,500	10,146,015
Liberty Global plc Class A †«	45,759	1,822,123
Liberty Global plc Class C †	425,425	16,349,083
Twenty-First Century Fox Incorporated	437,100	13,995,942

		42,313,163

Specialty Retail : 4.48%
Advance Auto Parts Incorporated	93,784	11,375,061
AutoNation Incorporated †	219,400	11,626,006
Restoration Hardware Holdings Incorporated †	119,276	7,441,630
TJX Companies Incorporated	237,600	13,823,568

		44,266,265

Textiles, Apparel & Luxury Goods : 0.97%
Under Armour Incorporated Class A †	195,600	9,562,884

Consumer Staples : 2.84%

Beverages : 2.84%
Constellation Brands Incorporated Class A †	351,500	28,063,760

Energy : 5.96%

Energy Equipment & Services : 1.65%
Halliburton Company	257,900	16,265,753

Oil, Gas & Consumable Fuels : 4.31%
Antero Resources Corporation †	138,985	9,127,145
Gulfport Energy Corporation †	153,300	11,293,611
Marathon Petroleum Corporation	115,600	10,745,020
Pioneer Natural Resources Company	59,186	11,438,878

		42,604,654

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Omega Growth Fund

Security name	Shares	Value

Financials : 8.93%

Banks : 1.87%
First Republic Bank	189,200	$9,603,792
Texas Capital Bancshares Incorporated †	158,029	8,879,650

		18,483,442

Capital Markets : 1.45%
Affiliated Managers Group Incorporated †	72,172	14,304,490

Consumer Finance : 2.60%
American Express Company	293,400	25,651,962

Diversified Financial Services : 1.77%
IntercontinentalExchange Group Incorporated	85,200	17,418,288

Insurance : 0.80%
eHealth Incorporated †	189,000	7,917,210

Thrifts & Mortgage Finance : 0.44%
Ocwen Financial Corporation †	115,600	4,381,240

Health Care : 16.97%

Biotechnology : 6.95%
Alexion Pharmaceuticals Incorporated †	100,850	15,954,470
Biogen Idec Incorporated †	56,800	16,308,416
Celgene Corporation †	102,400	15,053,824
Gilead Sciences Incorporated †	145,527	11,422,414
Regeneron Pharmaceuticals Incorporated †	33,300	9,886,437

		68,625,561

Health Care Equipment & Supplies : 1.17%
Boston Scientific Corporation †	918,100	11,577,241

Health Care Providers & Services : 3.84%
DaVita HealthCare Partners Incorporated †	204,200	14,151,060
Envision Healthcare Holdings Incorporated †	314,553	10,628,746
McKesson Corporation	77,300	13,078,387

		37,858,193

Health Care Technology : 0.84%
Cerner Corporation †	161,200	8,269,560

Pharmaceuticals : 4.17%
AbbVie Incorporated	364,700	18,993,576
Bristol-Myers Squibb Company	288,700	14,460,983
Jazz Pharmaceuticals plc †	57,400	7,743,260

		41,197,819

Industrials : 16.44%

Aerospace & Defense : 3.26%
B/E Aerospace Incorporated †	186,300	16,351,551
Precision Castparts Corporation	62,600	15,843,434

		32,194,985

Airlines : 3.19%
American Airlines Group Incorporated †	286,100	10,033,527

2

Wells Fargo Advantage Omega Growth Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Airlines (continued)
Copa Holdings SA Class A	39,200	$5,302,976
Delta Air Lines Incorporated	438,800	16,161,004

		31,497,507

Building Products : 0.12%
Fortune Brands Home & Security Incorporated	29,746	1,185,378

Construction & Engineering : 1.17%
Quanta Services Incorporated †	327,100	11,540,088

Electrical Equipment : 1.19%
Eaton Corporation plc	161,900	11,760,416

Machinery : 2.33%
Cummins Incorporated	98,000	14,783,300
Proto Labs Incorporated †	134,982	8,171,810

		22,955,110

Professional Services : 2.86%
IHS Incorporated Class A †	175,065	21,118,091
The Advisory Board Company †	124,900	7,151,774

		28,269,865

Road & Rail : 0.92%
Swift Transportation Company †	375,965	9,041,958

Trading Companies & Distributors : 1.40%
United Rentals Incorporated †	147,300	13,821,159

Information Technology : 21.44%

Electronic Equipment, Instruments & Components : 1.62%
Cognex Corporation †	321,300	11,062,359
FLIR Systems Incorporated	146,000	4,969,840

		16,032,199

Internet Software & Services : 8.01%
CoStar Group Incorporated †	46,730	7,518,390
Facebook Incorporated Class A †	386,700	23,116,926
Google Incorporated Class A †	42,800	22,892,864
Google Incorporated Class C †	36,300	19,117,758
Yelp Incorporated †	110,021	6,416,425

		79,062,363

IT Services : 4.00%
Vantiv Incorporated Class A †	467,974	14,390,201
Visa Incorporated Class A	123,901	25,103,582

		39,493,783

Semiconductors & Semiconductor Equipment : 1.96%
ARM Holdings plc ADR	201,841	9,187,802
Micron Technology Incorporated †	387,900	10,131,948

		19,319,750

Software : 3.72%
Aspen Technology Incorporated †	54,560	2,344,329

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Omega Growth Fund

Security name			Shares	Value

Software (continued)
Guidewire Software Incorporated †			182,629	$6,896,071
Salesforce.com Incorporated †			286,100	14,777,065
ServiceNow Incorporated †			167,100	8,308,212
Tableau Software Incorporated Class A †			80,600	4,454,762

				36,780,439

Technology Hardware, Storage & Peripherals : 2.13%
Apple Incorporated			35,600	21,007,202

Materials : 2.31%

Chemicals : 2.31%
Monsanto Company			206,000	22,804,200

Telecommunication Services : 2.23%

Wireless Telecommunication Services : 2.23%
SBA Communications Corporation Class A †			245,002	21,991,380

Total Common Stocks (Cost $804,037,430)				973,523,792

		Yield

Short-Term Investments : 0.56%

Investment Companies : 0.56%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	3,844,437	3,844,437
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.11	1,702,575	1,702,575

Total Short-Term Investments (Cost $5,547,012)				5,547,012

Total investments in securities (Cost $809,584,442)*	99.17%			979,070,804
Other assets and liabilities, net	0.83			8,211,914

Total net assets	100.00%			$987,282,718

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $810,134,400 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$189,282,109
Gross unrealized depreciation	(20,345,705)

Net unrealized appreciation	$168,936,404

4

Wells Fargo Advantage Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$212,146,837	$0	$0	$212,146,837
Consumer staples	28,063,760	0	0	28,063,760
Energy	58,870,407	0	0	58,870,407
Financials	88,156,632	0	0	88,156,632
Health care	167,528,374	0	0	167,528,374
Industrials	162,266,466	0	0	162,266,466
Information technology	211,695,736	0	0	211,695,736
Materials	22,804,200	0	0	22,804,200
Telecommunication services	21,991,380	0	0	21,991,380
Short-term investments
Investment companies	3,844,437	1,702,575	0	5,547,012

	$977,368,229	$1,702,575	$0	$979,070,804

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 98.32%

Consumer Discretionary : 18.38%

Auto Components : 0.65%
BorgWarner Incorporated	223,760	$13,904,446
Delphi Automotive plc	274,990	18,380,332

		32,284,778

Distributors : 1.25%
LKQ Corporation †	2,112,520	61,516,582

Hotels, Restaurants & Leisure : 2.93%
Chipotle Mexican Grill Incorporated †	120,910	60,273,635
Starbucks Corporation	1,189,440	83,998,253

		144,271,888

Internet & Catalog Retail : 3.07%
Amazon.com Incorporated †	208,550	63,426,312
Netflix Incorporated †	52,500	16,907,100
priceline.com Incorporated †	61,438	71,129,845

		151,463,257

Media : 1.40%
The Walt Disney Company	870,500	69,065,470

Multiline Retail : 2.17%
Dollar Tree Incorporated †	2,050,110	106,749,228

Specialty Retail : 5.09%
Cabela’s Incorporated †«	768,200	50,401,602
CarMax Incorporated †	2,423,690	106,109,148
TJX Companies Incorporated	463,000	26,937,340
Tractor Supply Company	1,001,880	67,366,411

		250,814,501

Textiles, Apparel & Luxury Goods : 1.82%
Michael Kors Holdings Limited †	216,894	19,780,733
Nike Incorporated Class B	387,390	28,260,101
Under Armour Incorporated Class A †	855,720	41,836,151

		89,876,985

Consumer Staples : 5.37%

Food & Staples Retailing : 4.15%
Costco Wholesale Corporation	487,290	56,369,707
Sprouts Farmers Market Incorporated †	1,192,379	38,120,357
Whole Foods Market Incorporated	2,211,000	109,886,700

		204,376,764

Household Products : 0.54%
Colgate-Palmolive Company	398,000	26,785,400

Personal Products : 0.68%
Estee Lauder Companies Incorporated Class A	462,190	33,541,128

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund

Security name	Shares	Value

Energy : 5.01%

Energy Equipment & Services : 0.66%
Schlumberger Limited	321,970	$32,696,054

Oil, Gas & Consumable Fuels : 4.35%
Concho Resources Incorporated †	873,210	113,910,245
EOG Resources Incorporated	119,000	11,662,000
Pioneer Natural Resources Company	459,570	88,821,094

		214,393,339

Financials : 6.64%

Capital Markets : 2.99%
Ameriprise Financial Incorporated	436,220	48,695,239
TD Ameritrade Holding Corporation	3,093,710	98,689,349

		147,384,588

Consumer Finance : 2.99%
American Express Company	960,700	83,994,001
Discover Financial Services	1,134,890	63,440,351

		147,434,352

REITs : 0.66%
American Tower Corporation	390,000	32,572,800

Health Care : 19.36%

Biotechnology : 9.85%
Alexion Pharmaceuticals Incorporated †	840,990	133,044,618
Biogen Idec Incorporated †	290,540	83,419,845
BioMarin Pharmaceutical Incorporated †	434,050	25,274,732
Celgene Corporation †	467,859	68,779,952
Gilead Sciences Incorporated †	1,080,630	84,818,649
Medivation Incorporated †	295,000	17,761,950
Regeneron Pharmaceuticals Incorporated †	244,630	72,628,201

		485,727,947

Health Care Equipment & Supplies : 1.18%
Covidien plc	811,990	57,854,288

Health Care Providers & Services : 2.34%
AmerisourceBergen Corporation	654,900	42,686,382
Catamaran Corporation †	787,380	29,723,595
Envision Healthcare Holdings Incorporated †	518,338	17,514,641
Express Scripts Holding Company †	380,940	25,362,985

		115,287,603

Health Care Technology : 1.06%
Cerner Corporation †	1,020,640	52,358,832

Life Sciences Tools & Services : 1.75%
Mettler-Toledo International Incorporated †	162,220	37,816,726
Quintiles Transnational Holdings Incorporated †	1,029,797	48,534,333

		86,351,059

Pharmaceuticals : 3.18%
Bristol-Myers Squibb Company	397,500	19,910,775

2

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Shares	Value

Pharmaceuticals (continued)
Jazz Pharmaceuticals plc †	191,500	$25,833,350
Merck & Company Incorporated	541,000	31,680,960
Perrigo Company plc	548,880	79,510,757

		156,935,842

Industrials : 14.14%

Aerospace & Defense : 3.46%
Precision Castparts Corporation	180,150	45,594,164
The Boeing Company	287,160	37,049,383
United Technologies Corporation	744,600	88,108,518

		170,752,065

Air Freight & Logistics : 1.27%
United Parcel Service Incorporated Class B	635,140	62,561,290

Airlines : 0.33%
Southwest Airlines Company	663,660	16,040,662

Building Products : 0.55%
Fortune Brands Home & Security Incorporated	686,140	27,342,679

Commercial Services & Supplies : 0.37%
Tyco International Limited	441,000	18,036,900

Industrial Conglomerates : 0.78%
Danaher Corporation	524,730	38,504,687

Machinery : 1.11%
Flowserve Corporation	503,550	36,784,328
Pentair Limited	241,000	17,903,890

		54,688,218

Professional Services : 0.37%
Verisk Analytics Incorporated Class A †	307,160	18,457,244

Road & Rail : 5.59%
CSX Corporation	2,071,500	58,457,730
Genesee & Wyoming Incorporated Class A †	334,000	33,069,340
Kansas City Southern	593,900	59,912,632
Norfolk Southern Corporation	671,340	63,461,770
Union Pacific Corporation	317,570	60,474,855

		275,376,327

Trading Companies & Distributors : 0.31%
W.W. Grainger Incorporated	60,500	15,391,200

Information Technology : 26.12%

Communications Equipment : 2.08%
F5 Networks Incorporated †	307,000	32,287,190
QUALCOMM Incorporated	894,480	70,404,521

		102,691,711

Electronic Equipment, Instruments & Components : 0.15%
Trimble Navigation Limited †	191,000	7,340,130

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund

Security name		Shares	Value

Internet Software & Services : 10.93%
Akamai Technologies Incorporated †		1,035,810	$54,970,437
eBay Incorporated †		1,758,000	91,117,140
Facebook Incorporated Class A †		1,536,490	91,851,372
Google Incorporated Class A †		208,220	111,372,714
Google Incorporated Class C †		203,720	107,291,175
MercadoLibre Incorporated «		274,320	25,585,826
Pandora Media Incorporated †		1,628,000	38,127,760
Rackspace Hosting Incorporated †		647,370	18,786,677

			539,103,101

IT Services : 6.72%
Accenture plc		515,500	41,353,410
Alliance Data Systems Corporation †		284,780	68,888,282
Cognizant Technology Solutions Corporation Class A †		1,585,140	75,936,132
MasterCard Incorporated Class A		1,122,300	82,545,165
Visa Incorporated Class A		308,240	62,452,506

			331,175,495

Semiconductors & Semiconductor Equipment : 2.28%
ARM Holdings plc		257,000	11,698,640
Microchip Technology Incorporated «		1,745,670	82,989,152
Xilinx Incorporated		373,830	17,641,038

			112,328,830

Software : 2.20%
Concur Technologies Incorporated †		218,500	17,582,695
Salesforce.com Incorporated †		988,450	51,053,443
ServiceNow Incorporated †		328,000	16,308,160
Splunk Incorporated †		202,500	11,050,425
Tableau Software Incorporated Class A †		153,500	8,483,945
Workday Incorporated Class A †		53,500	3,909,245

			108,387,913

Technology Hardware, Storage & Peripherals : 1.76%
Apple Incorporated		146,880	86,672,419

Materials : 3.30%

Chemicals : 3.30%
Airgas Incorporated		245,300	26,065,578
Monsanto Company		617,340	68,339,538
Praxair Incorporated		521,600	68,094,875

			162,499,991

Total Common Stocks (Cost $3,665,534,266)			4,847,093,547

	Yield

Short-Term Investments : 2.47%

Investment Companies : 2.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	21,088,637	21,088,637
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.11	100,804,597	100,804,597

Total Short-Term Investments (Cost $121,893,234)			121,893,234

4

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — April 30, 2014 (unaudited)

		Value

Total investments in securities (Cost $3,787,427,500)*	100.79%	$4,968,986,781
Other assets and liabilities, net	(0.79)	(38,960,525)

Total net assets	100.00%	$4,930,026,256

†	Non-income-earning security.
«	All or a portion of this security is on loan.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $3,797,756,960 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,226,317,469
Gross unrealized depreciation	(55,087,648)

Net unrealized appreciation	$1,171,229,821

5

Wells Fargo Advantage Premier Large Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$906,042,689	$0	$0	$906,042,689
Consumer staples	264,703,292	0	0	264,703,292
Energy	247,089,393	0	0	247,089,393
Financials	327,391,740	0	0	327,391,740
Health care	954,515,571	0	0	954,515,571
Industrials	697,151,272	0	0	697,151,272
Information technology	1,287,699,599	0	0	1,287,699,599
Materials	162,499,991	0	0	162,499,991
Short-term investments
Investment companies	21,088,637	100,804,597	0	121,893,234

	$4,868,182,184	$100,804,597	$0	$4,968,986,781

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage 100% Treasury Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Treasury Debt : 103.34%
U.S. Treasury Bill (z)		0.00%	7-31-2014	$600,000,000	$599,965,875
U.S. Treasury Bill (z)		0.03	5-29-2014	879,805,000	879,781,918
U.S. Treasury Bill (z)		0.03	7-24-2014	650,000,000	649,953,742
U.S. Treasury Bill (z)		0.03	7-10-2014	533,960,000	533,927,555
U.S. Treasury Bill (z)		0.03	7-17-2014	600,000,000	599,958,292
U.S. Treasury Bill (z)		0.04	5-1-2014	956,110,000	956,110,000
U.S. Treasury Bill (z)		0.04	5-8-2014	461,465,000	461,461,406
U.S. Treasury Bill (z)		0.04	7-3-2014	1,000,000,000	999,923,731
U.S. Treasury Bill (z)		0.05	5-22-2014	750,000,000	749,979,875
U.S. Treasury Bill (z)		0.05	6-26-2014	750,000,000	749,940,695
U.S. Treasury Bill (z)		0.05	6-5-2014	800,000,000	799,959,167
U.S. Treasury Bill (z)		0.05	6-12-2014	800,000,000	799,951,000
U.S. Treasury Bill (z)		0.05	6-19-2014	750,000,000	749,946,406
U.S. Treasury Bill (z)		0.09	5-15-2014	1,000,000,000	999,966,115
U.S. Treasury Note ±		0.10	1-31-2016	130,000,000	129,948,435
U.S. Treasury Note		0.05	5-15-2014	50,000,000	50,018,458
U.S. Treasury Note		0.05	7-31-2014	400,000,000	402,585,083
U.S. Treasury Note		0.06	8-15-2014	150,000,000	151,841,912
U.S. Treasury Note		0.06	8-31-2014	110,000,000	110,845,098
U.S. Treasury Note		0.06	8-15-2014	10,900,000	10,913,964
U.S. Treasury Note		0.07	5-31-2014	40,000,000	40,006,022
U.S. Treasury Note		0.08	7-15-2014	100,000,000	100,113,817
U.S. Treasury Note		0.08	6-15-2014	160,000,000	160,132,510
U.S. Treasury Note		0.09	5-31-2014	140,000,000	140,248,873
U.S. Treasury Note		0.10	9-15-2014	58,000,000	58,032,527
U.S. Treasury Note		0.13	6-30-2014	10,000,000	10,001,953
U.S. Treasury Note		0.14	5-15-2014	10,000,000	10,017,824
U.S. Treasury Note		0.16	12-31-2014	10,000,000	10,166,257
U.S. Treasury Note		0.17	1-31-2015	10,000,000	10,157,776
U.S. Treasury Note		0.18	2-15-2015	30,000,000	30,917,121
U.S. Treasury Note		0.20	11-15-2014	10,000,000	10,221,270
U.S. Treasury Note		0.23	2-15-2015	95,000,000	103,373,481

Total Treasury Debt (Cost $12,070,368,158)					12,070,368,158

Total investments in securities (Cost $12,070,368,158)*	103.34%				12,070,368,158
Other assets and liabilities, net	(3.34)				(390,241,663)

Total net assets	100.00%				$11,680,126,495

±	Variable rate investment. The interest rate shown is the rate in effect at period end.
(z)	Zero coupon security. Rate represents current yield to maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 101.51%

California : 98.89%

Other Municipal Debt : 19.42%
California Community College Financing Authority Series C (Education Revenue)	0.15%	12-31-2014	$5,400,000	$5,466,463
California RAN Series 2013A-1 (Miscellaneous Revenue, PNC Bank NA SPA)	0.18	5-28-2014	24,300,000	24,332,723
California RAN Series 2013A-2 (Miscellaneous Revenue)	0.22	6-23-2014	16,500,000	16,542,641
California School Cash Reserve Program Authority Series J (Miscellaneous Revenue)	0.10	10-1-2014	10,200,000	10,280,670
California School Cash Reserve Program Authority Series K (Miscellaneous Revenue)	0.10	10-1-2014	15,800,000	15,924,959
California School Cash Reserve Program Authority Series L (Miscellaneous Revenue)	0.12	10-1-2014	4,600,000	4,635,995
California School Cash Reserve Program Authority Series M (Miscellaneous Revenue)	0.15	12-31-2014	5,285,000	5,350,051
California School Cash Reserve Program Authority Series N (Miscellaneous Revenue)	0.15	12-31-2014	2,795,000	2,829,403
California State University Series A (Education Revenue)	0.08	6-3-2014	9,500,000	9,500,000
City of Los Angeles CA Series B (GO)	0.11	9-1-2014	5,000,000	5,064,949
Los Angeles County CA School Pooled Financing Program Series 2013-14 (Miscellaneous Revenue)	0.14	12-31-2014	2,700,000	2,733,389
Los Angeles County CA TRAN Series B (Miscellaneous Revenue)	0.16	6-30-2014	12,495,000	12,532,826
Los Angeles County Capital Asset Leasing Corporation Series B (Housing Revenue)	0.08	7-2-2014	18,000,000	18,000,000
Los Angeles County Capital Asset Leasing Corporation Series B (Housing Revenue)	0.09	7-8-2014	15,000,000	15,000,000
Los Angeles County Schools Series B2 (Miscellaneous Revenue)	0.19	1-30-2015	5,000,000	5,067,392
Los Angeles County Schools Series B3 (Miscellaneous Revenue)	0.13	12-31-2014	8,400,000	8,504,390
Los Angeles CA Municipal Improvement Corporation Series A4 (Housing Revenue)	0.08	7-2-2014	11,978,000	11,978,000
Los Angeles CA Municipal Improvement Corporation Series A4 (Housing Revenue)	0.09	7-8-2014	11,000,000	11,000,000
Panama-Buena Vista Union School District (Tax Revenue)	0.14	9-1-2014	5,000,000	5,022,616
San Diego CA Water Authority Series 7 (Water & Sewer Revenue)	0.08	6-4-2014	6,250,000	6,250,000
San Diego CA Water Authority Series 7 (Water & Sewer Revenue)	0.09	5-7-2014	10,000,000	10,000,000
San Francisco CA Airport Commission Series A-3 (Airport Revenue)	0.09	6-26-2014	9,400,000	9,400,000
San Francisco CA Airport Commission Series A-3 (Airport Revenue)	0.15	6-18-2014	2,200,000	2,200,000
Santa Clara County CA TRAN (Miscellaneous Revenue)	0.18	6-30-2014	25,000,000	25,044,047

				242,660,514

Variable Rate Demand Notes ø: 79.47%
ABAG Finance Authority for Nonprofit Corporation California Charleston Project (Housing Revenue, Bank of America NA LOC)	0.08	6-1-2037	7,400,000	7,400,000
ABAG Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.13	9-1-2033	1,600,000	1,600,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	7-15-2035	8,100,000	8,100,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.13	4-1-2035	2,185,000	2,185,000
Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.13	5-15-2035	1,535,000	1,535,000
Bakersfield CA PFOTER PT-4669 Series A (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.23	9-15-2032	7,975,000	7,975,000
Bay Area Toll Authority California Toll Bridge Series C2 (Transportation Revenue, Union Bank NA LOC)	0.11	4-1-2047	710,000	710,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.13	10-1-2020	25,330,000	25,330,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	7-1-2027	6,270,000	6,270,000

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
California CDA Arbor Ridge Apartments Series B (Tobacco Revenue, FHLMC LIQ)	0.14%	11-1-2036	$9,500,000	$9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC LIQ)	0.13	9-1-2040	3,555,000	3,555,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.12	11-1-2040	13,820,000	13,820,000
California CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)	0.13	11-1-2031	6,775,000	6,775,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.12	8-1-2045	7,000,000	7,000,000
California CDA MFHR Glen Haven Apartments Series AA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	4-15-2035	4,000,000	4,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	10-15-2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LOC)	0.12	11-1-2040	6,620,000	6,620,000
California CDA MFHR Seasons at Lakewood Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	5-15-2037	3,200,000	3,200,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	8-1-2031	14,340,000	14,340,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	5-15-2037	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	5-1-2027	6,165,000	6,165,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured, Credit Suisse LIQ) 144A	0.12	8-15-2038	6,000,000	6,000,000
California CDA Sutter Health Series B (Health Revenue, Credit Suisse LIQ) 144A	0.12	11-15-2048	24,446,525	24,446,525
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.13	8-15-2032	2,625,000	2,625,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.15	6-1-2036	1,040,000	1,040,000
California CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)	0.14	11-1-2035	4,000,000	4,000,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	11-15-2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	11-15-2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	11-15-2035	3,605,000	3,605,000
California Educational Facilities Authority Stanford University Series L (Education Revenue)	0.07	10-1-2022	2,000,000	2,000,000
California Enterprise Development Authority Pocino Foods Company Project Series A (Industrial Development Revenue, City National Bank LOC)	0.12	11-1-2033	7,665,000	7,665,000
California Finance Authority Kehillah Jewish High School (Education Revenue, California Bank & Trust LOC)	0.12	8-1-2039	13,460,000	13,460,000
California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC)	0.10	3-1-2047	13,450,000	13,450,000
California HFFA City of Hope Series B (Health Revenue)	0.11	11-15-2042	26,700,000	26,700,000
California HFFA Scripps Health Series C (Health Revenue)	0.07	10-1-2042	18,500,000	18,500,000
California HFFA St. Joseph Health System Series C (Health Revenue, Northern Trust Company LOC)	0.07	7-1-2041	2,400,000	2,400,000
California Infrastructure & Economic Development Bank Loyola High School Project (Miscellaneous Revenue)	0.13	12-1-2035	1,310,000	1,310,000
California Infrastructure & Economic Development Bank ROC RR-II-R-11527 (Transportation Revenue, Ambac Insured, Citibank NA LIQ) 144A	0.14	7-1-2030	9,900,000	9,900,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.11	12-1-2040	14,940,000	14,940,000
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.13	1-1-2037	2,075,000	2,075,000

2

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue, Pacific Capital Bank NA LOC)	0.10%	6-1-2025	$6,195,000	$6,195,000
California Kindergarten Series B-1 (GO, Citibank NA LOC)	0.07	5-1-2034	5,750,000	5,750,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.15	4-1-2042	1,240,000	1,240,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.12	8-1-2037	15,610,000	15,610,000
California Municipal Finance Authority San Francisco Planning Project Series A (Industrial Development Revenue, Pacific Capital Bank NA LOC)	0.10	12-1-2042	4,500,000	4,500,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank LOC)	0.16	5-1-2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank LOC)	0.16	11-1-2027	6,000,000	6,000,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.18	8-1-2018	10,100,000	10,100,000
California PFOTER PT-4672 (Education Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.19	11-1-2032	8,000,000	8,000,000
California Public Improvements Series A Sub Series A-1-2 Refunding Notes (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.08	5-1-2040	1,450,000	1,450,000
California Series B Sub Series B-3 (Miscellaneous Revenue, Barclays Bank plc LOC)	0.09	5-1-2040	6,200,000	6,200,000
California Series B3 (GO, Citibank NA LOC)	0.06	5-1-2034	5,000,000	5,000,000
California HFFA Memorial Health Services Series A (Health Revenue)	0.10	10-1-2043	10,000,000	10,000,000
California Statewide CDA Crossings UHC Madera (Housing Revenue, Citibank NA LOC)	0.20	1-1-2038	2,870,000	2,870,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.13	6-1-2028	8,700,000	8,700,000
California University Revenue Class A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.13	11-1-2035	15,000,000	15,000,000
California University Revenue Systemwide PUTTER Series 2646Z (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.20	5-1-2015	6,210,000	6,210,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.24	11-1-2033	3,000,000	3,000,000
California University Revenue Systemwide Series C (Education Revenue, National Insured, JPMorgan Chase & Company LIQ) 144A	0.20	11-1-2014	10,000,000	10,000,000
Clipper Tax Exempt Certificate Trust Series 4A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.13	11-1-2043	4,130,000	4,130,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	2-1-2023	11,000,000	11,000,000
Deutsche Bank Spears/Lifers Trust Series DBE-1188 (GO, Deutsche Bank LIQ) 144A	0.14	8-1-2047	10,230,000	10,230,000
Deutsche Bank Spears/Lifers Trust Series DBE-1273 (GO, Syncora Guarantee Incorporated Insured, Deutsche Bank LIQ) 144A	0.17	4-1-2038	15,590,000	15,590,000
Deutsche Bank Spears/Lifers Trust Series DBE-1286 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.17	8-1-2036	17,375,000	17,375,000
Deutsche Bank Spears/Lifers Trust Series DBE-1288 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.16	8-1-2042	6,875,000	6,875,000
Deutsche Bank Spears/Lifers Trust Series DBE-1299 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.17	8-1-2049	4,720,000	4,720,000
Deutsche Bank Spears/Lifers Trust Series DBE-1301 (GO, Build America Mutual Assurance Company Insured, Deutsche Bank LIQ) 144A	0.17	8-1-2048	4,825,000	4,825,000
Deutsche Bank Spears/Lifers Trust Series DBE-247 (GO, FGIC Insured, Deutsche Bank LIQ) 144A	0.20	12-1-2030	2,265,000	2,265,000
Deutsche Bank Spears/Lifers Trust Series DBE-296 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.19	8-1-2031	4,330,000	4,330,000
Deutsche Bank Spears/Lifers Trust Series DBE-362 (GO, Ambac Insured, Deutsche Bank LIQ) 144A	0.20	6-1-2022	4,030,000	4,030,000
Deutsche Bank Spears/Lifers Trust Series DBE-659 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.14	8-1-2031	1,083,000	1,083,000

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Eclipse Funding Trust Series 2006-0065 Solar Eclipse Pepperdine University (Education Revenue, U.S. Bank NA LOC) 144A	0.12%	6-1-2015	$2,160,000	$2,160,000
Eclipse Funding Trust Series 2007-0079 Solar Eclipse Vacaville United School District (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.12	8-1-2032	10,120,000	10,120,000
Golden State Tobacco Securitization Corporation California Class A (Tobacco Revenue, BHAC/FGIC Insured, Citibank NA LIQ) 144A	0.22	6-1-2038	9,900,000	9,900,000
Golden State Tobacco Securitization Corporation California Series 2040 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.24	6-1-2045	12,900,000	12,900,000
Golden State Tobacco Securitization Corporation California Series 2215 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.32	6-1-2045	25,500,000	25,500,000
Golden State Tobacco Securitization Corporation California Series 3123 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.24	6-1-2045	21,290,000	21,290,000
Hartnell CA Community College District PUTTER Series 2966 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.18	12-1-2015	4,800,000	4,800,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.13	3-1-2028	6,620,000	6,620,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #85-7 Series A (Miscellaneous Revenue, Bank of Tokyo-Mitsubishi LOC)	0.06	9-2-2032	5,255,000	5,255,000
JPMorgan Chase PUTTER/DRIVER Trust Semitropic Improvement Series 3584 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.20	6-1-2017	9,590,000	9,590,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3459 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.17	11-15-2025	8,000,000	8,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3927Z (GO, JPMorgan Chase & Company LIQ) 144A	0.15	2-1-2019	5,340,000	5,340,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3974Z (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.15	8-1-2015	3,960,000	3,960,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4414 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.13	5-15-2021	5,000,000	5,000,000
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	2-15-2031	5,765,000	5,765,000
Las Virgenes CA Unified School District Series A (GO, AGM Insured, Bank of America NA LIQ) 144A	0.17	8-1-2031	6,665,000	6,665,000
Los Angeles CA Certificate of Participation Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.12	8-1-2038	7,150,000	7,150,000
Los Angeles CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO, Royal Bank of Canada LIQ) 144A	0.12	8-1-2033	5,000,000	5,000,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	12-15-2034	6,290,000	6,290,000
Los Angeles CA DW&P Waterworks Sub Series B-2 (Water & Sewer Revenue, Royal Bank of Canada SPA)	0.07	7-1-2035	4,100,000	4,100,000
Los Angeles CA IDA Megatoys Project (Industrial Development Revenue, East West Bank LOC)	0.16	7-1-2031	3,000,000	3,000,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.14	7-1-2027	3,540,000	3,540,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, Citibank NA LOC)	0.13	8-15-2030	4,300,000	4,300,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.09	10-1-2042	10,235,000	10,235,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC, Ambac Insured)	0.09	1-1-2031	27,305,000	27,305,000
Metropolitan Water District of Southern California (Water & Sewer Revenue)	0.14	7-1-2030	10,000,000	10,000,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	9-15-2024	1,325,000	1,325,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.11	7-1-2033	14,675,000	14,675,000
Oceanside CA MFHR Ace-Shadow Way Apartments Project (Housing Revenue, FHLMC LOC)	0.11	3-1-2049	2,350,000	2,350,000
Petaluma CA Community Development Commission MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.15	4-1-2026	500,000	500,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	5-15-2034	5,000,000	5,000,000

4

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LIQ)	0.13%	5-1-2042	$10,000,000	$10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC LIQ)	0.13	8-1-2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.12	12-1-2022	18,400,000	18,400,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	9-15-2036	5,205,000	5,205,000
Sacramento County CA Sanitation Districts Royal Bank of Canada Municipal Products Incorporated Series E-44 (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	0.12	10-1-2015	12,500,000	12,500,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.16	5-16-2015	6,620,000	6,620,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	5-15-2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	2-15-2027	1,500,000	1,500,000
San Bernardino County CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	5-1-2026	7,000,000	7,000,000
San Diego County CA Community College District Royal Bank of Canada Municipal Products Incorporated Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.12	8-1-2019	11,000,000	11,000,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.13	11-1-2036	16,260,000	16,260,000
San Francisco CA City & County Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.14	11-1-2039	6,500,000	6,500,000
San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)	0.14	8-1-2036	9,450,000	9,450,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.12	12-1-2017	32,500,000	32,500,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, Citibank NA LOC)	0.13	12-1-2033	1,325,000	1,325,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.15	11-1-2033	7,025,000	7,025,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.13	2-1-2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC LIQ)	0.13	6-1-2036	4,230,000	4,230,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	9-15-2032	1,120,000	1,120,000
San Marcos CA Unified School District Series 3269 (GO, Morgan Stanley Bank LIQ) 144A	0.17	8-1-2031	5,000,000	5,000,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A¤	0.00	9-1-2036	2,110,000	2,110,000
Santa Clara County CA Valley Transportation Authority Series C (Tax Revenue, State Street Bank & Trust Company SPA)	0.11	6-1-2026	5,300,000	5,300,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.09	7-1-2033	2,345,000	2,345,000
Tustin CA Unified School District Special Tax Community Facilities District # 07-1 (Tax Revenue, Bank of America NA LOC)	0.07	9-1-2050	32,250,000	32,250,000

				993,224,525

Other : 0.91%

Variable Rate Demand Notes ø: 0.91%
FHLMC Multi-Family Certificates (Housing Revenue)	0.18	11-15-2034	9,807,423	9,807,420
FHLMC Multi-Family Certificates (Housing Revenue)	0.18	8-15-2045	1,542,218	1,542,218

				11,349,638

5

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value

Puerto Rico : 1.71%

Variable Rate Demand Notes ø: 1.71%
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1194 (Tax Revenue, Deutsche Bank LIQ) 144A		0.32%	8-1-2057	$13,400,000	$13,400,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1195 (Tax Revenue, Deutsche Bank LIQ) 144A		0.32	8-1-2057	1,900,000	1,900,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1196 (Tax Revenue, Deutsche Bank LIQ) 144A		0.32	8-1-2057	3,000,000	3,000,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1222 (Tax Revenue, Deutsche Bank LIQ) 144A		0.32	8-1-2057	1,200,000	1,200,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1223 (Tax Revenue, Deutsche Bank LIQ) 144A		0.32	8-1-2057	1,000,000	1,000,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1224 (Tax Revenue, Deutsche Bank LIQ) 144A		0.32	8-1-2057	900,000	900,000

					21,400,000

Total Municipal Obligations (Cost $1,268,634,677)					1,268,634,677

Other : 1.58%
Nuveen California Municipal Market Opportunity Fund Incorporated Variable Rate Demand Preferred Shares Series 1-498 ±§144A (Deutsche Bank LIQ)		0.21	3-1-2040	3,000,000	3,000,000
Nuveen California Quality Income Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1-1581 (Citibank NA LIQ) ±§144A		0.19	8-1-2040	7,800,000	7,800,000
Nuveen California Select Quality Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1-1589 (Citibank NA LIQ) ±§144A		0.19	8-1-2040	9,000,000	9,000,000

Total Other (Cost $19,800,000)					19,800,000

Total investments in securities (Cost $1,288,434,677)*	103.09%				1,288,434,677
Other assets and liabilities, net	(3.09)				(38,677,939)

Total net assets	100.00%				$1,249,756,738

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
¤	Security issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The interest rate shown is the rate in effect at period end.
§	Security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

6

Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit : 35.59%
Abbey National Treasury Services plc	0.10%	5-1-2014	$117,000,000	$117,000,000
Abbey National Treasury Services plc ±§	0.30	3-4-2015	90,000,000	90,000,000
ABN AMRO Funding LLC	0.15	5-2-2014	110,000,000	110,000,000
Australia & New Zealand Banking Group	0.07	5-1-2014	51,000,000	51,000,000
Banco del Estado de Chile	0.17	5-8-2014	35,000,000	35,000,000
Banco del Estado de Chile ±	0.29	12-10-2014	50,000,000	50,000,000
Bank of Montreal	0.17	5-7-2014	40,000,000	40,000,000
Bank of Montreal	0.17	6-5-2014	55,000,000	55,000,000
Bank of Montreal	0.17	6-6-2014	55,000,000	55,000,000
Bank of Montreal	0.17	6-10-2014	60,000,000	60,000,000
Bank of Montreal	0.17	7-2-2014	40,000,000	40,000,000
Bank of Montreal	0.18	6-16-2014	55,000,000	55,000,000
Bank of New York	0.05	5-1-2014	122,975,000	122,975,000
Bank of Nova Scotia	0.19	5-6-2014	45,000,000	45,000,000
Bank of Nova Scotia ±	0.25	3-4-2015	55,000,000	55,000,000
Bank of Nova Scotia	0.25	2-19-2015	13,000,000	13,018,782
Bank of Tokyo-Mitsubishi LLC	0.02	5-1-2014	26,000,000	26,000,000
Bank of Tokyo-Mitsubishi LLC	0.02	5-2-2014	63,000,000	63,000,000
Bank of Tokyo-Mitsubishi LLC	0.17	5-14-2014	8,000,000	8,000,231
BNP Paribas SA	0.25	6-2-2014	60,000,000	60,000,000
China Construction Bank Corporation	0.25	5-1-2014	130,000,000	130,000,000
China Construction Bank Corporation ±	0.40	3-25-2015	91,000,000	91,000,000
Cooperatieve Centrale ±	0.23	8-26-2014	10,000,000	10,001,105
Cooperatieve Centrale ±	0.28	4-13-2015	50,000,000	50,000,000
Cooperatieve Centrale ±	0.29	2-27-2015	50,000,000	50,000,000
Credit Agricole Corporate and Investment Banking	0.09	5-1-2014	91,000,000	91,000,000
Credit Agricole Corporate and Investment Banking	0.24	5-16-2014	39,000,000	39,005,176
Credit Agricole Corporate and Investment Banking	0.25	5-19-2014	10,000,000	10,001,544
Credit Industriel & Commercial (New York)	0.10	5-1-2014	116,000,000	116,000,000
Credit Industriel & Commercial (New York)	0.12	5-1-2014	200,000,000	200,000,000
DG Bank (New York)	0.16	6-9-2014	50,000,000	50,000,000
DG Bank (New York)	0.17	5-6-2014	40,000,000	40,000,000
DG Bank (New York)	0.17	5-6-2014	45,000,000	45,000,000
DNB Nor Bank ASA	0.08	5-1-2014	91,000,000	91,000,000
JPMorgan Chase Bank NA ±	0.23	6-11-2014	7,000,000	7,000,036
Mitsubishi UFJ Trust & Banking Corporation	0.20	5-15-2014	30,000,000	30,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	5-15-2014	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	7-2-2014	30,000,000	30,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	7-29-2014	90,000,000	90,000,000
Mizuho Bank Limited	0.15	5-8-2014	50,000,000	50,000,000
Mizuho Bank Limited	0.15	5-9-2014	20,000,000	20,000,000
Mizuho Bank Limited	0.15	5-23-2014	100,000,000	100,000,000
National Bank of Kuwait	0.13	5-1-2014	56,000,000	56,000,000
Natixis Corporation	0.09	5-1-2014	325,000,000	325,000,000
Nordea Bank plc	0.18	6-26-2014	95,000,000	94,999,261
Norinchukin Bank	0.21	5-2-2014	35,000,000	35,000,000
Norinchukin Bank	0.21	5-13-2014	13,000,000	13,000,000
Norinchukin Bank	0.21	5-13-2014	25,000,000	25,000,000
Norinchukin Bank	0.21	5-22-2014	35,000,000	35,000,000
Norinchukin Bank	0.21	6-6-2014	20,000,000	20,000,000
Norinchukin Bank	0.21	7-2-2014	60,000,000	60,000,000
Norinchukin Bank	0.21	7-7-2014	45,000,000	45,000,000
Norinchukin Bank	0.22	5-19-2014	24,000,000	24,000,598
Royal Bank of Canada ±	0.25	10-17-2014	55,000,000	55,000,000
Royal Bank of Canada ±	0.26	6-24-2014	35,000,000	35,000,000
Skandinaviska Enskilda Banken AG	0.19	6-27-2014	24,000,000	24,000,380
Skandinaviska Enskilda Banken AG	0.20	7-7-2014	40,000,000	40,000,000
Skandinaviska Enskilda Banken AG	0.25	8-27-2014	55,000,000	55,000,000
Societe Generale	0.10	5-1-2014	69,000,000	69,000,000
Societe Generale ±	0.27	10-31-2014	50,000,000	50,000,000
Societe Generale ±	0.35	5-14-2014	50,000,000	50,000,000
Societe Generale ±	0.36	9-12-2014	49,000,000	49,000,000
Standard Chartered Bank	0.17	6-2-2014	35,000,000	35,000,000
Standard Chartered Bank	0.22	5-28-2014	45,000,000	45,000,000
Standard Chartered Bank	0.23	6-3-2014	40,000,000	40,000,000

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Standard Chartered Bank	0.23%	6-10-2014	$40,000,000	$40,000,000
Standard Chartered Bank	0.23	6-18-2014	60,000,000	60,000,000
State Street Bank & Trust Company	0.17	7-9-2014	50,000,000	50,000,000
State Street Bank & Trust Company	0.17	7-11-2014	50,000,000	50,000,000
Sumitomo Mitsui Banking Corporation	0.21	5-14-2014	30,000,000	30,000,000
Sumitomo Mitsui Banking Corporation	0.21	5-23-2014	26,000,000	26,000,000
Sumitomo Mitsui Banking Corporation	0.21	6-12-2014	8,000,000	8,000,000
Sumitomo Mitsui Banking Corporation ±	0.21	6-19-2014	48,000,000	48,000,000
Swedbank	0.08	5-1-2014	82,000,000	82,000,000
Swedbank ±	0.26	8-15-2014	90,000,000	90,000,000
Toronto-Dominion Bank ±	0.21	11-18-2014	50,000,000	50,000,000
Toronto-Dominion Bank ±	0.21	12-19-2014	30,000,000	30,000,000
Toronto-Dominion Bank ±	0.23	4-15-2015	55,000,000	55,000,000
Toronto-Dominion Bank ±	0.24	2-6-2015	80,000,000	80,000,000
Westpac Banking Corporation ±	0.27	2-18-2015	45,000,000	45,000,000

Total Certificates of Deposit (Cost $4,550,002,113)				4,550,002,113

Commercial Paper : 46.20%

Asset-Backed Commercial Paper : 24.12%
Anglesea Funding LLC ±144A	0.30	6-18-2014	25,000,000	25,000,000
Anglesea Funding LLC ±144A	0.30	8-14-2014	40,000,000	40,000,000
Antalis US Funding Corporation 144A(z)	0.18	5-9-2014	5,000,000	4,999,800
Antalis US Funding Corporation 144A(z)	0.26	6-10-2014	12,000,000	11,996,533
Antalis US Funding Corporation 144A(z)	0.26	7-8-2014	8,000,000	7,996,071
Antalis US Funding Corporation 144A(z)	0.26	7-9-2014	24,000,000	23,988,040
Antalis US Funding Corporation 144A(z)	0.26	7-11-2014	32,000,000	31,983,591
Antalis US Funding Corporation 144A(z)	0.26	7-16-2014	5,000,000	4,997,256
Atlantic Asset Securitization LLC 144A(z)	0.17	5-8-2014	5,000,000	4,999,835
Bedford Row Funding Corporation ±144A	0.25	1-9-2015	17,000,000	17,000,000
Bedford Row Funding Corporation ±144A	0.25	4-24-2015	31,000,000	30,997,447
Bennington Stark Capital Company LLC ±144A	0.38	11-3-2014	30,000,000	29,997,719
Cedar Springs Capital Company 144A(z)	0.31	6-6-2014	10,000,000	9,996,900
Collateralized Commercial Paper Company LLC (z)	0.20	5-27-2014	45,000,000	44,993,500
Collateralized Commercial Paper Company LLC 144A(z)	0.41	2-27-2015	39,000,000	38,865,862
Concord Minutemen Capital Company 144A(z)	0.21	5-5-2014	60,000,000	59,998,600
Concord Minutemen Capital Company 144A(z)	0.21	5-7-2014	11,000,000	10,999,615
Concord Minutemen Capital Company 144A(z)	0.21	5-15-2014	20,000,000	19,998,367
Concord Minutemen Capital Company 144A(z)	0.21	5-20-2014	20,000,000	19,997,783
Concord Minutemen Capital Company 144A(z)	0.21	6-4-2014	10,000,000	9,998,017
Concord Minutemen Capital Company 144A(z)	0.21	6-11-2014	20,000,000	19,995,217
Concord Minutemen Capital Company 144A(z)	0.23	6-12-2014	45,000,000	44,987,925
Concord Minutemen Capital Company 144A(z)	0.23	7-15-2014	35,000,000	34,983,229
Crown Point Capital Company 144A(z)	0.19	6-3-2014	20,600,000	20,596,339
Crown Point Capital Company 144A(z)	0.21	5-5-2014	25,000,000	24,999,417
Crown Point Capital Company 144A(z)	0.21	5-7-2014	11,000,000	10,999,615
Crown Point Capital Company 144A(z)	0.21	5-9-2014	17,000,000	16,999,207
Crown Point Capital Company 144A(z)	0.21	5-12-2014	20,000,000	19,998,717
Crown Point Capital Company 144A(z)	0.21	5-13-2014	40,000,000	39,997,200
Crown Point Capital Company 144A(z)	0.21	5-14-2014	40,000,000	39,996,967
Crown Point Capital Company 144A(z)	0.21	5-20-2014	15,000,000	14,998,338
Crown Point Capital Company 144A(z)	0.21	6-11-2014	20,000,000	19,995,217
Crown Point Capital Company 144A(z)	0.23	6-12-2014	25,000,000	24,993,292
Crown Point Capital Company 144A(z)	0.23	7-15-2014	35,000,000	34,983,229
Gemini Securitization Corporation LLC 144A(z)	0.10	5-1-2014	8,000,000	8,000,000
Gotham Funding Corporation 144A(z)	0.16	5-2-2014	20,000,000	19,999,911
Gotham Funding Corporation 144A(z)	0.16	5-6-2014	20,000,000	19,999,556
Gotham Funding Corporation 144A(z)	0.16	5-7-2014	22,000,000	21,999,413
Gotham Funding Corporation 144A(z)	0.16	5-8-2014	25,000,000	24,999,222
Gotham Funding Corporation 144A(z)	0.16	5-13-2014	24,000,000	23,998,720
Gotham Funding Corporation 144A(z)	0.16	5-15-2014	18,000,000	17,998,880
Gotham Funding Corporation 144A(z)	0.16	5-22-2014	30,000,000	29,997,200
Gotham Funding Corporation 144A(z)	0.16	6-2-2014	18,000,000	17,997,440
Gotham Funding Corporation 144A(z)	0.16	6-3-2014	32,000,000	31,995,307

2

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Gotham Funding Corporation 144A(z)	0.18%	5-1-2014	$11,000,000	$11,000,000
Gotham Funding Corporation 144A(z)	0.18	5-12-2014	20,000,000	19,998,900
Hannover Funding Company LLC 144A(z)	0.20	5-13-2014	5,000,000	4,999,667
Hannover Funding Company LLC 144A(z)	0.22	5-19-2014	45,000,000	44,995,050
Hannover Funding Company LLC 144A(z)	0.22	5-20-2014	62,000,000	61,992,801
Institutional Secured Funding LLC 144A(z)	0.28	5-8-2014	45,000,000	44,997,550
Kells Funding LLC ±144A	0.23	10-10-2014	50,000,000	50,000,000
Kells Funding LLC ±144A	0.23	10-20-2014	42,000,000	42,000,000
Kells Funding LLC ±144A	0.23	12-11-2014	25,000,000	25,000,000
Kells Funding LLC ±144A	0.23	12-12-2014	46,000,000	46,000,000
Kells Funding LLC ±144A	0.24	10-8-2014	45,000,000	44,997,992
Kells Funding LLC ±144A	0.25	2-5-2015	20,000,000	19,998,617
Kells Funding LLC ±144A	0.25	10-28-2014	51,000,000	50,997,078
Lexington Parker Capital Company LLC 144A(z)	0.21	5-2-2014	50,000,000	49,999,708
Lexington Parker Capital Company LLC 144A(z)	0.21	5-7-2014	11,000,000	10,999,615
Lexington Parker Capital Company LLC 144A(z)	0.21	5-9-2014	10,000,000	9,999,533
Lexington Parker Capital Company LLC 144A(z)	0.21	5-12-2014	20,000,000	19,998,717
Lexington Parker Capital Company LLC 144A(z)	0.21	5-13-2014	20,000,000	19,998,600
Lexington Parker Capital Company LLC 144A(z)	0.21	5-14-2014	20,000,000	19,998,483
Lexington Parker Capital Company LLC 144A(z)	0.21	5-16-2014	90,000,000	89,992,125
Lexington Parker Capital Company LLC 144A(z)	0.23	7-22-2014	50,000,000	49,973,806
Liberty Street Funding LLC 144A(z)	0.15	5-9-2014	25,000,000	24,999,167
Liberty Street Funding LLC 144A(z)	0.15	6-3-2014	33,000,000	32,995,463
Liberty Street Funding LLC 144A(z)	0.18	5-1-2014	38,000,000	38,000,000
Liberty Street Funding LLC 144A(z)	0.19	5-14-2014	20,000,000	19,998,628
Liberty Street Funding LLC 144A(z)	0.19	5-21-2014	15,000,000	14,998,417
Liberty Street Funding LLC 144A(z)	0.19	5-22-2014	30,000,000	29,996,675
Liberty Street Funding LLC 144A(z)	0.19	5-27-2014	30,000,000	29,995,883
Liberty Street Funding LLC 144A(z)	0.19	6-11-2014	35,000,000	34,992,426
Liberty Street Funding LLC 144A(z)	0.19	7-10-2014	8,000,000	7,997,044
LMA Americas LLC 144A(z)	0.10	5-2-2014	9,000,000	8,999,975
LMA Americas LLC 144A(z)	0.26	7-1-2014	20,000,000	19,991,189
LMA Americas LLC 144A(z)	0.26	7-7-2014	40,000,000	39,980,644
LMA Americas LLC 144A(z)	0.26	7-8-2014	15,000,000	14,992,633
Manhattan Asset Funding Company LLC 144A(z)	0.18	5-2-2014	10,000,000	9,999,950
Manhattan Asset Funding Company LLC 144A(z)	0.18	5-19-2014	24,000,000	23,997,830
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-5-2014	6,000,000	5,999,873
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-6-2014	10,000,000	9,999,736
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-7-2014	15,000,000	14,999,525
Manhattan Asset Funding Company LLC 144A(z)	0.19	6-6-2014	25,000,000	24,995,250
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-8-2014	10,000,000	9,999,631
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-9-2014	12,000,000	11,999,493
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-12-2014	20,000,000	19,998,839
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-27-2014	8,000,000	7,998,902
Manhattan Asset Funding Company LLC 144A(z)	0.19	6-10-2014	4,000,000	3,999,156
Manhattan Asset Funding Company LLC 144A(z)	0.20	6-5-2014	9,000,000	8,998,289
Matchpoint Master Trust 144A(z)	0.23	5-19-2014	34,000,000	33,996,090
Mountcliff Funding LLC 144A(z)	0.15	5-6-2014	32,000,000	31,999,333
Mountcliff Funding LLC ±144A	0.35	6-27-2014	28,000,000	27,998,948
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	5-14-2014	9,000,000	8,999,350
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	6-4-2014	10,000,000	9,998,111
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	7-9-2014	30,000,000	29,988,500
Northern Pines Funding LLC 144A(z)	0.23	5-29-2014	25,000,000	24,995,528
Northern Pines Funding LLC 144A(z)	0.23	6-26-2014	25,000,000	24,991,056
Old Line Funding LLC 144A(z)	0.23	9-9-2014	10,000,000	9,991,631
Regency Markets No.1 LLC 144A(z)	0.14	5-20-2014	181,155,000	181,141,615
Rhein-Main Securitization Limited 144A(z)	0.22	5-15-2014	20,000,000	19,998,289
Rhein-Main Securitization Limited 144A(z)	0.22	5-27-2014	20,067,000	20,063,812
Rhein-Main Securitization Limited 144A(z)	0.22	5-29-2014	50,743,000	50,734,317
Ridgefield Funding Company LLC 144A(z)	0.26	5-8-2014	20,000,000	19,998,989
Salisbury Receivables Company LLC 144A(z)	0.21	6-9-2014	5,000,000	4,998,863
Scaldis Capital LLC 144A(z)	0.20	5-12-2014	10,000,000	9,999,389
Sydney Capital Corporation 144A(z)	0.15	5-27-2014	33,000,000	32,996,425
Sydney Capital Corporation 144A(z)	0.21	6-12-2014	6,150,000	6,148,493
Thunder Bay Funding LLC 144A(z)	0.23	9-3-2014	20,000,000	19,984,028

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Victory Receivables 144A(z)	0.16%	5-6-2014	$35,000,000	$34,999,222
Victory Receivables 144A(z)	0.16	5-8-2014	25,000,000	24,999,222
Victory Receivables 144A(z)	0.16	5-22-2014	43,000,000	42,995,987
Victory Receivables 144A(z)	0.16	5-23-2014	25,000,000	24,997,556
Victory Receivables 144A(z)	0.16	5-27-2014	23,000,000	22,997,342
Victory Receivables 144A(z)	0.16	6-3-2014	35,000,000	34,994,867
Victory Receivables 144A(z)	0.18	5-1-2014	21,000,000	21,000,000
Victory Receivables 144A(z)	0.18	5-9-2014	17,000,000	16,999,320
Victory Receivables 144A(z)	0.18	5-13-2014	30,000,000	29,998,200
White Point Funding Incorporated 144A(z)	0.29	6-2-2014	8,000,000	7,997,938
Working Capital Management Company 144A(z)	0.18	5-23-2014	10,000,000	9,998,900

				3,084,178,675

Financial Company Commercial Paper : 16.91%
ANZ New Zealand International Limited ±144A	0.23	9-16-2014	42,000,000	42,001,081
Australia & New Zealand Banking Group ±144A	0.17	5-27-2014	40,000,000	39,999,457
Australia & New Zealand Banking Group ±144A	0.24	11-18-2014	28,000,000	28,000,000
Banco de Credito e Inversiones 144A(z)	0.42	7-29-2014	65,000,000	64,932,508
Banco del Estado de Chile 144A(z)	0.30	5-6-2014	20,000,000	19,999,167
Banco Santander Chile 144A(z)	0.34	5-8-2014	10,000,000	9,999,339
Banco Santander Chile 144A(z)	0.34	5-13-2014	7,000,000	6,999,207
Banco Santander Chile 144A(z)	0.34	5-15-2014	5,000,000	4,999,339
Banco Santander Chile 144A(z)	0.34	5-19-2014	50,000,000	49,991,500
Banco Santander Chile 144A(z)	0.34	5-29-2014	5,000,000	4,998,678
Bank of Nova Scotia (z)	0.20	6-25-2014	60,000,000	59,981,667
BPCE 144A(z)	0.25	5-6-2014	17,000,000	16,999,410
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	6-12-2014	15,000,000	14,996,850
Caisse Centrale Desjardins du Quebec ±144A	0.24	10-23-2014	61,000,000	61,000,346
CDP Financial Incorporated 144A(z)	0.15	6-3-2014	8,000,000	7,998,900
CDP Financial Incorporated 144A(z)	0.15	6-10-2014	11,000,000	10,998,167
CDP Financial Incorporated 144A(z)	0.15	6-17-2014	5,000,000	4,999,021
CPPIB Capital Incorporated 144A(z)	0.14	5-28-2014	20,000,000	19,997,900
CPPIB Capital Incorporated 144A(z)	0.14	6-3-2014	50,000,000	49,993,583
Dexia Credit Local SA (z)	0.25	7-9-2014	80,000,000	79,961,667
Fortis Funding LLC 144A(z)	0.10	5-5-2014	65,000,000	64,999,278
HSBC Bank plc ±144A	0.24	10-2-2014	50,000,000	50,000,000
JPMorgan Securities Incorporated ±144A	0.34	9-10-2014	49,000,000	49,000,000
Macquarie Bank Limited 144A(z)	0.19	6-10-2014	40,000,000	39,991,556
Macquarie Bank Limited 144A(z)	0.20	6-11-2014	50,000,000	49,988,611
Macquarie Bank Limited 144A(z)	0.23	6-13-2014	20,000,000	19,994,625
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	5-5-2014	25,000,000	24,999,528
Natexis Banques Populaire (z)	0.17	5-1-2014	15,000,000	15,000,000
Natexis Banques Populaire (z)	0.25	5-2-2014	15,000,000	14,999,896
Natexis Banques Populaire (z)	0.25	5-5-2014	15,000,000	14,999,583
National Australia Funding Incorporated ±144A	0.22	3-10-2015	50,000,000	50,000,000
Nationwide Building Society 144A(z)	0.22	6-9-2014	30,000,000	29,992,850
Nederlandse Waterschapsbank NV ±144A	0.19	6-23-2014	62,000,000	62,000,390
Nederlandse Waterschapsbank NV ±144A	0.21	12-23-2014	11,000,000	11,002,225
Nederlandse Waterschapsbank NV ±144A	0.23	10-29-2014	47,000,000	47,000,000
Nordea Bank AB 144A(z)	0.22	8-26-2014	10,000,000	9,992,850
NRW Bank 144A(z)	0.13	5-2-2014	30,000,000	29,999,892
NRW Bank 144A(z)	0.13	5-6-2014	106,000,000	105,998,086
NRW Bank 144A(z)	0.13	5-8-2014	30,000,000	29,999,242
Oversea-Chinese Banking Corporation Limited (z)	0.20	7-8-2014	9,000,000	8,996,600
PSP Capital Incorporated 144A(z)	0.20	6-17-2014	7,000,000	6,998,172
Shagang South Asia (z)	0.35	5-1-2014	5,000,000	5,000,000
Shagang South Asia (z)	0.35	5-12-2014	10,000,000	9,998,931
Skandinaviska Enskilda Banken AG 144A(z)	0.16	6-13-2014	15,000,000	14,997,133
Standard Chartered Bank 144A(z)	0.23	7-21-2014	44,000,000	43,977,230
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	6-2-2014	50,000,000	49,990,667
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	6-3-2014	50,000,000	49,990,375
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	7-2-2014	28,000,000	27,989,873
Sumitomo Mitsui Banking Corporation 144A(z)	0.22	7-3-2014	35,000,000	34,986,525
Sumitomo Trust & Banking Corporation 144A(z)	0.14	5-1-2014	55,000,000	55,000,000

4

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Sumitomo Trust & Banking Corporation 144A(z)	0.14%	5-2-2014	$81,000,000	$80,999,685
Sumitomo Trust & Banking Corporation 144A(z)	0.14	5-23-2014	100,000,000	99,991,444
Suncorp Group Limited 144A(z)	0.26	6-18-2014	85,000,000	84,970,533
Suncorp Group Limited 144A(z)	0.27	6-5-2014	24,000,000	23,993,700
Suncorp Group Limited 144A(z)	0.28	5-13-2014	7,000,000	6,999,347
United Overseas Bank Limited 144A(z)	0.16	5-27-2014	35,000,000	34,995,956
United Overseas Bank Limited 144A(z)	0.19	7-7-2014	23,000,000	22,991,867
United Overseas Bank Limited 144A(z)	0.20	5-20-2014	20,000,000	19,997,889
United Overseas Bank Limited 144A(z)	0.24	7-9-2014	25,000,000	24,988,500
United Overseas Bank Limited 144A(z)	0.24	7-10-2014	15,000,000	14,993,000
Westpac Banking Corporation ±144A	0.23	8-1-2014	65,000,000	65,001,537
Westpac Securities NZ Limited ±144A	0.23	8-20-2014	23,000,000	23,000,000
Westpac Securities NZ Limited ±144A	0.24	9-4-2014	32,000,000	32,000,000

				2,161,655,363

Other Commercial Paper : 5.17%
Caisse Des Depots et Consignations 144A(z)	0.17	5-12-2014	25,000,000	24,998,701
Caisse Des Depots et Consignations 144A(z)	0.17	6-5-2014	58,000,000	57,990,414
Caisse Des Depots et Consignations 144A(z)	0.17	6-13-2014	60,000,000	59,987,817
China International Marine Containers Company Limited (z)	0.35	5-13-2014	30,000,000	29,996,500
China Shipping Container Lines Company Limited (z)	0.35	5-1-2014	25,000,000	25,000,000
Chinatex Capital Limited (z)	0.35	5-5-2014	5,000,000	4,999,806
CNPC Finance 144A(z)	0.36	5-5-2014	10,000,000	9,999,600
CNPC Finance 144A(z)	0.37	5-12-2014	40,000,000	39,995,478
CNPC Finance 144A(z)	0.38	5-6-2014	10,000,000	9,999,472
CNPC Finance 144A(z)	0.38	5-9-2014	8,000,000	7,999,324
CNPC Finance 144A(z)	0.38	5-21-2014	40,000,000	39,991,556
CNPC Finance 144A(z)	0.38	5-29-2014	20,000,000	19,994,089
COFCO Capital Corporation (z)	0.16	5-13-2014	21,400,000	21,398,859
COFCO Capital Corporation (z)	0.16	5-20-2014	26,000,000	25,997,804
Erste Abwicklungsanstalt 144A(z)	0.17	6-17-2014	40,000,000	39,991,122
Sinochem Company Limited (z)	0.15	5-14-2014	35,000,000	34,998,104
Sinochem Company Limited (z)	0.15	5-21-2014	36,000,000	35,997,000
Toyota Credit de Puerto Rico (z)	0.19	6-4-2014	15,000,000	14,997,308
Toyota Motor Credit Corporation ±	0.19	6-9-2014	51,000,000	51,000,000
Toyota Motor Credit Corporation ±	0.20	9-10-2014	105,000,000	105,000,000

				660,332,954

Total Commercial Paper (Cost $5,906,166,992)				5,906,166,992

Government Agency Debt : 0.27%
Overseas Private Investment Corporation ±§(i)	0.12	7-9-2026	35,000,000	35,000,000

Total Government Agency Debt (Cost $35,000,000)				35,000,000

Municipal Obligations : 6.77%

Alabama : 0.10%

Variable Rate Demand Note ø: 0.10%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.14	11-15-2046	12,625,000	12,625,000

California : 0.82%

Other Municipal Debt : 0.30%
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	5-20-2014	8,000,000	8,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.18	5-1-2014	5,000,000	5,000,000

5

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.18%	5-1-2014	$4,000,000	$4,000,000
San Francisco CA City & County Public Utilities Commission Water Revenue Series 788 (Miscellaneous Revenue)	0.15	5-12-2014	10,000,000	10,000,000
San Francisco CA Public Utilities Commission Series A1T (Utilities Revenue)	0.18	5-15-2014	8,900,000	8,900,000
San Jose CA International Airport Commission Series C-3 (Airport Revenue)	0.28	6-11-2014	2,000,000	2,000,000

				37,900,000

Variable Rate Demand Notes ø: 0.52%
Agency Enhanced Affordable Housing Class A PFOTER Series MT-846 (Housing Revenue, Bank of America NA LIQ) 144A	0.62	3-31-2016	49,700,000	49,700,000
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.20	11-1-2041	2,000,000	2,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.13	12-1-2033	7,715,000	7,715,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.10	9-1-2036	7,000,000	7,000,000

				66,415,000

Colorado : 0.34%

Variable Rate Demand Notes ø: 0.34%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.10	5-1-2050	33,605,000	33,605,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.15	8-29-2014	10,000,000	10,000,000

				43,605,000

Connecticut : 0.17%

Variable Rate Demand Note ø: 0.17%
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.23	2-1-2026	21,800,000	21,800,000

Georgia : 0.27%

Other Municipal Debt : 0.15%
Georgia Municipal Electric Authority Series 85-A (Utilities Revenue)	0.15	5-1-2014	18,355,000	18,355,000

Variable Rate Demand Notes ø: 0.12%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.40	10-1-2039	12,670,000	12,670,000
Wayne County GA IDA Solid Waste Disposal Rayonier Project (Industrial Development Revenue, Bank of America NA LOC)	0.14	5-1-2020	3,000,000	3,000,000

				15,670,000

Illinois : 0.49%

Variable Rate Demand Notes ø: 0.49%
Cook County IL Various Projects Series D (Tax Revenue, Barclays Bank plc SPA)	0.12	11-1-2030	31,000,000	31,000,000
Puttable Floating Option Taxable Notes Series TNP-1008 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.35	12-1-2038	31,885,000	31,885,000

				62,885,000

6

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Iowa : 0.17%

Variable Rate Demand Note ø: 0.17%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.14%	6-1-2039	$21,560,000	$21,560,000

Maryland : 0.65%

Variable Rate Demand Notes ø: 0.65%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, Bank of New York Mellon SPA)	0.13	9-1-2033	42,000,000	42,000,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA)	0.12	7-1-2045	21,795,000	21,795,000
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA)	0.16	9-1-2040	13,700,000	13,700,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.16	1-1-2029	5,775,000	5,775,000

				83,270,000

Michigan : 0.79%

Variable Rate Demand Notes ø: 0.79%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC) 144A	0.14	9-1-2033	37,000,000	37,000,000
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC) 144A	0.14	9-1-2032	27,000,000	27,000,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.46	10-1-2046	36,975,000	36,975,000

				100,975,000

Nevada : 0.09%

Variable Rate Demand Note ø: 0.09%
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.15	10-1-2035	12,160,000	12,160,000

New York : 0.67%

Variable Rate Demand Notes ø: 0.67%
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.21	10-1-2031	3,045,000	3,045,000
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.13	6-15-2044	8,000,000	8,000,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	11-1-2039	37,935,000	37,935,000
Puttable Floating Option Taxable Notes Series TNP-1009 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.35	6-1-2014	26,105,000	26,105,000
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	7-27-2014	10,100,000	10,100,000

				85,185,000

North Carolina : 0.06%

Variable Rate Demand Note ø: 0.06%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.20	7-1-2027	7,675,000	7,675,000

7

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

North Dakota : 0.14%

Variable Rate Demand Note ø: 0.14%
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.13%	7-1-2037	$17,425,000	$17,425,000

Ohio : 1.05%

Variable Rate Demand Notes ø: 1.05%
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.15	3-1-2032	20,000,000	20,000,000
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.12	9-1-2039	21,312,000	21,312,000
Ohio HFA Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.14	9-1-2038	33,000,000	33,000,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA)	0.14	9-1-2038	30,405,000	30,405,000
Ohio Housing Finance Agency Residential Mortgage Backed Series F (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.14	3-1-2037	6,615,000	6,615,000
Ohio Housing Finance Agency Residential Mortgage Backed Series N (Housing Revenue, GNMA/FNMA Insured, State Street Bank & Trust Company SPA)	0.12	9-1-2036	23,000,000	23,000,000

				134,332,000

South Carolina : 0.19%

Other Municipal Debt : 0.08%
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	6-2-2014	4,000,000	4,000,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	6-2-2014	6,000,000	6,000,000

				10,000,000

Variable Rate Demand Note ø: 0.11%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144A	0.13	1-1-2050	15,000,000	15,000,000

Tennessee : 0.09%

Other Municipal Debt : 0.07%
Baptist Memorial Health Care Corporation (Health Revenue)	0.16	5-8-2014	9,000,000	9,000,000

Variable Rate Demand Note ø: 0.02%
Nashville & Davidson Counties TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.15	12-1-2041	3,000,000	3,000,000

Texas : 0.57%

Variable Rate Demand Notes ø: 0.57%
Bexar County TX Health Facilities El Centro del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.14	12-1-2032	2,280,000	2,280,000
Calhoun County TX Formosa Plastics Corporation Project Series B (Industrial Development Revenue, Sumitomo Mitsui Banking LOC) 144A	0.15	9-1-2041	7,200,000	7,200,000
Calhoun County TX Formosa Plastics Corporation Project Series C (Industrial Development Revenue, Sumitomo Mitsui Banking LOC) 144A	0.15	9-1-2031	10,000,000	10,000,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.15	4-1-2022	6,000,000	6,000,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.24	2-1-2035	33,095,000	33,095,000

8

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.42%	12-15-2026	$14,266,296	$14,266,296

				72,841,296

Washington : 0.04%

Other Municipal Debt : 0.04%
Port of Seattle WA Series D1 (Airport Revenue)	0.17	5-1-2014	5,000,000	5,000,000

West Virginia : 0.07%

Variable Rate Demand Note ø: 0.07%
West Virginia EDA Morgantown Energy (Industrial Development Revenue, Union Bank NA LOC)	0.12	4-1-2027	8,750,000	8,750,000

Total Municipal Obligations (Cost $865,428,296)				865,428,296

Other Instruments : 4.37%
Credit Agricole Corporate and Investment Bank and Mizuho Corporate Bank, Pooled Bank Deposit Product	0.19	5-1-2014	124,000,000	124,000,000
DBS Bank Limited	0.15	5-1-2014	235,000,000	235,000,000
GBG LLC Custody Receipts ±144A§	0.10	9-1-2027	10,797,000	10,797,000
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.15	5-1-2014	10,000,000	10,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.15	5-1-2014	170,000,000	170,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 ±144A	0.90	5-15-2051	9,485,000	9,485,000

Total Other Instruments (Cost $559,282,000)				559,282,000

Other Notes : 1.22%

Corporate Bonds and Notes : 1.22%
ACTS Retirement Life Communities Incorporated ±§	0.11	11-15-2029	11,286,000	11,286,000
Bank of Nova Scotia ±	0.25	12-17-2014	59,000,000	59,000,000
Barclays Bank plc	0.27	7-10-2014	3,000,000	3,028,380
LTF Real Estate LLC ±144A§	0.22	6-1-2033	14,890,000	14,890,000
Nederlandse Waterschapsbank NV ±144A	0.25	10-27-2014	44,000,000	44,006,839
Providence Health & Services ±§	0.13	10-1-2042	11,900,000	11,900,000
Racetrac Capital LLC ±§	0.14	9-1-2020	12,000,000	12,000,000

Total Other Notes (Cost $156,111,219)				156,111,219

Repurchase Agreements ^^: 4.16%
Goldman Sachs & Company, dated 4-30-2014, maturity value $36,100,050 (1)	0.05	5-1-2014	36,100,000	36,100,000
Goldman Sachs & Company, dated 4-23-2014, maturity value $208,041,600 (2) ±§¢(i)	0.18	6-2-2014	208,000,000	208,000,000
GX Clarke & Company, dated 4-30-2014, maturity value $46,000,230 (3)	0.18	5-1-2014	46,000,000	46,000,000
JPMorgan Securities, dated 4-23-2014, maturity value $20,000,711 (4)	0.16	5-1-2014	20,000,000	20,000,000
JPMorgan Securities, dated 4-22-2014, maturity value $222,071,595 (5) ±§¢(i)	0.27	6-4-2014	222,000,000	222,000,000

Total Repurchase Agreements (Cost $532,100,000)				532,100,000

Treasury Debt : 1.97%
U.S. Treasury Note	0.13	6-30-2014	17,000,000	17,003,320
U.S. Treasury Note	0.13	6-15-2014	16,000,000	16,012,172
U.S. Treasury Note	0.15	6-30-2014	19,000,000	19,077,781
U.S. Treasury Note	0.16	8-31-2014	47,000,000	47,345,023
U.S. Treasury Note	0.19	5-15-2014	6,000,000	6,001,884

9

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Note		0.19%	5-15-2014	$146,000,000	$146,256,943

Total Treasury Debt (Cost $251,697,123)					251,697,123

Total investments in securities (Cost $12,855,787,743)*	100.55%				12,855,787,743
Other assets and liabilities, net	(0.55)				(70,524,799)

Total net assets	100.00%				$12,785,262,944

±	Variable rate investment. The interest rate shown is the rate in effect at period end.
§	Security is subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
(z)	Zero coupon security. Rate represents current yield to maturity.
(i)	Illiquid security
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
^^	Collateralized by:
(1)	U.S. government securities, 2.50% to 4.00%, 1-1-2026 to 5-1-2044, fair value including accrued interest is $37,183,000.
(2)	Commercial papers, 0.00% to 0.25%, 5-1-2014 to 3-13-2015, fair value including accrued interest is $212,160,000.
(3)	U.S. government securities, 0.00% to 11.25%, 5-15-2014 to 2-15-2044, fair value including accrued interest is $46,926,255.
(4)	Commercial papers, 0.00%, 8-22-2014 to 8-28-2014, fair value including accrued interest is $20,400,858.
(5)	Commercial papers, 0.00% to 0.24%, 5-7-2014 to 4-9-2015, fair value including accrued interest is $226,440,371.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

10

Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt : 48.64%
FFCB (z)	0.06%	5-21-2014	$30,000,000	$29,999,000
FFCB (z)	0.07	5-27-2014	10,000,000	9,999,494
FFCB	0.08	5-13-2014	50,000,000	50,002,081
FFCB (z)	0.08	6-6-2014	86,000,000	85,993,120
FFCB (z)	0.08	7-22-2014	25,000,000	24,995,444
FFCB	0.08	6-18-2014	6,720,000	6,722,572
FFCB ±	0.08	8-27-2014	40,275,000	40,285,333
FFCB (z)	0.09	7-23-2014	235,800,000	235,753,785
FFCB ±	0.09	5-1-2014	175,000,000	175,000,000
FFCB (z)	0.09	6-26-2014	50,000,000	49,993,000
FFCB (z)	0.09	8-25-2014	30,098,000	30,089,272
FFCB (z)	0.09	8-29-2014	10,000,000	9,997,000
FFCB (z)	0.09	9-9-2014	25,000,000	24,991,813
FFCB (z)	0.09	9-10-2014	25,000,000	24,991,750
FFCB ±	0.09	10-27-2014	25,000,000	25,003,922
FFCB ±	0.09	5-13-2014	125,000,000	124,999,625
FFCB	0.10	10-10-2014	69,500,000	70,990,684
FFCB	0.10	10-16-2014	4,500,000	4,503,066
FFCB	0.10	8-28-2014	49,900,000	49,916,306
FFCB (z)	0.10	8-5-2014	100,000,000	99,973,333
FFCB ±	0.10	4-15-2015	25,000,000	25,017,154
FFCB ±	0.10	3-20-2015	7,100,000	7,103,190
FFCB ±	0.11	4-2-2015	50,000,000	49,993,336
FFCB ±	0.11	11-5-2014	17,000,000	17,003,053
FFCB (z)	0.11	5-5-2014	20,000,000	19,999,756
FFCB (z)	0.11	5-6-2014	50,000,000	49,999,236
FFCB (z)	0.11	5-22-2014	50,000,000	49,996,792
FFCB (z)	0.11	5-30-2014	10,000,000	9,999,114
FFCB (z)	0.11	7-14-2014	25,000,000	24,994,347
FFCB (z)	0.11	8-18-2014	10,000,000	9,996,669
FFCB ±	0.11	2-27-2015	8,500,000	8,503,616
FFCB ±	0.11	10-9-2014	50,000,000	49,995,148
FFCB ±	0.12	1-28-2015	79,000,000	79,013,634
FFCB ±	0.12	9-18-2015	18,210,000	18,226,057
FFCB (z)	0.12	6-10-2014	50,000,000	49,993,333
FFCB (z)	0.12	7-8-2014	25,000,000	24,994,333
FFCB (z)	0.12	9-12-2014	10,000,000	9,995,533
FFCB ±	0.12	3-20-2015	132,500,000	132,566,082
FFCB	0.12	10-20-2014	1,882,000	1,942,832
FFCB	0.13	9-22-2014	70,325,000	71,114,151
FFCB (z)	0.13	7-16-2014	50,000,000	49,986,278
FFCB ±	0.13	5-4-2015	70,500,000	70,518,194
FFCB ±	0.14	12-11-2014	50,000,000	49,995,745
FFCB	0.14	2-11-2015	3,000,000	3,086,757
FFCB ±	0.15	5-5-2016	50,000,000	50,015,535
FFCB ±	0.15	7-23-2015	155,000,000	154,995,420
FFCB ±	0.15	2-27-2015	40,000,000	40,001,614
FFCB ±	0.15	2-26-2016	100,000,000	99,999,766
FFCB	0.15	1-22-2015	2,500,000	2,579,398
FFCB ±	0.15	2-27-2015	85,000,000	85,000,000
FFCB ±	0.16	5-25-2016	14,250,000	14,276,261
FFCB ±	0.16	1-13-2015	250,000,000	249,964,482
FFCB ±	0.16	4-6-2015	3,400,000	3,401,476
FFCB	0.17	7-15-2014	83,068,000	83,071,078
FFCB	0.17	11-19-2014	27,576,000	27,802,275
FFCB	0.19	12-15-2014	1,690,000	1,733,903
FFCB	0.20	11-5-2014	5,650,000	5,726,465
FFCB	0.24	11-20-2014	5,000,000	5,119,797
FHLB ±	0.05	6-12-2014	150,000,000	150,000,000
FHLB	0.07	2-13-2015	2,315,000	2,446,185
FHLB ±	0.08	6-20-2014	96,750,000	96,745,102
FHLB	0.09	10-27-2014	50,000,000	49,997,814
FHLB ±	0.09	5-1-2014	200,000,000	200,000,000
FHLB ±	0.09	8-22-2014	100,000,000	99,996,854
FHLB ±	0.10	11-24-2014	49,500,000	49,504,464

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB ±	0.10%	8-20-2014	$200,000,000	$200,000,000
FHLB ±	0.10	11-18-2014	100,000,000	99,997,214
FHLB ±	0.10	5-7-2014	250,000,000	249,999,787
FHLB ±	0.10	5-8-2014	250,000,000	249,999,751
FHLB ±	0.10	12-24-2014	50,000,000	49,999,634
FHLB	0.10	9-12-2014	15,000,000	14,998,782
FHLB	0.10	8-26-2014	11,000,000	11,002,381
FHLB	0.11	8-25-2014	5,000,000	5,043,788
FHLB	0.11	12-12-2014	1,055,000	1,084,806
FHLB	0.11	9-12-2014	11,520,000	11,735,354
FHLB ±	0.11	12-3-2014	250,000,000	249,985,022
FHLB ±	0.11	12-9-2014	50,000,000	50,007,243
FHLB	0.11	9-12-2014	19,690,000	19,914,565
FHLB ±	0.11	12-9-2014	100,000,000	100,000,000
FHLB	0.11	6-13-2014	75,900,000	76,115,758
FHLB	0.11	1-20-2015	50,000,000	49,990,258
FHLB	0.12	8-1-2014	50,000,000	50,006,772
FHLB	0.12	7-17-2014	50,000,000	49,998,866
FHLB	0.13	8-14-2014	250,000,000	249,995,861
FHLB ±	0.13	2-23-2015	400,000,000	400,000,000
FHLB	0.13	5-27-2014	27,000,000	26,999,783
FHLB	0.14	6-9-2014	50,000,000	49,999,117
FHLB ±	0.14	11-18-2014	190,000,000	189,996,798
FHLB	0.14	5-27-2014	41,200,000	41,199,385
FHLB	0.14	6-18-2014	57,370,000	57,754,729
FHLB	0.14	10-27-2014	50,000,000	49,994,165
FHLB ±	0.14	9-17-2015	250,000,000	249,946,375
FHLB	0.16	12-12-2014	57,990,000	58,916,250
FHLB	0.17	2-18-2015	10,330,000	10,688,371
FHLB	0.17	2-13-2015	50,750,000	52,580,151
FHLB	0.18	11-14-2014	5,880,000	6,025,008
FHLB	0.21	1-20-2015	100,000,000	100,000,000
FHLB	0.21	2-26-2015	125,000,000	125,000,000
FHLB	0.21	11-14-2014	44,715,000	45,755,646
FHLMC (z)	0.07	5-8-2014	125,000,000	124,998,420
FHLMC (z)	0.08	6-5-2014	6,300,000	6,299,541
FHLMC	0.08	8-28-2014	10,875,000	10,885,415
FHLMC (z)	0.09	9-8-2014	68,000,000	67,977,409
FHLMC (z)	0.10	8-18-2014	35,000,000	34,989,933
FHLMC	0.10	12-29-2014	17,239,000	17,265,606
FHLMC ±	0.10	12-5-2014	117,650,000	117,688,246
FHLMC (z)	0.10	5-12-2014	57,000,000	56,998,198
FHLMC	0.11	8-13-2014	30,380,000	30,848,720
FHLMC	0.11	8-27-2014	170,168,000	170,658,039
FHLMC (z)	0.11	5-2-2014	13,935,000	13,934,957
FHLMC	0.11	8-20-2014	146,406,000	146,802,291
FHLMC	0.11	7-15-2014	114,729,000	115,886,097
FHLMC	0.12	7-30-2014	134,029,000	134,323,819
FHLMC	0.12	9-22-2014	47,910,000	48,027,776
FHLMC ±	0.12	10-16-2015	100,000,000	100,019,260
FHLMC (z)	0.12	5-27-2014	49,399,000	49,394,718
FHLMC (z)	0.12	8-11-2014	75,000,000	74,974,500
FHLMC (z)	0.12	5-20-2014	125,000,000	124,991,885
FHLMC	0.12	8-14-2014	20,000,000	20,007,222
FHLMC (z)	0.13	6-6-2014	53,737,000	53,730,014
FHLMC (z)	0.13	6-10-2014	4,000,000	3,999,422
FHLMC (z)	0.13	6-16-2014	142,000,000	141,976,411
FHLMC (z)	0.13	11-24-2014	11,500,000	11,491,379
FHLMC	0.13	9-19-2014	18,665,000	18,690,957
FHLMC (z)	0.14	6-25-2014	10,000,000	9,997,938
FHLMC	0.14	7-28-2014	100,163,000	100,858,404
FHLMC (z)	0.15	7-22-2014	20,000,000	19,993,167
FHLMC	0.15	11-25-2014	74,294,000	74,552,338
FHLMC	0.16	2-9-2015	333,783,000	340,813,384
FHLMC	0.20	1-15-2015	13,362,000	13,771,969

2

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLMC	0.21%	1-26-2015	$17,261,000	$17,884,570
FHLMC	0.21	11-13-2014	19,190,000	19,687,392
FHLMC Series MO28 Class A ø	0.14	9-15-2024	14,925,000	14,925,000
FNMA (z)	0.07	5-19-2014	20,000,000	19,999,350
FNMA (z)	0.08	5-21-2014	97,860,000	97,855,612
FNMA	0.09	6-27-2014	126,838,000	127,044,423
FNMA	0.09	10-30-2014	3,794,000	3,804,075
FNMA (z)	0.09	6-4-2014	168,334,000	168,318,943
FNMA	0.10	8-28-2014	28,839,000	28,912,090
FNMA (z)	0.11	7-2-2014	79,200,000	79,184,996
FNMA	0.12	9-16-2014	147,904,000	149,499,669
FNMA (z)	0.12	5-12-2014	125,000,000	124,995,417
FNMA (z)	0.12	5-28-2014	128,133,000	128,121,468
FNMA	0.12	10-15-2014	304,179,000	310,421,095
FNMA (z)	0.13	6-18-2014	83,930,000	83,915,530
FNMA (z)	0.13	6-11-2014	100,000,000	99,985,194
FNMA	0.13	5-15-2014	49,353,000	49,398,198
FNMA ±	0.14	8-5-2015	150,000,000	149,961,493
FNMA ±	0.15	6-20-2014	333,300,000	333,293,527
FNMA	0.15	9-8-2014	48,022,000	48,250,658
FNMA	0.19	11-20-2014	345,239,000	349,947,593
Overseas Private Investment Corporation ±(i)	0.12	10-15-2027	95,000,000	95,000,000
Overseas Private Investment Corporation ±(i)	0.12	9-30-2031	26,100,000	26,100,000

Total Government Agency Debt (Cost $11,568,698,177)				11,568,698,177

Municipal Obligations : 1.52%

Arizona : 0.10%

Variable Rate Demand Notes ø: 0.10%
Maricopa County AZ IDA Gran Victoria Housing LLC Project Series 2000 A (Housing Revenue, FNMA Insured)	0.13	4-15-2030	12,810,000	12,810,000
Maricopa County AZ IDA Villas Solanas Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	11-15-2032	6,600,000	6,600,000
Phoenix AZ IDA Copper Palms Apartments Project (Housing Revenue, FHLMC LIQ)	0.12	2-1-2030	4,650,000	4,650,000

				24,060,000

California : 0.04%

Variable Rate Demand Notes ø: 0.04%
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Eastridge Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	6-15-2030	2,545,000	2,545,000
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Gaia Building Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	9-15-2032	260,000	260,000
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Reardon Heights (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	5-15-2038	3,000,000	3,000,000
California Statewide Communities Various Housing Hermosa Vista Apartments Series XX (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	5-15-2036	4,000,000	4,000,000

				9,805,000

Florida : 0.19%

Variable Rate Demand Notes ø: 0.19%
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	6-15-2034	7,095,000	7,095,000
Brevard County FL HFA Wickham Club Apartments Series A (Housing Revenue, FNMA LIQ)	0.12	8-15-2037	2,560,000	2,560,000

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Florida Housing Finance Corporation Brentwood Club Apartments Series A-1 (Housing Revenue, FNMA LOC)	0.13%	1-15-2035	$10,545,000	$10,545,000
Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Miscellaneous Revenue, FNMA Insured, FNMA LIQ)	0.14	4-15-2039	6,295,000	6,295,000
Manatee County Florida HFA Centre Court Apartments Project Series A (Housing Revenue, SunTrust Bank LOC)	0.12	5-1-2032	4,845,000	4,845,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.14	8-15-2035	7,060,000	7,060,000
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.14	5-15-2038	6,630,000	6,630,000
Orange County FL HFA Various Housing Glenn Apartments Series D (Housing Revenue, FNMA LOC)	0.15	7-15-2034	440,000	440,000

				45,470,000

Georgia : 0.02%

Variable Rate Demand Note ø: 0.02%
Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	12-15-2039	3,325,000	3,325,000

Illinois : 0.03%

Variable Rate Demand Note ø: 0.03%
Chicago IL MFHR Housing Barbara Jean Wright Apartments (Housing Revenue, FHLMC LIQ)	0.13	7-1-2029	5,755,000	5,755,000

Iowa : 0.01%

Variable Rate Demand Note ø: 0.01%
Iowa HFA SFHR Series N (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.13	1-1-2039	3,285,000	3,285,000

Maryland : 0.02%

Variable Rate Demand Note ø: 0.02%
Maryland Community Development Administration Housing & Community Center (Housing Revenue, FHLMC LIQ)	0.16	12-1-2037	4,750,000	4,750,000

Minnesota : 0.13%

Variable Rate Demand Notes ø: 0.13%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	1-15-2038	16,865,000	16,865,000
Pine City MN Senior Housing Agency Lakeview Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	4-15-2036	5,600,000	5,600,000
Roseville MN Senior Housing Various Refunding Eaglecrest Project (Housing Revenue, FHLMC LOC)	0.13	7-1-2039	3,200,000	3,200,000
St. Paul MN Housing & RDA Highland Ridge Project Series 2003 (Housing Revenue, FHLMC LIQ)	0.13	10-1-2033	5,350,000	5,350,000

				31,015,000

New Hampshire : 0.01%

Variable Rate Demand Note ø: 0.01%
New Hampshire HFA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	4-15-2016	2,700,000	2,700,000

New York : 0.82%

Variable Rate Demand Notes ø: 0.82%
New York NY Housing Development Corporation 2 Gold Street Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	4-15-2036	25,000,000	25,000,000

4

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
New York NY Housing Development Corporation Carnegie Park Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08%	11-15-2019	$50,400,000	$50,400,000
New York HFA 38th Street Housing Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	5-15-2033	7,400,000	7,400,000
New York HFA East 39th Street Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	11-15-2031	33,700,000	33,700,000
New York HFA North End Housing Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2036	2,500,000	2,500,000
New York HFA Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2033	13,200,000	13,200,000
New York HFA Tower 31 Housing Series A (Housing Revenue, FHLMC LIQ)	0.09	11-1-2036	1,400,000	1,400,000
New York HFA Tribeca Park Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2029	2,000,000	2,000,000
New York HFA Tribeca Park Housing Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2029	2,000,000	2,000,000
New York HFA Various Housing 70 Battery Place Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	5-15-2029	15,500,000	15,500,000
New York HFA West 33rd Street Housing Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2036	3,200,000	3,200,000
New York NY Housing Development Corporation 155 West 21st Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2037	6,700,000	6,700,000
New York NY Housing Development Corporation Royal Properties Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	4-15-2035	26,200,000	26,200,000
New York NY Housing Development Corporation Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2031	2,000,000	2,000,000
New York NY Housing Development Corporation Westport Development Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	6-15-2034	4,400,000	4,400,000

				195,600,000

Washington : 0.15%

Variable Rate Demand Notes ø: 0.15%
Washington Housing Finance Commission Ballinger Court Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	9-15-2037	2,400,000	2,400,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	12-15-2036	2,880,000	2,880,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	8-15-2039	3,365,000	3,365,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	6-15-2037	6,125,000	6,125,000
Washington Housing Finance Commission Seasons Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	12-15-2040	14,660,000	14,660,000
Washington Housing Finance Commission Vintage Silverdale Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	9-15-2039	3,000,000	3,000,000
Washington Housing Finance Commission Wandering Creek Project (Housing Revenue, FHLMC LIQ)	0.15	1-1-2026	2,200,000	2,200,000

				34,630,000

Total Municipal Obligations (Cost $360,395,000)				360,395,000

Repurchase Agreements : 47.48%
Bank of America Corporation, dated 4-30-2014, maturity value $1,890,003,150 (1)	0.06	5-1-2014	1,890,000,000	1,890,000,000
Bank of Nova Scotia, dated 4-14-2014, maturity value $200,011,667 (2) (i)	0.07	5-14-2014	200,000,000	200,000,000
Bank of Nova Scotia, dated 4-30-2014, maturity value $1,060,001,767 (3)	0.06	5-1-2014	1,060,000,000	1,060,000,000
Barclays Capital Incorporated, dated 4-30-2014, maturity value $502,100,697 (4)	0.05	5-1-2014	502,100,000	502,100,000
BNP Paribas Securities Corporation, dated 4-30-2014, maturity value $200,000,333 (5)	0.06	5-1-2014	200,000,000	200,000,000

5

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value

Repurchase Agreements (continued)
Citibank NA, dated 4-24-2014, maturity value $250,002,917 (6)		0.06%	5-1-2014	$250,000,000	$250,000,000
Citibank NA, dated 4-30-2014, maturity value $250,000,486 (7)		0.07	5-1-2014	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 4-29-2014, maturity value $250,002,917 (8)		0.06	5-6-2014	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 4-30-2014, maturity value $515,001,001 (9)		0.07	5-1-2014	515,000,000	515,000,000
Credit Agricole SA, dated 4-30-2014, maturity value $1,990,003,317 (10)		0.06	5-1-2014	1,990,000,000	1,990,000,000
Deutsche Bank Securities, dated 4-30-2014, maturity value $150,000,250 (11)		0.06	5-1-2014	150,000,000	150,000,000
Federal Reserve Bank of New York, dated 4-30-2014, maturity value $2,500,003,472 (12)		0.05	5-1-2014	2,500,000,000	2,500,000,000
Goldman Sachs & Company, dated 4-30-2014, maturity value $34,200,048 (13)		0.05	5-1-2014	34,200,000	34,200,000
Merrill Pierce Fenner Smith Incorporated, dated 4-30-2014, maturity value $100,000,139 (14)		0.05	5-1-2014	100,000,000	100,000,000
RBC Capital Markets, dated 4-24-2014, maturity value $250,002,917 (15)		0.06	5-1-2014	250,000,000	250,000,000
RBC Capital Markets, dated 4-28-2014, maturity value $250,014,583(16) (i)		0.07	5-28-2014	250,000,000	250,000,000
RBC Capital Markets, dated 4-30-2014, maturity value $500,000,833 (17)		0.06	5-1-2014	500,000,000	500,000,000
SG Americas Securities LLC, dated 4-30-2014, maturity value $400,000,667 (18)		0.06	5-1-2014	400,000,000	400,000,000

Total Repurchase Agreements (Cost $11,291,300,000)					11,291,300,000

Treasury Debt : 2.26%
U.S. Treasury Note		0.14	8-31-2014	235,000,000	236,734,546
U.S. Treasury Note		0.16	12-31-2014	20,000,000	20,332,514
U.S. Treasury Note		0.20	11-15-2014	40,000,000	40,885,082
U.S. Treasury Note		0.21	2-15-2015	220,000,000	239,424,966

Total Treasury Debt (Cost $537,377,108)					537,377,108

Total investments in securities (Cost $23,757,770,285)*	99.90%				23,757,770,285
Other assets and liabilities, net	0.10				24,293,953

Total net assets	100.00%				$23,782,064,238

(z)	Zero coupon security. Rate represents current yield to maturity.
±	Variable rate investment. The interest rate shown is the rate in effect at period end.
(i)	Illiquid security
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
^^	Collateralized by:

(1) U.S. government securities, 3.50% to 6.00%, 8-1-33 to 7-1-42, fair value including accrued interest is $1,946,700,000.

(2) U.S. government securities, 1.88% to 5.00%, 10-31-17 to 12-1-43, fair value including accrued interest is $205,757,464.

(3) U.S. government securities, 0.00% to 9.25%, 5-15-14 to 4-1-44, fair value including accrued interest is $1,087,290,300.

(4) U.S. government securities, 0.00% to 2.25%, 8-15-14 to 2-15-40, fair value including accrued interest is $512,142,033.

(5) U.S. government securities, 0.00% to 3.94%, 9-1-19 to 3-1-44, fair value including accrued interest is $206,000,000.

(6) U.S. government securities, 1.63% to 7.00%, 6-1-14 to 7-15-50, fair value including accrued interest is $257,974,358.

(7) U.S. government securities, 1.63% to 6.50%, 9-1-18 to 12-15-48, fair value including accrued interest is $258,087,957.

(8) U.S. government securities, 0.00% to 7.00%, 5-1-14 to 2-20-61, fair value including accrued interest is $257,446,549.

(9) U.S. government securities, 0.00% to 6.50%, 5-29-14 to 6-15-48, fair value including accrued interest is $526,358,828.

(10) U.S. government securities, 1.27% to 6.94%, 12-1-16 to 11-1-50, fair value including accrued interest is $2,049,700,000.

(11) U.S. government securities, 3.00%, 10-15-42 to 11-15-42, fair value including accrued interest is $154,500,001.

(12) U.S. government securities, 1.63% to 4.75%, 11-15-22 to 2-15-41, fair value including accrued interest is $2,500,003,584.

6

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

(13) U.S. government securities, 2.50% to 4.00%, 1-1-26 to 5-1-44, fair value including accrued interest is $35,226,000.

(14) U.S. government securities, 1.96% to 5.85%, 12-1-20 to 4-1-44, fair value including accrued interest is $103,000,000.

(15) U.S. government securities, 0.00% to 11.00%, 7-2-14 to 2-1-44, fair value including accrued interest is $256,607,294.

(16) U.S. government securities, 1.88% to 6.00%, 9-1-25 to 2-1-44, fair value including accrued interest is $257,500,000.

(17) U.S. government securities, 1.63% to 5.50%, 7-1-25 to 4-20-44, fair value including accrued interest is $515,000,000.

(18) U.S. government securities, 0.09% to 6.00%, 5-15-14 to 4-20-44, fair value including accrued interest is $411,757,311. U.S. government securities, 1.88% to 6.00%, 9-1-25 to 2-1-44, fair value including accrued interest is $257,500,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

7

Wells Fargo Advantage Government Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit : 40.90%
Abbey National Treasury Services plc	0.10%	5-1-2014	$715,000,000	$715,000,000
Abbey National Treasury Services plc ±	0.30	3-4-2015	306,000,000	306,000,000
ABN AMRO Funding LLC	0.15	5-2-2014	148,000,000	148,000,000
Australia & New Zealand Banking Group	0.07	5-1-2014	305,000,000	305,000,000
Banco del Estado de Chile	0.17	5-8-2014	112,000,000	112,000,000
Banco del Estado de Chile ±	0.29	12-10-2014	133,000,000	133,000,000
Bank of Montreal	0.17	5-7-2014	134,000,000	134,000,000
Bank of Montreal	0.17	6-5-2014	130,000,000	130,000,000
Bank of Montreal	0.17	6-6-2014	125,000,000	125,000,000
Bank of Montreal	0.17	6-10-2014	163,000,000	163,000,000
Bank of Montreal	0.17	7-2-2014	170,000,000	170,000,000
Bank of Montreal	0.18	6-16-2014	94,000,000	94,000,000
Bank of New York	0.05	5-1-2014	228,125,000	228,125,000
Bank of Nova Scotia	0.19	5-6-2014	142,000,000	142,000,000
Bank of Nova Scotia ±	0.25	3-4-2015	134,000,000	134,000,000
Bank of Nova Scotia ±	0.25	2-19-2015	45,000,000	45,065,053
Bank of Tokyo-Mitsubishi LLC	0.02	5-1-2014	155,000,000	155,000,000
Bank of Tokyo-Mitsubishi LLC	0.02	5-2-2014	382,000,000	382,000,000
BNP Paribas SA	0.25	6-2-2014	148,000,000	148,000,000
China Construction Bank Corporation	0.25	5-1-2014	497,000,000	497,000,000
China Construction Bank Corporation ±	0.40	3-25-2015	245,000,000	245,000,000
Cooperatieve Centrale ±	0.23	8-26-2014	28,000,000	28,003,095
Cooperatieve Centrale ±	0.28	4-13-2015	141,000,000	141,000,000
Cooperatieve Centrale ±	0.29	2-27-2015	140,000,000	140,000,000
Credit Agricole Corporate and Investment Banking	0.09	5-1-2014	556,000,000	556,000,000
Credit Agricole Corporate and Investment Banking	0.24	5-16-2014	77,000,000	77,010,255
Credit Agricole Corporate and Investment Banking	0.25	5-19-2014	25,000,000	25,003,859
Credit Industriel & Commercial (New York)	0.10	5-1-2014	798,000,000	798,000,000
Credit Industriel & Commercial (New York)	0.12	5-1-2014	40,000,000	40,000,000
DG Bank (New York)	0.16	6-9-2014	161,000,000	161,000,000
DG Bank (New York)	0.17	5-6-2014	149,000,000	149,000,000
DG Bank (New York)	0.17	5-6-2014	147,000,000	147,000,000
DNB Nor Bank ASA	0.08	5-1-2014	552,000,000	552,000,000
JPMorgan Chase Bank NA ±	0.23	6-11-2014	52,900,000	52,900,273
Mitsubishi UFJ Trust & Banking Corporation	0.20	5-15-2014	128,000,000	128,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	5-15-2014	166,000,000	166,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	7-2-2014	175,000,000	175,000,000
Mizuho Bank Limited	0.15	5-8-2014	142,000,000	142,000,000
Mizuho Bank Limited	0.15	5-9-2014	70,000,000	70,000,000
National Bank of Kuwait	0.13	5-1-2014	343,000,000	343,000,000
Natixis (Cayman Islands)	0.09	5-1-2014	685,000,000	685,000,000
Natixis (New York)	0.37	10-31-2014	200,000,000	200,000,000
Norinchukin Bank	0.21	5-2-2014	119,000,000	119,000,000
Norinchukin Bank	0.21	5-13-2014	177,000,000	177,000,000
Norinchukin Bank	0.21	5-13-2014	34,000,000	34,000,000
Norinchukin Bank	0.21	5-22-2014	124,000,000	124,000,000
Norinchukin Bank	0.21	6-6-2014	142,000,000	142,000,000
Norinchukin Bank	0.21	7-2-2014	122,000,000	122,000,000
Norinchukin Bank	0.21	7-7-2014	116,000,000	116,000,000
Royal Bank of Canada ±	0.25	10-17-2014	115,000,000	115,000,000
Royal Bank of Canada ±	0.26	6-24-2014	112,000,000	112,000,000
Skandinaviska Enskilda Banken AG	0.19	6-27-2014	54,000,000	54,000,854
Skandinaviska Enskilda Banken AG	0.20	7-7-2014	155,000,000	155,000,000
Skandinaviska Enskilda Banken AG	0.25	8-27-2014	135,000,000	135,000,000
Societe Generale	0.10	5-1-2014	420,000,000	420,000,000
Societe Generale ±	0.27	10-31-2014	140,000,000	140,000,000
Societe Generale ±	0.35	5-14-2014	132,000,000	132,000,000
Societe Generale ±	0.36	9-12-2014	134,000,000	134,000,000
Standard Chartered Bank	0.17	6-2-2014	221,000,000	221,000,000
Standard Chartered Bank	0.22	5-28-2014	101,000,000	101,000,000
Standard Chartered Bank	0.23	6-10-2014	108,000,000	108,000,000
Standard Chartered Bank	0.23	6-18-2014	166,000,000	166,000,000
Standard Chartered Bank ±	0.34	1-20-2015	250,000,000	250,000,000
State Street Bank & Trust Company	0.17	7-9-2014	164,000,000	164,000,000
State Street Bank & Trust Company	0.17	7-11-2014	217,000,000	217,000,000

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Sumitomo Mitsui Banking Corporation	0.21%	5-7-2014	$96,000,000	$96,000,000
Sumitomo Mitsui Banking Corporation	0.21	5-14-2014	42,750,000	42,750,000
Sumitomo Mitsui Banking Corporation	0.21	5-23-2014	60,700,000	60,700,000
Sumitomo Mitsui Banking Corporation	0.21	6-12-2014	75,000,000	75,000,000
Sumitomo Mitsui Banking Corporation ±	0.21	6-19-2014	133,000,000	133,000,000
Swedbank	0.08	5-1-2014	501,000,000	501,000,000
Swedbank ±	0.26	8-15-2014	290,000,000	290,000,000
Toronto-Dominion Bank ±	0.21	11-18-2014	161,000,000	161,000,000
Toronto-Dominion Bank ±	0.21	12-19-2014	51,000,000	51,000,000
Toronto-Dominion Bank ±	0.23	4-15-2015	223,000,000	223,000,000
Toronto-Dominion Bank ±	0.24	2-6-2015	171,000,000	171,000,000
Westpac Banking Corporation ±	0.27	2-18-2015	140,000,000	140,000,000

Total Certificates of Deposit (Cost $14,689,558,389)				14,689,558,389

Commercial Paper : 44.05%

Asset-Backed Commercial Paper : 20.78%
Anglesea Funding LLC 144A(z)	0.12	5-1-2014	300,000,000	300,000,000
Anglesea Funding LLC 144A±	0.30	6-18-2014	144,000,000	144,000,000
Anglesea Funding LLC 144A±	0.30	8-14-2014	13,000,000	13,000,000
Anglesea Funding LLC 144A±	0.30	8-14-2014	118,000,000	118,000,000
Antalis US Funding Corporation 144A(z)	0.18	5-9-2014	50,000,000	49,998,000
Antalis US Funding Corporation 144A(z)	0.26	6-10-2014	30,490,000	30,481,192
Antalis US Funding Corporation 144A(z)	0.26	7-8-2014	29,900,000	29,885,316
Antalis US Funding Corporation 144A(z)	0.26	7-9-2014	58,000,000	57,971,097
Antalis US Funding Corporation 144A(z)	0.26	7-11-2014	92,000,000	91,952,824
Antalis US Funding Corporation 144A(z)	0.26	7-16-2014	15,000,000	14,991,767
Atlantic Asset Securitization LLC 144A(z)	0.17	5-8-2014	28,000,000	27,999,074
Bedford Row Funding Corporation 144A±	0.25	1-9-2015	60,000,000	60,000,000
Bedford Row Funding Corporation 144A±	0.25	4-24-2015	70,300,000	70,294,209
Bennington Stark Capital Company LLC 144A±	0.38	11-3-2014	79,000,000	78,993,993
Cedar Springs Capital Company 144A(z)	0.31	6-6-2014	28,000,000	27,991,320
Charta LLC 144A(z)	0.20	5-14-2014	17,250,000	17,248,754
Collateralized Commercial Paper Company LLC (z)	0.20	5-27-2014	110,000,000	109,984,111
Collateralized Commercial Paper Company LLC 144A(z)	0.33	12-29-2014	250,000,000	249,445,417
Collateralized Commercial Paper Company LLC 144A(z)	0.41	2-27-2015	165,000,000	164,432,492
Concord Minutemen Capital Company 144A(z)	0.18	5-2-2014	14,732,000	14,731,926
Concord Minutemen Capital Company 144A(z)	0.21	5-5-2014	157,000,000	156,996,337
Concord Minutemen Capital Company 144A(z)	0.21	5-7-2014	70,000,000	69,997,550
Concord Minutemen Capital Company 144A(z)	0.21	5-15-2014	60,000,000	59,995,100
Concord Minutemen Capital Company 144A(z)	0.21	5-20-2014	55,000,000	54,993,904
Concord Minutemen Capital Company 144A(z)	0.21	6-3-2014	5,000,000	4,999,037
Concord Minutemen Capital Company 144A(z)	0.21	6-4-2014	51,000,000	50,989,885
Concord Minutemen Capital Company 144A(z)	0.21	6-11-2014	74,000,000	73,982,302
Concord Minutemen Capital Company 144A(z)	0.23	6-12-2014	77,000,000	76,979,338
Crown Point Capital Company 144A(z)	0.21	5-5-2014	50,000,000	49,998,833
Crown Point Capital Company 144A(z)	0.21	5-7-2014	72,000,000	71,997,480
Crown Point Capital Company 144A(z)	0.21	5-9-2014	19,000,000	18,999,113
Crown Point Capital Company 144A(z)	0.21	5-12-2014	60,000,000	59,996,150
Crown Point Capital Company 144A(z)	0.21	5-13-2014	61,000,000	60,995,730
Crown Point Capital Company 144A(z)	0.21	5-14-2014	35,500,000	35,497,308
Crown Point Capital Company 144A(z)	0.21	5-20-2014	46,000,000	45,994,902
Crown Point Capital Company 144A(z)	0.21	6-3-2014	20,000,000	19,996,150
Crown Point Capital Company 144A(z)	0.21	6-11-2014	74,000,000	73,982,302
Crown Point Capital Company 144A(z)	0.23	6-12-2014	33,000,000	32,991,145
Gemini Securitization Corporation LLC 144A(z)	0.10	5-1-2014	48,000,000	48,000,000
Gotham Funding Corporation 144A(z)	0.16	5-2-2014	41,316,000	41,315,816
Gotham Funding Corporation 144A(z)	0.16	5-6-2014	54,000,000	53,998,800
Gotham Funding Corporation 144A(z)	0.16	5-7-2014	48,000,000	47,998,720
Gotham Funding Corporation 144A(z)	0.16	5-8-2014	33,000,000	32,998,973
Gotham Funding Corporation 144A(z)	0.16	5-13-2014	44,000,000	43,997,653
Gotham Funding Corporation 144A(z)	0.16	5-15-2014	101,000,000	100,993,716
Gotham Funding Corporation 144A(z)	0.16	6-2-2014	13,000,000	12,998,151
Gotham Funding Corporation 144A(z)	0.16	6-3-2014	43,000,000	42,993,693

2

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Gotham Funding Corporation 144A(z)	0.18%	5-1-2014	$20,000,000	$20,000,000
Gotham Funding Corporation 144A(z)	0.18	5-12-2014	33,000,000	32,998,185
Gotham Funding Corporation 144A(z)	0.18	6-10-2014	132,377,000	132,350,525
Govco LLC 144A(z)	0.20	5-2-2014	56,000,000	55,999,697
Hannover Funding Company LLC 144A(z)	0.20	5-13-2014	10,000,000	9,999,333
Institutional Secured Funding LLC 144A(z)	0.28	5-8-2014	71,000,000	70,996,134
Kells Funding LLC 144A±	0.23	10-10-2014	251,000,000	251,000,000
Kells Funding LLC 144A±	0.23	10-20-2014	150,000,000	150,000,000
Kells Funding LLC 144A±	0.23	12-11-2014	49,000,000	49,000,000
Kells Funding LLC 144A±	0.23	12-12-2014	115,000,000	115,000,000
Kells Funding LLC 144A±	0.24	10-8-2014	107,000,000	106,995,225
Kells Funding LLC 144A±	0.25	2-5-2015	35,000,000	34,997,580
Kells Funding LLC 144A±	0.25	10-28-2014	126,000,000	125,992,781
Lexington Parker Capital Company LLC 144A(z)	0.21	5-2-2014	179,000,000	178,998,956
Lexington Parker Capital Company LLC 144A(z)	0.21	5-7-2014	71,000,000	70,997,515
Lexington Parker Capital Company LLC 144A(z)	0.21	5-9-2014	6,000,000	5,999,720
Lexington Parker Capital Company LLC 144A(z)	0.21	5-12-2014	60,000,000	59,996,150
Lexington Parker Capital Company LLC 144A(z)	0.21	5-13-2014	33,000,000	32,997,690
Lexington Parker Capital Company LLC 144A(z)	0.21	5-14-2014	19,250,000	19,248,540
Liberty Street Funding LLC 144A(z)	0.15	5-2-2014	50,000,000	49,999,792
Liberty Street Funding LLC 144A(z)	0.15	5-8-2014	20,000,000	19,999,417
Liberty Street Funding LLC 144A(z)	0.18	5-1-2014	73,000,000	73,000,000
Liberty Street Funding LLC 144A(z)	0.19	5-14-2014	50,000,000	49,996,569
Liberty Street Funding LLC 144A(z)	0.19	5-21-2014	26,000,000	25,997,256
Liberty Street Funding LLC 144A(z)	0.19	5-22-2014	35,000,000	34,996,121
Liberty Street Funding LLC 144A(z)	0.19	5-27-2014	52,000,000	51,992,864
Liberty Street Funding LLC 144A(z)	0.19	6-11-2014	37,000,000	36,991,994
Liberty Street Funding LLC 144A(z)	0.19	7-10-2014	30,000,000	29,988,917
Liberty Street Funding LLC 144A(z)	0.20	7-1-2014	69,000,000	68,976,617
LMA Americas LLC 144A(z)	0.10	5-2-2014	56,000,000	55,999,844
LMA Americas LLC 144A(z)	0.26	7-1-2014	78,000,000	77,965,637
LMA Americas LLC 144A(z)	0.26	7-7-2014	130,000,000	129,937,094
LMA Americas LLC 144A(z)	0.26	7-8-2014	51,300,000	51,274,806
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-13-2014	20,000,000	19,998,733
Manhattan Asset Funding Company LLC 144A(z)	0.18	5-2-2014	68,000,000	67,999,660
Manhattan Asset Funding Company LLC 144A(z)	0.18	5-19-2014	61,000,000	60,994,485
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-5-2014	16,000,000	15,999,662
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-6-2014	8,000,000	7,999,789
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-7-2014	24,000,000	23,999,240
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-8-2014	46,000,000	45,998,301
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-9-2014	30,000,000	29,998,733
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-12-2014	62,529,000	62,525,370
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-14-2014	23,000,000	22,998,422
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-20-2014	14,000,000	13,998,596
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-27-2014	23,000,000	22,996,844
Manhattan Asset Funding Company LLC 144A(z)	0.19	6-6-2014	30,000,000	29,994,300
Manhattan Asset Funding Company LLC 144A(z)	0.19	6-10-2014	9,000,000	8,998,100
Manhattan Asset Funding Company LLC 144A(z)	0.20	6-5-2014	23,000,000	22,995,635
Mountcliff Funding LLC 144A±	0.35	6-27-2014	100,000,000	99,996,242
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	5-14-2014	74,000,000	73,994,656
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	5-16-2014	58,000,000	57,995,167
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	6-4-2014	30,000,000	29,994,333
Northern Pines Funding LLC 144A(z)	0.23	5-29-2014	135,000,000	134,975,850
Old Line Funding LLC 144A(z)	0.23	9-9-2014	28,000,000	27,976,566
Regency Markets No.1 LLC 144A(z)	0.14	5-14-2014	30,000,000	29,998,483
Regency Markets No.1 LLC 144A(z)	0.14	5-15-2014	152,000,000	151,991,724
Rhein-Main Securitization Limited 144A(z)	0.22	5-15-2014	154,944,000	154,930,744
Rhein-Main Securitization Limited 144A(z)	0.22	5-27-2014	175,000,000	174,972,194
Ridgefield Funding Company LLC 144A(z)	0.21	6-11-2014	73,000,000	72,982,541
Ridgefield Funding Company LLC 144A(z)	0.26	5-8-2014	53,000,000	52,997,321
Salisbury Receivables Company LLC 144A(z)	0.21	6-9-2014	34,810,000	34,802,081
Scaldis Capital LLC 144A(z)	0.20	5-12-2014	78,000,000	77,995,233
Sydney Capital Corporation 144A(z)	0.15	5-27-2014	25,600,000	25,597,227
Sydney Capital Corporation 144A(z)	0.21	6-12-2014	8,000,000	7,998,040
Thunder Bay Funding LLC 144A(z)	0.23	9-3-2014	55,142,000	55,097,963

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Victory Receivables 144A(z)	0.16%	5-6-2014	$40,000,000	$39,999,111
Victory Receivables 144A(z)	0.16	5-8-2014	43,000,000	42,998,662
Victory Receivables 144A(z)	0.16	5-23-2014	36,000,000	35,996,480
Victory Receivables 144A(z)	0.16	5-27-2014	15,000,000	14,998,267
Victory Receivables 144A(z)	0.16	6-3-2014	28,000,000	27,995,893
Victory Receivables 144A(z)	0.18	5-1-2014	39,000,000	39,000,000
Victory Receivables 144A(z)	0.18	5-9-2014	40,000,000	39,998,400
Victory Receivables 144A(z)	0.18	5-13-2014	71,000,000	70,995,740
White Point Funding Incorporated 144A(z)	0.29	6-2-2014	17,039,000	17,034,608
Working Capital Management Company 144A(z)	0.18	5-23-2014	14,110,000	14,108,448

				7,461,682,383

Financial Company Commercial Paper : 17.27%
ANZ New Zealand International Limited 144A±	0.23	9-16-2014	105,000,000	105,002,703
Australia & New Zealand Banking Group 144A±	0.17	5-27-2014	128,000,000	127,998,261
Australia & New Zealand Banking Group 144A±	0.24	11-18-2014	88,000,000	88,000,000
Banco de Credito e Inversiones 144A(z)	0.42	7-29-2014	165,000,000	164,828,675
Banco del Estado de Chile 144A(z)	0.30	5-6-2014	55,000,000	54,997,708
Banco Santander Chile 144A(z)	0.34	5-8-2014	27,000,000	26,998,215
Banco Santander Chile 144A(z)	0.34	5-13-2014	33,000,000	32,996,260
Banco Santander Chile 144A(z)	0.34	5-15-2014	37,000,000	36,995,108
Banco Santander Chile 144A(z)	0.34	5-19-2014	13,000,000	12,997,790
Banco Santander Chile 144A(z)	0.34	5-29-2014	19,000,000	18,994,976
Bank of Nova Scotia (z)	0.20	6-25-2014	129,000,000	128,960,583
BNP Paribas Finance Incorporated (z)	0.20	6-6-2014	20,000,000	19,996,000
BNP Paribas Finance Incorporated (z)	0.41	1-14-2015	250,000,000	249,265,417
BPCE 144A(z)	0.25	5-6-2014	39,000,000	38,998,646
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	6-12-2014	81,000,000	80,982,990
Caisse Centrale Desjardins du Quebec 144A±	0.24	10-23-2014	166,000,000	166,000,880
Caisse Centrale Desjardins du Quebec 144A±	0.25	1-23-2015	58,000,000	57,993,267
CDP Financial Incorporated 144A(z)	0.15	6-3-2014	25,000,000	24,996,562
CDP Financial Incorporated 144A(z)	0.15	6-10-2014	26,000,000	25,995,667
CDP Financial Incorporated 144A(z)	0.15	6-17-2014	15,000,000	14,997,063
CPPIB Capital Incorporated 144A(z)	0.14	5-28-2014	75,000,000	74,992,125
CPPIB Capital Incorporated 144A(z)	0.14	6-3-2014	148,000,000	147,981,007
Dexia Credit Local SA (z)	0.25	7-9-2014	225,000,000	224,892,187
HSBC Bank plc 144A±	0.24	10-2-2014	136,000,000	136,000,000
JPMorgan Securities Incorporated 144A±	0.34	9-10-2014	139,000,000	139,000,000
Macquarie Bank Limited 144A(z)	0.19	6-10-2014	91,000,000	90,980,789
Macquarie Bank Limited 144A(z)	0.20	6-11-2014	81,000,000	80,981,550
Macquarie Bank Limited 144A(z)	0.23	6-13-2014	57,000,000	56,984,681
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	5-5-2014	50,000,000	49,999,056
Natexis Banques Populaire (z)	0.17	5-1-2014	88,500,000	88,500,000
Natexis Banques Populaire (z)	0.25	5-2-2014	32,500,000	32,499,774
Natexis Banques Populaire (z)	0.25	5-5-2014	55,000,000	54,998,472
National Australia Funding Incorporated 144A±	0.22	3-10-2015	140,000,000	140,000,000
Nationwide Building Society 144A(z)	0.22	6-9-2014	87,000,000	86,979,265
Nederlandse Waterschapsbank NV 144A±	0.22	11-10-2014	45,000,000	45,000,000
Nederlandse Waterschapsbank NV 144A±	0.19	6-23-2014	200,000,000	200,001,257
Nederlandse Waterschapsbank NV 144A±	0.22	12-23-2014	64,000,000	64,007,647
Nederlandse Waterschapsbank NV 144A±	0.23	10-29-2014	135,000,000	135,000,000
Nordea Bank AB 144A(z)	0.18	6-26-2014	243,000,000	242,933,850
Nordea Bank AB 144A(z)	0.22	8-26-2014	28,500,000	28,479,622
NRW Bank 144A(z)	0.13	5-2-2014	132,656,000	132,655,521
NRW Bank 144A(z)	0.13	5-6-2014	269,000,000	268,995,143
NRW Bank 144A(z)	0.13	5-8-2014	161,000,000	160,995,930
Oversea-Chinese Banking Corporation Limited (z)	0.20	7-8-2014	46,250,000	46,232,528
PSP Capital Incorporated 144A(z)	0.20	6-17-2014	19,650,000	19,644,869
Shagang South Asia (z)	0.35	5-6-2014	35,000,000	34,998,299
Shagang South Asia (z)	0.35	5-1-2014	22,000,000	22,000,000
Skandinaviska Enskilda Banken AG 144A(z)	0.16	6-13-2014	64,000,000	63,987,769
Standard Chartered Bank 144A(z)	0.23	7-21-2014	112,000,000	111,942,040
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	6-2-2014	137,000,000	136,974,427
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	6-3-2014	139,000,000	138,973,242

4

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Sumitomo Mitsui Banking Corporation 144A(z)	0.21%	7-2-2014	$140,000,000	$139,949,367
Sumitomo Mitsui Banking Corporation 144A(z)	0.22	7-3-2014	45,300,000	45,282,559
Sumitomo Trust & Banking Corporation 144A(z)	0.14	5-1-2014	137,000,000	137,000,000
Sumitomo Trust & Banking Corporation 144A(z)	0.14	5-2-2014	317,000,000	316,998,767
Sumitomo Trust & Banking Corporation 144A(z)	0.14	5-23-2014	11,000,000	10,999,059
Suncorp Group Limited 144A(z)	0.26	7-15-2014	36,000,000	35,980,500
Suncorp Group Limited 144A(z)	0.27	6-5-2014	49,100,000	49,087,111
Suncorp Group Limited 144A(z)	0.28	5-7-2014	25,000,000	24,998,833
Suncorp Group Limited 144A(z)	0.28	5-13-2014	31,000,000	30,997,107
United Overseas Bank Limited 144A(z)	0.16	5-27-2014	82,000,000	81,990,524
United Overseas Bank Limited 144A(z)	0.19	7-7-2014	47,000,000	46,983,380
United Overseas Bank Limited 144A(z)	0.20	5-20-2014	54,000,000	53,994,300
United Overseas Bank Limited 144A(z)	0.24	7-9-2014	144,000,000	143,933,760
United Overseas Bank Limited 144A(z)	0.24	7-10-2014	56,000,000	55,973,867
Westpac Banking Corporation 144A±	0.23	8-1-2014	162,000,000	162,003,831
Westpac Securities NZ Limited 144A±	0.23	8-20-2014	52,000,000	52,000,000
Westpac Securities NZ Limited 144A±	0.24	9-4-2014	80,000,000	80,000,000

				6,203,780,786

Other Commercial Paper : 6.00%
Caisse Des Depots et Consignations 144A(z)	0.17	5-12-2014	131,000,000	130,993,195
Caisse Des Depots et Consignations 144A(z)	0.17	6-5-2014	162,000,000	161,973,225
Caisse Des Depots et Consignations 144A(z)	0.17	6-13-2014	208,000,000	207,957,764
China International Marine Containers Company Limited (z)	0.35	5-9-2014	42,000,000	41,996,733
China International Marine Containers Company Limited (z)	0.35	5-13-2014	128,000,000	127,985,067
China International Marine Containers Company Limited (z)	0.35	5-14-2014	37,000,000	36,995,324
China Shipping Container Lines Company Limited (z)	0.35	5-1-2014	141,000,000	141,000,000
China Shipping Container Lines Company Limited (z)	0.35	5-13-2014	53,000,000	52,993,817
China Shipping Container Lines Company Limited (z)	0.35	5-14-2014	86,000,000	85,989,130
Chinatex Capital Limited (z)	0.35	5-5-2014	20,000,000	19,999,222
CNPC Finance 144A(z)	0.36	5-5-2014	36,000,000	35,998,560
CNPC Finance 144A(z)	0.36	5-8-2014	10,200,000	10,199,286
CNPC Finance 144A(z)	0.38	5-6-2014	94,850,000	94,844,994
CNPC Finance 144A(z)	0.38	5-9-2014	43,000,000	42,996,369
CNPC Finance 144A(z)	0.38	5-14-2014	150,000,000	149,979,417
CNPC Finance 144A(z)	0.38	5-21-2014	149,000,000	148,968,544
CNPC Finance 144A(z)	0.38	5-29-2014	100,000,000	99,970,444
Erste Abwicklungsanstalt 144A(z)	0.17	6-17-2014	37,000,000	36,991,788
Sinochem Company Limited (z)	0.15	5-14-2014	112,000,000	111,993,933
Toyota Credit de Puerto Rico (z)	0.19	6-4-2014	24,000,000	23,995,693
Toyota Motor Credit Corporation ±	0.19	6-9-2014	127,000,000	127,000,000
Toyota Motor Credit Corporation ±	0.20	9-10-2014	265,000,000	265,000,000

				2,155,822,505

Total Commercial Paper (Cost $15,821,285,674)				15,821,285,674

Municipal Obligations : 4.32%

Arizona : 0.02%

Variable Rate Demand Note ø: 0.02%
Glendale AZ IDA Thunderbird Garvin School Series A (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.13	7-1-2035	6,435,000	6,435,000

California : 0.36%

Other Municipal Debt : 0.14%
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	5-20-2014	9,500,000	9,500,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.18	5-1-2014	9,174,000	9,174,000

5

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.18%	5-1-2014	$11,500,000	$11,500,000
San Francisco CA City & County Public Utilities Commission Water Revenue Series 788 (Miscellaneous Revenue)	0.15	5-12-2014	9,000,000	9,000,000
San Jose CA International Airport Commission Series C-3 (Airport Revenue)	0.28	6-11-2014	9,343,000	9,343,000

				48,517,000

Variable Rate Demand Notes ø: 0.22%
Golden State Tobacco Securitization Corporation California Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.14	12-1-2045	25,710,000	25,710,000
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.20	11-1-2041	5,000,000	5,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.13	12-1-2033	910,000	910,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.14	9-1-2038	23,570,000	23,570,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.10	9-1-2036	24,790,000	24,790,000

				79,980,000

Colorado : 0.76%

Variable Rate Demand Notes ø: 0.76%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.12	10-1-2033	13,140,000	13,140,000
Colorado HFA Class I Series B-1 (Housing Revenue, JPMorgan Chase & Company SPA)	0.10	10-1-2038	45,900,000	45,900,000
Colorado HFA Class I Series B-2 (Housing Revenue, JPMorgan Chase & Company SPA)	0.17	4-1-2038	12,385,000	12,385,000
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	0.12	10-1-2033	7,800,000	7,800,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.10	5-1-2050	88,405,000	88,405,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.13	4-1-2040	67,035,000	67,035,000
Southern Ute Indian Tribe Reservation Colorado Series 2007 (Miscellaneous Revenue)	0.13	1-1-2027	39,160,000	39,160,000

				273,825,000

Georgia : 0.12%

Variable Rate Demand Notes ø: 0.12%
Savannah GA College of Art & Design Series 2004-BD (Education Revenue, Bank of America NA LOC)	0.14	4-1-2024	34,400,000	34,400,000
Wayne County GA IDA Solid Waste Disposal Rayonier Project (Industrial Development Revenue, Bank of America NA LOC)	0.14	5-1-2020	10,000,000	10,000,000

				44,400,000

Illinois : 0.61%

Variable Rate Demand Notes ø: 0.61%
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.15	1-1-2035	23,265,000	23,265,000
Cook County IL Various Projects Series D (Tax Revenue, Barclays Bank plc SPA)	0.12	11-1-2030	67,000,000	67,000,000
Deutsche Bank Spears/Lifers Trust Series 300 (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.22	12-15-2033	29,205,000	29,205,000
Deutsche Bank Spears/Lifers Trust Series 331 (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.22	12-15-2034	80,945,000	80,945,000

6

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Illinois Housing Development Authority Homeowners Mortgage Revenue Bonds Sub Series A-3 (Housing Revenue, FHLB SPA)	0.11%	8-1-2035	$20,000,000	$20,000,000

				220,415,000

Indiana : 0.11%

Variable Rate Demand Note ø: 0.11%
Indiana Finance Authority Indiana University Health Series K (Health Revenue, JPMorgan Chase & Company LOC)	0.12	3-1-2033	38,585,000	38,585,000

Iowa : 0.03%

Variable Rate Demand Notes ø: 0.03%
Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA/FNMA Insured, State Street Bank & Trust Company SPA)	0.13	7-1-2036	3,210,000	3,210,000
Iowa Finance Authority SFMR Series C (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.20	1-1-2039	8,115,000	8,115,000

				11,325,000

Kentucky : 0.02%

Variable Rate Demand Note ø: 0.02%
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.13	3-1-2021	6,000,000	6,000,000

Louisiana : 0.04%

Variable Rate Demand Note ø: 0.04%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.20	2-1-2045	16,280,000	16,280,000

Maine : 0.17%

Variable Rate Demand Notes ø: 0.17%
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ)	0.15	11-15-2032	36,585,000	36,585,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA)	0.13	11-15-2041	23,000,000	23,000,000

				59,585,000

Maryland : 0.14%

Variable Rate Demand Notes ø: 0.14%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.11	7-1-2032	49,140,000	49,140,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.16	1-1-2029	1,130,000	1,130,000

				50,270,000

Massachusetts : 0.11%

Variable Rate Demand Note ø: 0.11%
Massachusetts Development Finance Agency Wentworth Institute Technology Series A (Education Revenue, JPMorgan Chase & Company LOC)	0.20	10-1-2033	38,700,000	38,700,000

7

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Michigan : 0.47%

Variable Rate Demand Notes ø: 0.47%
Michigan Finance Authority Series 2014 A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.10%	9-1-2053	$22,000,000	$22,000,000
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.12	9-1-2050	100,000,000	100,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.12	9-1-2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.12	9-1-2050	22,000,000	22,000,000

				169,000,000

Minnesota : 0.03%

Variable Rate Demand Note ø: 0.03%
Minnesota HFA Residential Housing Finance Agency Series C (Miscellaneous Revenue, FHLB SPA)	0.13	7-1-2036	12,000,000	12,000,000

Nebraska : 0.07%

Variable Rate Demand Note ø: 0.07%
Nebraska Public Power Generation Agency Eagle Class A (Utilities Revenue, Citibank NA SPA) 144A	0.14	1-1-2041	24,000,000	24,000,000

Nevada : 0.10%

Variable Rate Demand Notes ø: 0.10%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.13	3-1-2038	29,000,000	29,000,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.15	3-1-2036	8,225,000	8,225,000

				37,225,000

New Hampshire : 0.05%

Variable Rate Demand Note ø: 0.05%
New Hampshire HEFA Taxable Higher Education Corporation Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.11	12-1-2032	19,700,000	19,700,000

New Jersey : 0.11%

Variable Rate Demand Notes ø: 0.11%
New Jersey EDA Diocese of Metuchen Project 2005 (Education Revenue, Bank of America NA LOC)	0.13	9-1-2030	3,800,000	3,800,000
New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.12	11-1-2039	14,315,000	14,315,000
North Hudson NJ Sewerage Authority Senior Lien Series C (Miscellaneous Revenue, TD Bank NA LOC)	0.12	6-1-2044	20,000,000	20,000,000

				38,115,000

New Mexico : 0.07%

Variable Rate Demand Note ø: 0.07%
New Mexico Puttable Floating Option Taxable Notes Series 042 (Education Revenue, Bank of America NA LIQ) 144A	0.40	1-2-2025	26,355,000	26,355,000

New York : 0.30%

Variable Rate Demand Notes ø: 0.30%
New York Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC)	0.15	7-1-2034	19,245,000	19,245,000

8

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
New York Urban Development Corporate Revenue Series A3B (Tax Revenue, JPMorgan Chase & Company SPA)	0.14%	3-15-2033	$74,615,000	$74,615,000
Westchester County NY Healthcare Corporation Series D (Health Revenue, TD Bank NA LOC)	0.18	11-1-2034	13,280,000	13,280,000

				107,140,000

North Carolina : 0.02%

Variable Rate Demand Note ø: 0.02%
North Carolina Housing Finance Agency Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.12	7-1-2032	6,625,000	6,625,000

Ohio : 0.14%

Variable Rate Demand Notes ø: 0.14%
Ohio Air Quality Development Authority AK Steel Corporation Series B (Industrial Development Revenue, Bank of America NA LOC)	0.17	6-1-2024	26,000,000	26,000,000
Ohio University Hospital Health System Series C (Health Revenue, Barclays Bank plc LOC)	0.12	1-15-2050	23,000,000	23,000,000

				49,000,000

Pennsylvania : 0.05%

Variable Rate Demand Note ø: 0.05%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Credit Suisse LIQ) 144A	0.17	8-1-2030	16,500,000	16,500,000

South Carolina : 0.05%

Other Municipal Debt : 0.05%
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	6-2-2014	8,500,000	8,500,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	6-2-2014	9,550,000	9,550,000

				18,050,000

Tennessee : 0.04%

Variable Rate Demand Notes ø: 0.04%
Johnson City TN Health & Educational Facilities Board Series B (Hospital Revenue, U.S. Bank NA LOC)	0.13	8-15-2043	11,075,000	11,075,000
Johnson City TN Health & Educational Facilities Board Series B1 (Health Revenue, U.S. Bank NA LOC)	0.13	7-1-2033	1,770,000	1,770,000

				12,845,000

Texas : 0.17%

Variable Rate Demand Notes ø: 0.17%
Bexar County TX Health Facilities El Centro del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.14	12-1-2032	9,350,000	9,350,000
Calhoun Port Authority Texas Formosa Plastics Corporation Project Series 2011A (Industrial Development Revenue, Sumitomo Mitsui Banking LOC) 144A	0.15	9-1-2039	13,900,000	13,900,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.15	4-1-2022	12,000,000	12,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.42	12-15-2026	25,606,173	25,606,173

				60,856,173

9

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Utah : 0.07%

Variable Rate Demand Note ø: 0.07%
Utah Board of Regents of Student Loan Revenue Bonds Senior Series 2014A (Education Revenue, Royal Bank of Canada LOC)	0.11%	2-1-2049	$24,414,000	$24,414,000

Washington : 0.07%

Other Municipal Debt : 0.03%
Port of Seattle WA Series D1 (Airport Revenue)	0.17	5-1-2014	11,000,000	11,000,000

Variable Rate Demand Notes ø: 0.04%
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144A	0.28	2-1-2040	8,000,000	8,000,000
Washington Housing Finance Commission Regency Park Apartments Project Series A (Housing Revenue, FHLMC LIQ)	0.15	6-1-2027	7,805,000	7,805,000

				15,805,000

West Virginia : 0.02%

Variable Rate Demand Note ø: 0.02%
West Virginia EDA Morgantown Energy (Industrial Development Revenue, Union Bank NA LOC)	0.12	4-1-2027	7,290,000	7,290,000

Total Municipal Obligations (Cost $1,550,237,173)				1,550,237,173

Other Instruments : 4.54%
Credit Agricole Corporate and Investment Bank and Mizuho Corporate Bank, Pooled Bank Deposit Product	0.19	5-1-2014	360,000,000	360,000,000
DBS Bank Limited Pooled Bank Deposit Product	0.15	5-1-2014	705,000,000	705,000,000
Oakland-Alameda County Series A1 Municipal Commercial Paper	0.20	5-28-2014	16,155,000	16,155,000
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.15	5-1-2014	19,340,000	19,340,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.15	5-1-2014	530,000,000	530,000,000

Total Other Instruments (Cost $1,630,495,000)				1,630,495,000

Other Notes : 0.86%

Corporate Bonds and Notes : 0.86%
Bank of Nova Scotia ±	0.25	12-17-2014	125,000,000	125,000,000
Barclays Bank plc	0.27	7-10-2014	10,625,000	10,725,514
Hartford Healthcare Corporation ±	0.14	6-10-2014	25,000,000	25,000,000
Keep Memory Alive ±	0.12	6-12-2014	22,220,000	22,220,000
Nederlandse Waterschapsbank NV 144A±	0.25	10-27-2014	108,255,000	108,271,827
Smithsonian Institution ±	0.10	6-30-2014	19,500,000	19,500,000

				310,717,341

Total Other Notes (Cost $310,717,341)				310,717,341

Repurchase Agreements ^^: 4.50%
Citigroup Global Markets, dated 4-30-2014, maturity value $102,000,198 (1)	0.07	5-1-2014	102,000,000	102,000,000
Credit Agricole, dated 4-30-2014, maturity value $332,000,553 (2)	0.06	5-1-2014	332,000,000	332,000,000
Deutsche Bank Securities AG, dated 4-30-2014, maturity value $50,000,083 (3)	0.06	5-1-2014	50,000,000	50,000,000
Goldman Sachs & Company, dated 4-23-2014, maturity value $558,108,810 (4) ±§(i)¢	0.18	6-1-2014	558,000,000	558,000,000
JPMorgan Securities, dated 4-22-2014, maturity value $521,168,023 (5) ±§(i)¢	0.27	6-4-2014	521,000,000	521,000,000

10

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
JPMorgan Securities, dated 4-23-2014, maturity value $55,001,956 (6) ±§¢		0.16%	5-1-2014	$55,000,000	$55,000,000

Total Repurchase Agreements (Cost $1,618,000,000)					1,618,000,000

Treasury Debt : 1.92%
U.S. Treasury Note		0.13	6-30-2014	48,000,000	48,009,375
U.S. Treasury Note		0.13	6-15-2014	44,000,000	44,033,476
U.S. Treasury Note		0.15	6-30-2014	53,000,000	53,216,969
U.S. Treasury Note		0.16	8-31-2014	126,000,000	126,924,956
U.S. Treasury Note		0.19	5-15-2014	19,000,000	19,005,966
U.S. Treasury Note		0.19	5-15-2014	399,000,000	399,702,239

Total Treasury Debt (Cost $690,892,981)					690,892,981

Total investments in securities (Cost $36,311,186,558)*	101.09%				36,311,186,558
Other assets and liabilities, net	(1.09)				(391,702,030)

Total net assets	100.00%				$35,919,484,528

±	Variable rate investment. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
(z)	Zero coupon security. Rate represents current yield to maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
§	Security is subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
^^	Collateralized by:
(1)	U.S. government securities, 0.00% to 6.50%, 5-29-14 to 6-15-48, fair value including accrued interest is $104,249,710.
(2)	U.S. government securities, 1.27% to 6.94%, 12-1-16 to 11-1-50, fair value including accrued interest is $341,960,000.
(3)	U.S. government securities, 2.03% to 5.50%, 2-20-27 to 1-15-55, fair value including accrued interest is $51,499,359.
(4)	Commercial papers, 0.00% to 0.25%, 5-1-14 to 3-13-15, fair value including accrued interest is $569,160,000.
(5)	Commercial papers, 0.00% to 0.24%, 5-7-14 to 4-9-15, fair value including accrued interest is $531,420,871.
(6)	Commercial papers, 0.00%, 8-22-14 to 8-28-14, fair value is $56,102,358.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

11

Wells Fargo Advantage Heritage Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit : 30.48%
Abbey National Treasury Services plc	0.10%	5-1-2014	$30,000,000	$30,000,000
Abbey National Treasury Services plc ±	0.30	3-4-2015	15,000,000	15,000,000
ABN AMRO Funding LLC	0.15	5-2-2014	31,000,000	31,000,000
Australia & New Zealand Banking Group	0.07	5-1-2014	13,000,000	13,000,000
Banco del Estado de Chile	0.17	5-8-2014	8,000,000	8,000,000
Banco del Estado de Chile ±	0.29	12-10-2014	14,000,000	14,000,000
Bank of Montreal	0.17	5-7-2014	17,000,000	17,000,000
Bank of Montreal	0.17	6-5-2014	10,000,000	10,000,000
Bank of Montreal	0.17	6-6-2014	15,000,000	15,000,000
Bank of Montreal	0.17	6-10-2014	20,000,000	20,000,000
Bank of Montreal	0.17	7-2-2014	15,000,000	15,000,000
Bank of Montreal	0.18	6-16-2014	15,000,000	15,000,000
Bank of Nova Scotia	0.19	5-6-2014	15,000,000	15,000,000
Bank of Nova Scotia ±	0.25	3-4-2015	15,000,000	15,000,000
Bank of Nova Scotia	0.25	2-19-2015	5,000,000	5,007,219
Bank of Tokyo	0.02	5-1-2014	7,000,000	7,000,000
Bank of Tokyo	0.02	5-2-2014	16,000,000	16,000,000
Bank of Tokyo-Mitsubishi LLC	0.17	5-14-2014	2,000,000	2,000,058
BNP Paribas SA	0.25	6-2-2014	13,000,000	13,000,000
China Construction Bank Corporation	0.25	5-1-2014	25,000,000	25,000,000
China Construction Bank Corporation ±	0.40	3-25-2015	26,000,000	26,000,000
Cooperatieve Centrale ±	0.23	8-26-2014	3,000,000	3,000,332
Cooperatieve Centrale ±	0.28	4-13-2015	14,000,000	14,000,000
Cooperatieve Centrale ±	0.29	2-27-2015	15,000,000	15,000,000
Credit Agricole Corporate and Investment Banking	0.09	5-1-2014	23,000,000	23,000,000
Credit Agricole Corporate and Investment Banking	0.24	5-16-2014	11,000,000	11,001,465
Credit Agricole Corporate and Investment Banking	0.25	5-19-2014	5,000,000	5,000,772
Credit Industriel & Commercial (New York)	0.10	5-1-2014	29,000,000	29,000,000
Credit Industriel & Commercial (New York)	0.12	5-1-2014	30,000,000	30,000,000
DG Bank (New York)	0.16	6-9-2014	15,000,000	15,000,000
DG Bank (New York)	0.17	5-6-2014	12,000,000	12,000,000
DG Bank (New York)	0.17	5-6-2014	11,000,000	11,000,000
DNB Nor Bank ASA	0.08	5-1-2014	23,000,000	23,000,000
JPMorgan Chase Bank NA ±	0.23	6-11-2014	8,000,000	8,000,041
Mitsubishi UFJ Trust & Banking Corporation	0.20	5-15-2014	6,000,000	6,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	5-15-2014	10,000,000	10,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	7-2-2014	10,000,000	10,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	7-29-2014	10,000,000	10,000,000
Mizuho Bank Limited	0.15	5-8-2014	10,000,000	10,000,000
Mizuho Bank Limited	0.15	5-9-2014	5,000,000	5,000,000
Mizuho Bank Limited	0.15	5-23-2014	20,000,000	20,000,000
National Bank of Kuwait	0.13	5-1-2014	14,000,000	14,000,000
Nordea Bank plc	0.18	6-26-2014	21,000,000	20,999,837
Norinchukin Bank	0.21	5-2-2014	12,000,000	12,000,000
Norinchukin Bank	0.21	5-13-2014	4,000,000	4,000,000
Norinchukin Bank	0.21	5-13-2014	20,000,000	20,000,000
Norinchukin Bank	0.21	5-22-2014	6,000,000	6,000,000
Norinchukin Bank	0.21	6-6-2014	15,000,000	15,000,000
Norinchukin Bank	0.21	7-2-2014	18,000,000	18,000,000
Norinchukin Bank	0.21	7-7-2014	10,000,000	10,000,000
Royal Bank of Canada ±	0.25	10-17-2014	18,000,000	18,000,000
Royal Bank of Canada ±	0.26	6-24-2014	10,000,000	10,000,000
Skandinaviska Enskilda Banken AG	0.19	6-27-2014	6,000,000	6,000,095
Skandinaviska Enskilda Banken AG	0.20	7-7-2014	8,000,000	8,000,000
Skandinaviska Enskilda Banken AG	0.25	8-27-2014	15,000,000	15,000,000
Societe Generale	0.10	5-1-2014	18,000,000	18,000,000
Societe Generale ±	0.27	10-31-2014	15,000,000	15,000,000
Societe Generale ±	0.35	5-14-2014	12,500,000	12,500,000
Societe Generale ±	0.36	9-12-2014	13,000,000	13,000,000
Standard Chartered Bank	0.17	6-2-2014	10,000,000	10,000,000
Standard Chartered Bank	0.22	5-28-2014	15,000,000	15,000,000
Standard Chartered Bank	0.23	6-3-2014	10,000,000	10,000,000
Standard Chartered Bank	0.23	6-10-2014	8,000,000	8,000,000
Standard Chartered Bank	0.23	6-18-2014	8,000,000	8,000,000
State Street Bank & Trust Company	0.17	7-9-2014	10,000,000	10,000,000

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
State Street Bank & Trust Company	0.17%	7-11-2014	$8,000,000	$8,000,000
Sumitomo Mitsui Banking Corporation	0.21	5-7-2014	15,000,000	15,000,000
Sumitomo Mitsui Banking Corporation	0.21	5-23-2014	9,000,000	9,000,000
Sumitomo Mitsui Banking Corporation	0.21	6-12-2014	6,000,000	6,000,000
Sumitomo Mitsui Banking Corporation ±	0.21	6-19-2014	15,000,000	15,000,000
Swedbank	0.08	5-1-2014	21,000,000	21,000,000
Swedbank ±	0.26	8-15-2014	25,000,000	25,000,000
Toronto-Dominion Bank ±	0.21	11-18-2014	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.21	12-19-2014	5,000,000	5,000,000
Toronto-Dominion Bank ±	0.23	4-15-2015	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.24	2-6-2015	23,000,000	23,000,000
Westpac Banking Corporation ±	0.27	2-18-2015	15,000,000	15,000,000

Total Certificates of Deposit (Cost $1,055,509,819)				1,055,509,819

Commercial Paper : 47.61%

Asset-Backed Commercial Paper : 24.54%
Anglesea Funding LLC ±144A	0.30	6-18-2014	5,000,000	5,000,000
Anglesea Funding LLC ±144A	0.30	8-14-2014	5,000,000	5,000,000
Antalis US Funding Corporation 144A(z)	0.18	5-9-2014	3,000,000	2,999,880
Antalis US Funding Corporation 144A(z)	0.26	6-10-2014	5,000,000	4,998,556
Antalis US Funding Corporation 144A(z)	0.26	7-8-2014	2,000,000	1,999,018
Antalis US Funding Corporation 144A(z)	0.26	7-9-2014	7,000,000	6,996,512
Antalis US Funding Corporation 144A(z)	0.26	7-11-2014	11,000,000	10,994,359
Antalis US Funding Corporation 144A(z)	0.26	7-16-2014	1,000,000	999,451
Atlantic Asset Securitization LLC 144A(z)	0.17	5-8-2014	2,000,000	1,999,934
Bedford Row Funding Corporation ±144A	0.25	1-9-2015	7,000,000	7,000,000
Bedford Row Funding Corporation ±144A	0.25	4-24-2015	9,000,000	8,999,259
Bennington Stark Capital Company LLC ±144A	0.38	11-3-2014	10,000,000	9,999,240
CDP Financial Incorporated 144A(z)	0.15	6-19-2014	11,000,000	10,997,754
Cedar Springs Capital Company 144A(z)	0.31	6-6-2014	2,000,000	1,999,380
Collateralized Commercial Paper Company LLC (z)	0.20	5-27-2014	15,000,000	14,997,833
Collateralized Commercial Paper Company LLC 144A(z)	0.41	2-27-2015	9,000,000	8,969,045
Concord Minutemen Capital Company 144A(z)	0.21	5-5-2014	17,000,000	16,999,604
Concord Minutemen Capital Company 144A(z)	0.21	5-7-2014	7,000,000	6,999,755
Concord Minutemen Capital Company 144A(z)	0.21	5-15-2014	4,000,000	3,999,673
Concord Minutemen Capital Company 144A(z)	0.21	5-20-2014	4,000,000	3,999,557
Concord Minutemen Capital Company 144A(z)	0.21	6-4-2014	3,000,000	2,999,405
Concord Minutemen Capital Company 144A(z)	0.21	6-11-2014	3,000,000	2,999,283
Concord Minutemen Capital Company 144A(z)	0.23	6-12-2014	10,000,000	9,997,317
Concord Minutemen Capital Company 144A(z)	0.23	7-15-2014	10,000,000	9,995,208
Crown Point Capital Company 144A(z)	0.21	5-5-2014	6,000,000	5,999,860
Crown Point Capital Company 144A(z)	0.21	5-7-2014	6,000,000	5,999,790
Crown Point Capital Company 144A(z)	0.21	5-9-2014	6,000,000	5,999,720
Crown Point Capital Company 144A(z)	0.21	5-12-2014	4,000,000	3,999,743
Crown Point Capital Company 144A(z)	0.21	5-13-2014	15,000,000	14,998,950
Crown Point Capital Company 144A(z)	0.21	5-14-2014	10,000,000	9,999,242
Crown Point Capital Company 144A(z)	0.21	5-20-2014	3,000,000	2,999,668
Crown Point Capital Company 144A(z)	0.21	6-3-2014	1,000,000	999,808
Crown Point Capital Company 144A(z)	0.21	6-11-2014	3,000,000	2,999,283
Crown Point Capital Company 144A(z)	0.23	6-12-2014	10,000,000	9,997,317
Crown Point Capital Company 144A(z)	0.23	7-15-2014	10,000,000	9,995,208
Gemini Securitization Corporation LLC 144A(z)	0.10	5-1-2014	2,000,000	2,000,000
Gotham Funding Corporation 144A(z)	0.16	5-2-2014	7,000,000	6,999,969
Gotham Funding Corporation 144A(z)	0.16	5-7-2014	7,000,000	6,999,813
Gotham Funding Corporation 144A(z)	0.16	5-8-2014	5,000,000	4,999,844
Gotham Funding Corporation 144A(z)	0.16	5-13-2014	5,000,000	4,999,733
Gotham Funding Corporation 144A(z)	0.16	5-15-2014	9,000,000	8,999,440
Gotham Funding Corporation 144A(z)	0.16	6-2-2014	6,000,000	5,999,147
Gotham Funding Corporation 144A(z)	0.16	6-3-2014	10,000,000	9,998,533
Gotham Funding Corporation 144A(z)	0.18	5-1-2014	7,000,000	7,000,000
Gotham Funding Corporation 144A(z)	0.18	5-12-2014	5,000,000	4,999,725
Gotham Funding Corporation 144A(z)	0.18	6-10-2014	15,000,000	14,997,000
Govco LLC 144A(z)	0.20	5-2-2014	10,000,000	9,999,946

2

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Hannover Funding Company LLC 144A(z)	0.22%	5-19-2014	$8,000,000	$7,999,120
Hannover Funding Company LLC 144A(z)	0.22	5-20-2014	6,000,000	5,999,303
Institutional Secured Funding LLC 144A(z)	0.28	5-8-2014	12,000,000	11,999,347
Kells Funding LLC ±144A	0.23	10-10-2014	8,000,000	8,000,000
Kells Funding LLC ±144A	0.23	10-20-2014	5,000,000	5,000,000
Kells Funding LLC ±144A	0.23	12-11-2014	7,000,000	7,000,000
Kells Funding LLC ±144A	0.23	12-12-2014	15,000,000	15,000,000
Kells Funding LLC ±144A	0.24	10-8-2014	4,000,000	3,999,822
Kells Funding LLC ±144A	0.25	10-28-2014	20,000,000	19,998,854
Lexington Parker Capital Company LLC 144A(z)	0.21	5-2-2014	15,000,000	14,999,913
Lexington Parker Capital Company LLC 144A(z)	0.21	5-7-2014	7,000,000	6,999,755
Lexington Parker Capital Company LLC 144A(z)	0.21	5-9-2014	5,000,000	4,999,767
Lexington Parker Capital Company LLC 144A(z)	0.21	5-12-2014	4,000,000	3,999,743
Lexington Parker Capital Company LLC 144A(z)	0.21	5-13-2014	5,000,000	4,999,650
Lexington Parker Capital Company LLC 144A(z)	0.21	5-14-2014	5,000,000	4,999,621
Lexington Parker Capital Company LLC 144A(z)	0.21	5-16-2014	10,000,000	9,999,125
Lexington Parker Capital Company LLC 144A(z)	0.23	7-22-2014	4,000,000	3,997,904
Liberty Street Funding LLC 144A(z)	0.15	5-9-2014	3,000,000	2,999,900
Liberty Street Funding LLC 144A(z)	0.15	6-3-2014	7,000,000	6,999,038
Liberty Street Funding LLC 144A(z)	0.17	5-1-2014	13,000,000	13,000,000
Liberty Street Funding LLC 144A(z)	0.19	5-14-2014	7,000,000	6,999,520
Liberty Street Funding LLC 144A(z)	0.19	5-21-2014	2,000,000	1,999,789
Liberty Street Funding LLC 144A(z)	0.19	5-22-2014	4,000,000	3,999,557
Liberty Street Funding LLC 144A(z)	0.19	5-27-2014	6,000,000	5,999,177
Liberty Street Funding LLC 144A(z)	0.19	6-11-2014	10,000,000	9,997,836
Liberty Street Funding LLC 144A(z)	0.19	7-10-2014	2,000,000	1,999,261
LMA Americas LLC 144A(z)	0.10	5-2-2014	2,300,000	2,299,994
LMA Americas LLC 144A(z)	0.26	7-1-2014	5,000,000	4,997,797
LMA Americas LLC 144A(z)	0.26	7-7-2014	9,000,000	8,995,645
LMA Americas LLC 144A(z)	0.26	7-8-2014	3,000,000	2,998,527
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-13-2014	10,000,000	9,999,367
Manhattan Asset Funding Company LLC 144A(z)	0.18	5-2-2014	8,000,000	7,999,960
Manhattan Asset Funding Company LLC 144A(z)	0.18	5-19-2014	6,000,000	5,999,455
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-5-2014	2,000,000	1,999,958
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-6-2014	2,000,000	1,999,947
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-7-2014	5,000,000	4,999,842
Manhattan Asset Funding Company LLC 144A(z)	0.19	6-6-2014	2,000,000	1,999,620
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-8-2014	3,000,000	2,999,889
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-9-2014	3,000,000	2,999,873
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-12-2014	5,000,000	4,999,710
Manhattan Asset Funding Company LLC 144A(z)	0.19	5-27-2014	2,000,000	1,999,726
Manhattan Asset Funding Company LLC 144A(z)	0.19	6-5-2014	1,000,000	999,815
Manhattan Asset Funding Company LLC 144A(z)	0.19	6-10-2014	1,000,000	999,789
Matchpoint Master Trust 144A(z)	0.23	5-19-2014	5,000,000	4,999,425
Mountcliff Funding LLC 144A(z)	0.15	5-6-2014	10,000,000	9,999,792
Mountcliff Funding LLC ±144A	0.35	6-27-2014	12,000,000	11,999,549
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	5-14-2014	7,000,000	6,999,494
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	6-4-2014	5,000,000	4,999,056
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	7-9-2014	7,000,000	6,997,317
Northern Pines Funding LLC 144A(z)	0.23	5-29-2014	15,000,000	14,997,317
Northern Pines Funding LLC 144A(z)	0.23	6-26-2014	6,000,000	5,997,853
Old Line Funding LLC 144A(z)	0.23	9-9-2014	4,000,000	3,996,652
Regency Markets No.1 LLC 144A(z)	0.14	5-15-2014	5,000,000	4,999,728
Regency Markets No.1 LLC 144A(z)	0.14	5-20-2014	47,000,000	46,996,527
Rhein-Main Securitization Limited 144A(z)	0.22	5-15-2014	5,000,000	4,999,572
Rhein-Main Securitization Limited 144A(z)	0.22	5-29-2014	15,000,000	14,997,433
Ridgefield Funding Company LLC 144A(z)	0.21	6-11-2014	5,000,000	4,998,804
Ridgefield Funding Company LLC 144A(z)	0.26	5-8-2014	10,000,000	9,999,494
Salisbury Receivables Company LLC 144A(z)	0.21	6-9-2014	5,000,000	4,998,863
Scaldis Capital LLC 144A(z)	0.20	5-12-2014	8,000,000	7,999,511
Sydney Capital Corporation 144A(z)	0.15	5-27-2014	8,000,000	7,999,133
Sydney Capital Corporation 144A(z)	0.21	6-12-2014	2,000,000	1,999,510
Thunder Bay Funding LLC 144A(z)	0.23	9-3-2014	8,000,000	7,993,611
Victory Receivables 144A(z)	0.16	5-6-2014	12,689,000	12,688,718
Victory Receivables 144A(z)	0.16	5-8-2014	5,000,000	4,999,844

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Victory Receivables 144A(z)	0.16%	5-22-2014	$4,000,000	$3,999,627
Victory Receivables 144A(z)	0.16	5-23-2014	7,000,000	6,999,316
Victory Receivables 144A(z)	0.16	5-27-2014	7,000,000	6,999,191
Victory Receivables 144A(z)	0.16	6-3-2014	8,000,000	7,998,827
Victory Receivables 144A(z)	0.18	5-1-2014	10,000,000	10,000,000
Victory Receivables 144A(z)	0.18	5-9-2014	5,000,000	4,999,800
Victory Receivables 144A(z)	0.18	5-13-2014	10,000,000	9,999,400
White Point Funding Incorporated 144A(z)	0.29	6-2-2014	3,000,000	2,999,227
Working Capital Management Company 144A(z)	0.18	5-23-2014	2,000,000	1,999,780

				849,849,049

Financial Company Commercial Paper : 17.06%
ANZ New Zealand International Limited ±144A	0.23	9-16-2014	14,000,000	14,000,360
Australia & New Zealand Banking Group ±144A	0.17	5-27-2014	10,000,000	9,999,864
Australia & New Zealand Banking Group ±144A	0.24	11-18-2014	4,000,000	4,000,000
Banco de Credito e Inversiones 144A(z)	0.42	7-29-2014	13,000,000	12,986,502
Banco del Estado de Chile 144A(z)	0.30	5-6-2014	4,000,000	3,999,833
Banco Santander Chile 144A(z)	0.34	5-8-2014	2,000,000	1,999,868
Banco Santander Chile 144A(z)	0.34	5-13-2014	2,000,000	1,999,773
Banco Santander Chile 144A(z)	0.34	5-15-2014	1,000,000	999,868
Banco Santander Chile 144A(z)	0.34	5-19-2014	4,000,000	3,999,320
Banco Santander Chile 144A(z)	0.34	5-29-2014	1,000,000	999,736
Bank of Nova Scotia (z)	0.20	6-25-2014	15,000,000	14,995,417
BPCE 144A(z)	0.25	5-6-2014	6,000,000	5,999,792
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	6-12-2014	10,000,000	9,997,900
Caisse Centrale Desjardins du Quebec ±144A	0.25	10-23-2014	14,000,000	14,000,063
CDP Financial Incorporated 144A(z)	0.15	6-3-2014	3,000,000	2,999,588
CDP Financial Incorporated 144A(z)	0.15	6-10-2014	4,000,000	3,999,333
CDP Financial Incorporated 144A(z)	0.15	6-17-2014	4,000,000	3,999,217
CPPIB Capital Incorporated 144A(z)	0.14	5-28-2014	6,000,000	5,999,370
CPPIB Capital Incorporated 144A(z)	0.14	6-3-2014	20,000,000	19,997,433
Dexia Credit Local SA (z)	0.25	7-9-2014	13,000,000	12,993,771
Fortis Funding LLC 144A(z)	0.10	5-5-2014	25,000,000	24,999,722
HSBC Bank plc ±144A	0.24	10-2-2014	10,000,000	10,000,000
JPMorgan Securities Incorporated ±144A	0.34	9-10-2014	15,000,000	15,000,000
Macquarie Bank Limited 144A(z)	0.19	6-10-2014	10,000,000	9,997,889
Macquarie Bank Limited 144A(z)	0.20	6-11-2014	15,000,000	14,996,583
Macquarie Bank Limited 144A(z)	0.23	6-13-2014	5,000,000	4,998,656
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	5-5-2014	4,000,000	3,999,924
Natexis Banques Populaire (z)	0.17	5-1-2014	4,000,000	4,000,000
Natexis Banques Populaire (z)	0.25	5-2-2014	10,000,000	9,999,931
Natexis Banques Populaire (z)	0.25	5-5-2014	5,000,000	4,999,861
National Australia Funding Incorporated ±144A	0.22	3-10-2015	15,000,000	15,000,000
Nationwide Building Society 144A(z)	0.22	6-9-2014	10,000,000	9,997,617
Nederlandse Waterschapsbank NV ±144A	0.19	6-23-2014	10,000,000	10,000,063
Nederlandse Waterschapsbank NV ±144A	0.23	12-23-2014	14,000,000	14,001,507
Nederlandse Waterschapsbank NV ±144A	0.23	10-29-2014	15,000,000	15,000,000
Nordea Bank AB 144A(z)	0.22	8-26-2014	2,000,000	1,998,570
NRW Bank 144A(z)	0.13	5-2-2014	11,000,000	10,999,960
NRW Bank 144A(z)	0.13	5-6-2014	30,000,000	29,999,458
NRW Bank 144A(z)	0.13	5-8-2014	13,000,000	12,999,671
Oversea-Chinese Banking Corporation Limited (z)	0.20	7-8-2014	4,000,000	3,998,489
PSP Capital Incorporated 144A(z)	0.20	6-17-2014	3,000,000	2,999,217
Shagang South Asia (z)	0.35	5-1-2014	2,000,000	2,000,000
Shagang South Asia (z)	0.35	5-12-2014	3,000,000	2,999,679
Skandinaviska Enskilda Banken AG 144A(z)	0.16	6-13-2014	3,000,000	2,999,427
Standard Chartered Bank 144A(z)	0.23	7-21-2014	9,000,000	8,995,343
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	6-2-2014	15,000,000	14,997,200
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	6-3-2014	15,000,000	14,997,113
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	7-2-2014	13,000,000	12,995,298
Sumitomo Trust & Banking Corporation 144A(z)	0.14	5-1-2014	16,000,000	16,000,000
Sumitomo Trust & Banking Corporation 144A(z)	0.14	5-2-2014	19,000,000	18,999,926
Sumitomo Trust & Banking Corporation 144A(z)	0.14	5-23-2014	25,000,000	24,997,861
Suncorp Group Limited 144A(z)	0.26	6-18-2014	10,000,000	9,996,533

4

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Suncorp Group Limited 144A(z)	0.26%	7-15-2014	$3,000,000	$2,998,375
Suncorp Group Limited 144A(z)	0.27	6-5-2014	7,000,000	6,998,163
Suncorp Group Limited 144A(z)	0.28	5-13-2014	3,000,000	2,999,720
United Overseas Bank Limited 144A(z)	0.16	5-27-2014	10,000,000	9,998,844
United Overseas Bank Limited 144A(z)	0.19	7-7-2014	6,000,000	5,997,878
United Overseas Bank Limited 144A(z)	0.20	5-20-2014	4,000,000	3,999,578
United Overseas Bank Limited 144A(z)	0.24	7-9-2014	5,000,000	4,997,700
United Overseas Bank Limited 144A(z)	0.24	7-10-2014	8,000,000	7,996,267
Westpac Banking Corporation ±144A	0.23	8-1-2014	20,000,000	20,000,473
Westpac Securities NZ Limited ±144A	0.23	8-20-2014	6,000,000	6,000,000
Westpac Securities NZ Limited ±144A	0.24	9-4-2014	9,000,000	9,000,000

				590,919,504

Other Commercial Paper : 6.01%
Caisse Des Depots et Consignations 144A(z)	0.17	5-12-2014	5,000,000	4,999,740
Caisse Des Depots et Consignations 144A(z)	0.17	6-5-2014	20,000,000	19,996,694
Caisse Des Depots et Consignations 144A(z)	0.17	6-13-2014	25,000,000	24,994,924
China International Marine Containers Company Limited (z)	0.35	5-13-2014	15,000,000	14,998,250
China International Marine Containers Company Limited (z)	0.35	5-14-2014	5,000,000	4,999,368
China Shipping Container Lines Company Limited (z)	0.35	5-1-2014	10,000,000	10,000,000
China Shipping Container Lines Company Limited (z)	0.35	5-13-2014	5,000,000	4,999,417
CNPC Finance 144A(z)	0.36	5-5-2014	3,000,000	2,999,880
CNPC Finance 144A(z)	0.37	5-12-2014	10,000,000	9,998,869
CNPC Finance 144A(z)	0.38	5-6-2014	6,000,000	5,999,684
CNPC Finance 144A(z)	0.38	5-9-2014	2,000,000	1,999,831
CNPC Finance 144A(z)	0.38	5-21-2014	10,000,000	9,997,889
CNPC Finance 144A(z)	0.38	5-29-2014	4,000,000	3,998,818
COFCO Capital Corporation (z)	0.16	5-13-2014	3,000,000	2,999,840
COFCO Capital Corporation (z)	0.16	5-20-2014	5,000,000	4,999,578
Erste Abwicklungsanstalt 144A(z)	0.17	6-17-2014	10,000,000	9,997,781
Sinochem Company Limited (z)	0.15	5-14-2014	10,000,000	9,999,458
Sinochem Company Limited (z)	0.15	5-21-2014	10,000,000	9,999,167
Toyota Credit de Puerto Rico (z)	0.19	6-4-2014	5,000,000	4,999,103
Toyota Motor Credit Corporation ±	0.19	6-9-2014	15,000,000	15,000,000
Toyota Motor Credit Corporation ±	0.20	9-10-2014	30,000,000	30,000,000

				207,978,291

Total Commercial Paper (Cost $1,648,746,844)				1,648,746,844

Government Agency Debt : 0.32%
Overseas Private Investment Corporation ±(i)§	0.12	7-9-2026	11,000,000	11,000,000

Total Government Agency Debt (Cost $11,000,000)				11,000,000

Municipal Obligations : 7.42%

Alabama : 0.29%

Variable Rate Demand Note ø: 0.29%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.14	11-15-2046	10,000,000	10,000,000

California : 0.91%

Other Municipal Debt : 0.46%
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	5-20-2014	2,000,000	2,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.18	5-1-2014	2,000,000	2,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.18	5-1-2014	2,000,000	2,000,000

5

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
San Francisco CA City & County Public Utilities Commission Water Revenue Series 788 (Miscellaneous Revenue)	0.15%	5-12-2014	$3,000,000	$3,000,000
San Francisco CA Public Utilities Commission Series A1T (Utilities Revenue)	0.18	5-15-2014	4,000,000	4,000,000
San Jose CA International Airport Commission Series C-3 (Airport Revenue)	0.28	6-11-2014	3,000,000	3,000,000

				16,000,000

Variable Rate Demand Notes ø: 0.45%
California Agency Enhanced Affordable Housing Class A PFOTER Series MT-846 (Housing Revenue, Bank of America NA LIQ) 144A	0.62	3-31-2016	13,800,000	13,800,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.13	12-1-2033	1,805,000	1,805,000

				15,605,000

Colorado : 0.72%

Variable Rate Demand Notes ø: 0.72%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.10	5-1-2050	15,060,000	15,060,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.15	8-29-2014	10,000,000	10,000,000

				25,060,000

Connecticut : 0.15%

Variable Rate Demand Note ø: 0.15%
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.23	2-1-2026	5,000,000	5,000,000

Georgia : 0.35%

Other Municipal Debt : 0.20%
Georgia Municipal Electric Authority Series 85-A (Utilities Revenue)	0.15	5-1-2014	7,000,000	7,000,000

Variable Rate Demand Note ø: 0.15%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.40	10-1-2039	5,130,000	5,130,000

Illinois : 0.32%

Variable Rate Demand Notes ø: 0.32%
Cook County IL Various Projects Series D (Tax Revenue, Barclays Bank plc SPA)	0.12	11-1-2030	2,000,000	2,000,000
Puttable Floating Option Taxable Notes Series TNP-1008 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.35	12-1-2038	9,180,000	9,180,000

				11,180,000

Iowa : 0.39%

Variable Rate Demand Note ø: 0.39%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.14	6-1-2039	13,610,000	13,610,000

Maryland : 0.18%

Variable Rate Demand Notes ø: 0.18%
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA)	0.16	9-1-2040	4,000,000	4,000,000

6

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.16%	1-1-2029	$2,310,000	$2,310,000

				6,310,000

Michigan : 0.72%

Variable Rate Demand Notes ø: 0.72%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC) 144A	0.14	9-1-2033	3,000,000	3,000,000
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC) 144A	0.14	9-1-2032	10,000,000	10,000,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.46	10-1-2046	9,780,000	9,780,000
Wayne County MI IDA Rayonier Project Series 2000 (Industrial Development Revenue, Bank of America NA LOC)	0.14	5-1-2020	2,000,000	2,000,000

				24,780,000

Nevada : 0.28%

Variable Rate Demand Notes ø: 0.28%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.13	3-1-2038	6,000,000	6,000,000
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.15	10-1-2035	3,740,000	3,740,000

				9,740,000

New York : 0.64%

Variable Rate Demand Notes ø: 0.64%
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.21	10-1-2031	1,525,000	1,525,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	11-1-2039	9,960,000	9,960,000
Puttable Floating Option Taxable Notes Series TNP-1009 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.35	6-1-2014	7,500,000	7,500,000
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	7-27-2014	3,100,000	3,100,000

				22,085,000

North Carolina : 0.08%

Variable Rate Demand Note ø: 0.08%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.20	7-1-2027	2,880,000	2,880,000

Ohio : 0.63%

Variable Rate Demand Notes ø: 0.63%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.12	9-1-2039	6,249,000	6,249,000
Ohio HFA Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.14	9-1-2038	4,000,000	4,000,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA)	0.14	9-1-2038	11,405,000	11,405,000

				21,654,000

7

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Oregon : 0.15%

Variable Rate Demand Note ø: 0.15%
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40%	5-1-2035	$5,000,000	$5,000,000

South Carolina : 0.12%

Other Municipal Debt : 0.12%
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	6-2-2014	2,000,000	2,000,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	6-2-2014	2,000,000	2,000,000

				4,000,000

Tennessee : 0.14%

Other Municipal Debt : 0.08%
Baptist Memorial Health Care Corporation (Health Revenue)	0.16	5-8-2014	3,000,000	3,000,000

Variable Rate Demand Note ø: 0.06%
Nashville & Davidson Counties TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.15	12-1-2041	2,000,000	2,000,000

Texas : 0.71%

Variable Rate Demand Notes ø: 0.71%
Calhoun County TX Formosa Plastics Corporation Project Series B (Industrial Development Revenue, Sumitomo Mitsui Banking LOC) 144A	0.15	9-1-2041	4,000,000	4,000,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.15	4-1-2022	2,000,000	2,000,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.24	2-1-2035	13,000,000	13,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.42	12-15-2026	5,487,037	5,487,037

				24,487,037

Washington : 0.19%

Other Municipal Debt : 0.06%
Port of Seattle WA Series D1 (Airport Revenue)	0.17	5-1-2014	2,000,000	2,000,000

Variable Rate Demand Note ø: 0.13%
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	5-15-2035	4,650,000	4,650,000

West Virginia : 0.05%

Variable Rate Demand Note ø: 0.05%
West Virginia EDA Morgantown Energy (Industrial Development Revenue, Union Bank NA LOC)	0.12	4-1-2027	1,825,000	1,825,000

Wisconsin : 0.40%

Variable Rate Demand Note ø: 0.40%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC)	0.14	1-1-2042	13,765,000	13,765,000

Total Municipal Obligations (Cost $256,761,037)				256,761,037

Other Instruments : 4.60%
Credit Agricole Corporate and Investment Bank and Mizuho Corporate Bank, Pooled Bank Deposit Product	0.19	1-1-2050	33,000,000	33,000,000

8

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Other Instruments (continued)
DBS Bank Limited Pooled Bank Deposit Product		0.15%	5-1-2014	$60,000,000	$60,000,000
GBG LLC Custody Receipts 144Aø		0.10	9-1-2027	8,894,000	8,894,000
Oakland-Alameda County Series A2 Municipal Commercial Paper		0.15	5-1-2014	3,000,000	3,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product		0.15	5-1-2014	50,000,000	50,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 ±144A§		0.90	5-15-2051	4,360,000	4,360,000

Total Other Instruments (Cost $159,254,000)					159,254,000

Other Notes : 1.66%

Corporate Bonds and Notes : 1.66%
ACTS Retirement Life Communities Incorporated ±§		0.11	11-15-2029	2,615,000	2,615,000
Bank of Nova Scotia ±§		0.25	12-17-2014	15,000,000	15,000,000
Barclays Bank plc		0.27	7-10-2014	1,000,000	1,009,460
LTF Real Estate LLC ±144A§		0.22	6-1-2033	14,735,000	14,735,000
Nederlandse Waterschapsbank NV ±144A		0.25	10-27-2014	14,000,000	14,002,176
Providence Health & Services ±§		0.13	10-1-2042	5,950,000	5,950,000
Racetrac Capital LLC ±§		0.14	9-1-2020	4,250,000	4,250,000

Total Other Notes (Cost $57,561,636)					57,561,636

Repurchase Agreements ^^: 6.11%
Citigroup Global Markets, dated 4-30-2014, maturity value $16,000,031 (1)		0.07	5-1-2014	16,000,000	16,000,000
Credit Agricole, dated 4-30-2014, maturity value $60,732,767 (2)		0.06	5-1-2014	60,732,666	60,732,666
Goldman Sachs & Company, dated 4-1-2014, maturity value $56,017,360 (3) ±(i)§¢		0.18	6-2-2014	56,000,000	56,000,000
GX Clarke & Company, dated 4-30-2014, maturity value $12,000,060 (4)		0.18	5-1-2014	12,000,000	12,000,000
JPMorgan Securities, dated 4-1-2014, maturity value $62,029,760 (5) ±(i)§¢		0.27	6-4-2014	62,000,000	62,000,000
JPMorgan Securities, dated 4-30-2014, maturity value $5,000,222 (6)		0.16	5-1-2014	5,000,000	5,000,000

Total Repurchase Agreements (Cost $211,732,666)					211,732,666

Treasury Debt : 1.97%
U.S. Treasury Note		0.13	6-30-2014	4,000,000	4,000,781
U.S. Treasury Note		0.13	6-15-2014	5,000,000	5,003,805
U.S. Treasury Note		0.15	6-30-2014	5,000,000	5,020,469
U.S. Treasury Note		0.16	8-31-2014	12,000,000	12,088,091
U.S. Treasury Note		0.19	5-15-2014	2,000,000	2,000,628
U.S. Treasury Note		0.19	5-15-2014	40,000,000	40,070,400

Total Treasury Debt (Cost $68,184,174)					68,184,174

Total investments in securities (Cost $3,468,750,176)*	100.17%				3,468,750,176
Other assets and liabilities, net	(0.17)				(5,829,814)

Total net assets	100.00%				$3,462,920,362

±	Variable rate investment. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
(z)	Zero coupon security. Rate represents current yield to maturity.
(i)	Illiquid security
§	Security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

9

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund

^^	Collateralized by:

(1) U.S. government securities, 0.00% to 6.50%, 5-29-14 to 6-15-48, fair value including accrued interest is $16,352,896.

(2) U.S. government securities, 1.27% to 6.94%, 12-1-16 to 11-1-50, fair value including accrued interest is $62,554,646.

(3) Commercial papers, 0.00% to 0.25%, 5-1-14 to 3-13-15, fair value including accrued interest is $56,920,000.

(4) U.S. government securities, 0.00% to 11.25%, 5-15-14 to 2-15-44, fair value including accrued interest is $12,241,632.

(5) Commercial papers, 0.00% to 0.24%, 5-7-14 to 4-9-15, fair value including accrued interest is $63,240,104.

(6) Commercial papers, 0.00% , 8-22-14 to 8-28-14, fair value including accrued interest is $5,100,214.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

10

Wells Fargo Advantage Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments —April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 101.12%

Alabama : 0.44%

Variable Rate Demand Note ø: 0.44%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.27%	8-1-2041	$4,500,000	$4,500,000

Arizona : 1.07%

Other Municipal Debt : 0.71%
Arizona Unemployment Insurance Trust Fund TAN Series 2013-A (Tax Revenue)	0.18	5-7-2014	3,100,000	3,100,675
Arizona Unemployment Insurance Trust Fund TAN Series 2013-B (Tax Revenue)	0.19	5-21-2014	4,100,000	4,102,955

				7,203,630

Variable Rate Demand Note ø: 0.36%
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.24	8-1-2022	3,700,000	3,700,000

California : 7.13%

Other Municipal Debt : 2.34%
California RAN Series 2013A-1 (Miscellaneous Revenue)	0.20	5-28-2014	5,600,000	5,607,440
California RAN Series 2013A-2 (Miscellaneous Revenue)	0.23	6-23-2014	9,300,000	9,323,853
Los Angeles County CA School Pooled Financing Program Series 2013-14 (Miscellaneous Revenue)	0.14	12-31-2014	2,200,000	2,227,206
Santa Clara County CA TRAN (Miscellaneous Revenue)	0.18	6-30-2014	6,700,000	6,711,805

				23,870,304

Variable Rate Demand Notes ø: 4.79%
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC LIQ)	0.14	4-1-2037	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	7-15-2035	1,100,000	1,100,000
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.13	9-1-2033	7,300,000	7,300,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	3-15-2033	3,580,000	3,580,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.12	11-1-2040	9,000,000	9,000,000
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	12-15-2034	1,925,000	1,925,000
California HFFA Presbyterian Homes & Services Incorporated Series 2004 (Health Revenue, Union Bank NA LOC)	0.12	7-1-2034	5,000,000	5,000,000
Los Angeles CA Power System Sub Series A3 (Utilities Revenue)	0.11	7-1-2035	6,775,000	6,775,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	9-15-2024	3,550,000	3,550,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	5-15-2034	5,000,000	5,000,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	2-15-2033	2,000,000	2,000,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.13	11-1-2036	2,400,000	2,400,000

				48,930,000

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Colorado : 2.08%

Other Municipal Debt : 0.29%
Colorado Education Loan Program Series 2013-A (Tax Revenue)	0.08%	6-27-2014	$3,000,000	$3,005,454

Variable Rate Demand Notes ø: 1.79%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, KeyBank NA LOC)	0.24	10-1-2019	1,755,000	1,755,000
Colorado Agricultural Development Authority Hunter Ridge Dairy Project (Resource Recovery Revenue, CoBank LOC)	0.16	11-1-2042	4,750,000	4,750,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2008-D2 Morgan Stanley Series 2008-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.19	10-1-2037	1,500,000	1,500,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A Deutsche Bank Spears Lifers Trust Series DBE-1278 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	2-1-2041	2,500,000	2,500,000
Colorado Mid-Cities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.23	12-1-2020	2,000,000	2,000,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.27	11-15-2025	5,735,000	5,735,000

				18,240,000

Connecticut : 0.34%

Variable Rate Demand Note ø: 0.34%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013A Deutsche Bank Spears Lifers Trust Series DBE-1164 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.17	1-1-2038	3,510,000	3,510,000

Delaware : 0.55%

Variable Rate Demand Note ø: 0.55%
Delaware Housing Authority ROC RR-II-R-1165 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ) 144A	0.22	1-1-2016	5,575,000	5,575,000

District of Columbia : 0.46%

Other Municipal Debt : 0.46%
District of Columbia Fiscal Year 2014 TRAN (Miscellaneous Revenue)	0.16	9-30-2014	4,700,000	4,735,947

Florida : 6.27%

Other Municipal Debt : 0.91%
JEA Florida Electric System Series 2000A (Utilities Revenue)	0.09	5-1-2014	3,000,000	3,000,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.12	5-22-2014	3,600,000	3,600,000
JEA Florida Electric System Series 2000F-2 (Utilities Revenue)	0.09	6-4-2014	2,700,000	2,700,000

				9,300,000

Variable Rate Demand Notes ø: 5.36%
Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue, Royal Bank of Canada LIQ) 144A	0.15	7-25-2015	5,325,000	5,325,000
Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.11	8-22-2014	6,100,000	6,100,000
Miami-Dade County FL Aviation Revenue Series A (Airport Revenue, Citibank NA SPA) 144A	0.15	10-1-2037	11,500,000	11,500,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.17	7-1-2025	3,740,000	3,740,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (Industrial Development Revenue, Royal Bank of Canada LOC)	0.15	3-1-2024	11,000,000	11,000,000
Tampa FL Baycare Health System Series 2012B (Health Revenue) (i)	0.22	11-15-2033	1,000,000	1,000,000

2

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.25%	10-1-2038	$16,000,000	$16,000,000

				54,665,000

Georgia : 2.61%

Other Municipal Debt : 0.22%
Metropolitan Atlanta GA Rapid Transit Authority 3rd Indenture Series 2012-D-2 (Transportation Revenue)	0.09	7-8-2014	2,200,000	2,200,000

Variable Rate Demand Notes ø: 2.39%
Atkinson & Coffee Counties GA Joint Development Authority Solid Waste Langboard Incorporated Project Series 2008 (Resource Recovery Revenue, CoBank LOC)	0.16	11-1-2033	16,800,000	16,800,000
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.13	4-1-2023	3,000,000	3,000,000
Metropolitan Atlanta GA Rapid Transit Authority Trust Class A (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.15	7-1-2020	4,600,000	4,600,000

				24,400,000

Illinois : 7.94%

Other Municipal Debt : 0.45%
Illinois Finance Authority Loyola University of Chicago Financing Program (Miscellaneous Revenue, PNC Bank NA LOC)	0.09	6-17-2014	4,600,000	4,600,000

Variable Rate Demand Notes ø: 7.49%
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.50	11-1-2023	1,500,000	1,500,000
Chicago IL Board of Education Unlimited Tax Series 2011-A Deutsche Bank Spears Lifers Trust Series DBE-1210 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.17	12-1-2039	5,000,000	5,000,000
Chicago IL Enterprise Center Project Series IX (Industrial Development Revenue, Bank of America NA LOC)	0.26	6-1-2022	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (Industrial Development Revenue, Bank of America NA LOC)	0.26	6-1-2022	4,300,000	4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.15	1-1-2035	14,215,000	14,215,000
Chicago IL Sub Series 04-3 (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.14	11-1-2031	585,000	585,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.31	11-1-2030	10,400,000	10,400,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.31	11-1-2030	6,550,000	6,550,000
Cook County IL Series 2000-B (GO, Bank of New York Mellon SPA)	0.11	11-1-2031	4,175,000	4,175,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.24	4-1-2051	5,000,000	5,000,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, FHLB LOC)	0.17	1-1-2027	3,000,000	3,000,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, Bank of America NA SPA)	0.15	1-1-2031	10,000,000	10,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3721 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.22	2-1-2033	5,495,000	5,495,000
Southwestern Illinois IDA Mattingly Lumber Project Series 2005-A (Industrial Development Revenue, First Bank LOC)	0.23	12-1-2035	3,080,000	3,080,000

				76,446,000

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Indiana : 2.98%

Other Municipal Debt : 0.28%
Indiana Bond Bank Revenue Advance Funding Program Series 2014-A (Miscellaneous Revenue)	0.25%	1-6-2015	$2,800,000	$2,819,111

Variable Rate Demand Notes ø: 2.70%
Gary IN Grant Street Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.20	7-1-2034	5,555,000	5,555,000
Indiana Development Finance Authority Educational Facilities Industry Museum of Art (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.13	2-1-2039	10,000,000	10,000,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.14	5-1-2016	2,850,000	2,850,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.32	12-1-2016	550,000	550,000
Spencer County IN American Iron Oxide Company Project (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.33	9-1-2018	8,600,000	8,600,000

				27,555,000

Iowa : 0.65%

Variable Rate Demand Notes ø: 0.65%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.14	6-1-2039	4,600,000	4,600,000
Iowa Finance Authority Solid Waste Disposal Revenue John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.19	11-1-2035	2,075,000	2,075,000

				6,675,000

Kansas : 0.18%

Variable Rate Demand Note ø: 0.18%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank LOC)	0.16	11-1-2020	1,860,000	1,860,000

Kentucky : 0.34%

Other Municipal Debt : 0.13%
Kentucky Rural Water Finance Corporation Public Project Construction Notes Series 2013-D-1 (Miscellaneous Revenue)	0.27	9-1-2014	1,300,000	1,303,137

Variable Rate Demand Note ø: 0.21%
Kentucky EDA Hospital Revenue Bonds Series 2011 Baptist Healthcare System Obligated Group Deutsche Bank Spears Lifers Trust Series DBE-1275 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	8-15-2042	2,200,000	2,200,000

Louisiana : 0.66%

Variable Rate Demand Note ø: 0.66%
Ascension Parish LA BASF Corporation Project (Industrial Development Revenue)	0.26	3-1-2025	6,700,000	6,700,000

Maryland : 0.39%

Variable Rate Demand Notes ø: 0.39%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue)	0.17	12-3-2035	940,000	940,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.17	7-1-2041	3,000,000	3,000,000

				3,940,000

4

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts : 1.40%

Other Municipal Debt : 1.28%
Massachusetts RAN Series 2013-C (Miscellaneous Revenue)	0.16%	6-26-2014	$13,000,000	$13,036,725

Variable Rate Demand Note ø: 0.12%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.25	6-1-2018	1,200,000	1,200,000

Michigan : 5.83%

Variable Rate Demand Notes ø: 5.83%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.08	6-1-2034	300,000	300,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC) 144A	0.14	9-1-2026	25,000,000	25,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.18	11-15-2049	2,300,000	2,300,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.18	11-15-2047	2,625,000	2,625,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.18	11-15-2049	1,800,000	1,800,000
Michigan Housing Development Authority AMT Series A (Housing Revenue, AGM Insured)	0.25	4-1-2042	27,500,000	27,500,000

				59,525,000

Minnesota : 0.99%

Other Municipal Debt : 0.11%
Minnesota Rural Water Finance Authority Public Project Construction Series 2013-B (Water & Sewer Revenue)	0.25	1-1-2015	1,100,000	1,105,511

Variable Rate Demand Notes ø: 0.88%
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	8-15-2038	750,000	750,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.10	5-1-2026	3,990,000	3,990,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, U.S. Bank NA LOC)	0.27	12-1-2048	300,000	300,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.27	2-1-2027	1,390,000	1,390,000
Plymouth MN At The Lake Apartments Project (Housing Revenue, FHLMC LIQ)	0.15	8-1-2034	1,900,000	1,900,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	6-1-2032	700,000	700,000

				9,030,000

Missouri : 1.27%

Other Municipal Debt : 0.19%
Saint Louis County MO Special Obligation Series 2013-1 (Miscellaneous Revenue)	0.20	8-1-2014	1,925,000	1,933,718

Variable Rate Demand Notes ø: 1.08%
Greene County MO Strasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.17	8-1-2038	2,160,000	2,160,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue, Credit Suisse LIQ) 144A	0.16	12-1-2036	7,835,000	7,835,000

5

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Missouri Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27%	3-1-2038	$1,019,500	$1,019,500

				11,014,500

Nebraska : 0.61%

Variable Rate Demand Note ø: 0.61%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.11	9-1-2031	6,190,000	6,190,000

Nevada : 0.56%

Variable Rate Demand Note ø: 0.56%
Clark County NV Deutsche Bank Spears Lifers Series DBE-643 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.17	7-1-2025	5,660,000	5,660,000

New Hampshire : 1.05%

Variable Rate Demand Notes ø: 1.05%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.05	6-1-2039	139	139
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.22	10-1-2017	4,940,000	4,940,000
New Hampshire HEFA Southern New Hampshire University (Education Revenue, TD Bank NA LOC)	0.11	1-1-2039	100,000	100,000
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA LIQ, Bank of America NA SPA) 144A	0.20	1-1-2037	5,700,000	5,700,000

				10,740,139

New Jersey : 1.03%

Variable Rate Demand Notes ø: 1.03%
New Jersey EDA Diocese of Metuchen Project 2005 (Education Revenue, Bank of America NA LOC)	0.13	9-1-2030	2,000,000	2,000,000
New Jersey EDA School Facilities Construction Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1151 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.17	9-1-2025	4,810,000	4,810,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Lifers Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.18	3-1-2029	1,320,000	1,320,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.17	1-1-2038	2,375,000	2,375,000

				10,505,000

New York : 5.74%

Other Municipal Debt : 1.68%
Metropolitan Transportation Authority New York BAN Series 2 Sub Series A (Transportation Revenue)	0.10	8-5-2014	2,800,000	2,800,000
New York Dormitory Authority Series 2009-D (Tax Revenue)	0.18	6-15-2014	2,500,000	2,514,877
New York Environmental Facilities Corporation Clean Water & Drinking Water New York City Municipal Water Finance Authority Projects 2nd Resolution Sub Series 2012-A (Water & Sewer Revenue)	0.10	6-15-2014	1,800,000	1,804,185
Smithtown NY Central School District TAN Series 2013-2014 (GO)	0.16	6-30-2014	10,000,000	10,022,047

				17,141,109

6

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 4.06%
Metropolitan Transportation Authority New York BAN Series 2013-A Merrill Lynch PFOTER Series MT-844 (Transportation Revenue, Bank of America NA LIQ) 144A	0.18%	4-19-2015	$4,800,000	$4,800,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.20	5-1-2038	6,810,000	6,810,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.19	10-1-2031	3,660,000	3,660,000
New York NY Housing Development Corporation Series F (Housing Revenue)	0.20	11-1-2047	1,900,000	1,900,000
New York NY Municipal Water Finance Authority Series AA-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.09	6-15-2050	4,600,000	4,600,000
New York NY Transitional Finance Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.10	5-1-2028	15,500,000	15,500,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006A (Health Revenue)	0.15	7-1-2031	575,000	575,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006B (Health Revenue)	0.15	7-1-2031	1,950,000	1,950,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006C (Health Revenue)	0.15	7-1-2017	1,595,000	1,595,000

				41,390,000

North Carolina : 0.69%

Variable Rate Demand Notes ø: 0.69%
North Carolina Educational Facilities Finance Agency Elon College Series 1998 (Education Revenue, TD Bank NA LOC)	0.09	1-1-2021	1,805,000	1,805,000
North Carolina Housing Finance Agency Home Ownership Series 3191 (Housing Revenue, Morgan Stanley Bank LIQ) 144A	0.20	7-1-2039	5,275,000	5,275,000

				7,080,000

North Dakota : 3.49%

Other Municipal Debt : 1.51%
Mercer County ND PCR Basin Electric Power Cooperative Antelope Valley Unit 1 and Common Facilities Series 2009 (Miscellaneous Revenue)	0.15	5-13-2014	12,900,000	12,900,000
North Dakota Water Finance Corporation Public Projects Construction Series B-2 (Miscellaneous Revenue)	0.28	6-1-2014	1,500,000	1,500,911
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Education Revenue)	1.00	5-1-2015	1,000,000	1,007,280

				15,408,191

Variable Rate Demand Notes ø: 1.98%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	0.34	12-1-2022	1,870,000	1,870,000
Trail County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank LOC)	0.18	9-1-2019	18,300,000	18,300,000

				20,170,000

Ohio : 3.18%

Other Municipal Debt : 0.15%
Ohio Common Schools Series 2009C (GO)	0.04	9-15-2014	1,525,000	1,553,151

Variable Rate Demand Notes ø: 3.03%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.15	1-1-2038	2,250,000	2,250,000

7

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Ohio Air Quality Development Authority (Resource Recovery Revenue)	0.15%	3-1-2032	$21,700,000	$21,700,000
Ohio HFA Series R-11575 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ)	0.27	3-1-2016	755,000	755,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.17	12-1-2043	2,000,000	2,000,000
Ohio Turnpike Commission Junior Lien Revenue Bond Series 2013A-2 Deutsche Bank Spears Lifers Trust Series DBE-1280 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.17	2-15-2043	4,200,000	4,200,000

				30,905,000

Other : 14.00%

Variable Rate Demand Notes ø: 14.00%
Branch Banking & Trust Series 2040 (Airport Revenue, FGIC Insured, Branch Banking & Trust LIQ)	0.16	10-1-2030	7,025,000	7,025,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.16	10-1-2015	7,095,000	7,095,000
Clipper Tax-Exempt Certified Trust Series 2004-05 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.12	5-1-2014	3,690,000	3,690,000
Clipper Tax-Exempt Certified Trust Series 2005-03 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.24	1-1-2036	2,850,000	2,850,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	6-1-2038	4,625,000	4,625,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	1-1-2036	2,600,000	2,600,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	10-1-2036	5,265,000	5,265,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	7-1-2037	3,060,000	3,060,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	9-1-2037	510,000	510,000
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.28	1-1-2038	7,725,000	7,725,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	7-1-2036	1,322,000	1,322,000
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.24	12-1-2036	2,835,000	2,835,000
Clipper Tax-Exempt Certified Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	1-1-2018	2,400,000	2,400,000
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue)	0.17	5-1-2017	8,974,000	8,974,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.16	1-15-2047	2,970,000	2,970,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.16	6-15-2036	16,815,000	16,815,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue, FHLMC LIQ) ±	0.18	8-15-2045	16,450,325	16,450,325
FHLMC Series M002 Class A (Housing Revenue, FHLMC LIQ) ±	0.18	1-15-2047	4,241,309	4,241,309
FHLMC Series M008 Class A (Housing Revenue, FHLMC LIQ) ±	0.18	2-15-2035	18,822,502	18,822,502
FHLMC Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.16	11-15-2036	23,657,000	23,657,000

				142,932,136

Pennsylvania : 2.71%

Variable Rate Demand Notes ø: 2.71%
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.26	9-1-2032	1,900,000	1,900,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.12	12-1-2041	100,000	100,000
Franconia Township PA IDA Ashers Chocolate Project Series A (Industrial Development Revenue, Commerce Bank NA LOC)	0.20	5-1-2017	345,000	345,000

8

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
JPMorgan Chase PUTTER/DRIVER Trust Series 4298Z (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.18%	4-1-2029	$2,325,000	$2,325,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.16	2-1-2018	3,000,000	3,000,000
Pennsylvania EDFA Fitzpatrick Container Company Project (Industrial Development Revenue, PNC Bank NA LOC)	0.17	12-1-2023	1,300,000	1,300,000
Pennsylvania EDFA Ganflec Corporation Project Series E (Industrial Development Revenue, PNC Bank NA LOC)	0.17	11-1-2019	1,700,000	1,700,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.17	12-1-2025	2,000,000	2,000,000
Pennsylvania EDFA Series J1 (Industrial Development Revenue, PNC Bank NA LOC)	0.44	5-1-2015	100,000	100,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.29	6-1-2028	4,700,000	4,700,000
Pennsylvania Turnpike Commission Series 2011-C-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.14	5-26-2014	10,000,000	10,000,000
Philadelphia PA IDA 1100 Walnut Street Project (Health Revenue, PNC Bank NA LOC)	0.15	12-1-2014	200,000	200,000

				27,670,000

Puerto Rico : 2.23%

Variable Rate Demand Notes ø: 2.23%
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1194 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	15,500,000	15,500,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1195 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	1,500,000	1,500,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1196 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	3,000,000	3,000,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1222 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	1,000,000	1,000,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1223 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	1,000,000	1,000,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1224 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	800,000	800,000

				22,800,000

Rhode Island : 0.83%

Variable Rate Demand Notes ø: 0.83%
Austin Trust Series 2008-1177 (Housing Revenue, Bank of America NA LIQ)	0.41	10-1-2032	5,710,000	5,710,000
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.17	9-1-2020	2,800,000	2,800,000

				8,510,000

9

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

South Carolina : 2.59%

Other Municipal Debt : 1.85%
South Carolina Public Service Authority Series D (Utilities Revenue)	0.12%	5-9-2014	$4,000,000	$4,000,000
South Carolina Public Service Authority Series D (Utilities Revenue)	0.13	5-7-2014	2,800,000	2,800,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	6-2-2014	3,700,000	3,700,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	6-2-2014	7,400,000	7,400,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	6-2-2014	1,000,000	1,000,000

				18,900,000

Variable Rate Demand Notes ø: 0.74%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	11-1-2029	1,960,000	1,960,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (Industrial Development Revenue, Branch Banking & Trust LOC)	0.16	12-1-2038	4,600,000	4,600,000
South Carolina Public Service Authority Series 2013A JPMorgan Chase PUTTER Series 4379 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.20	6-1-2037	1,000,000	1,000,000

				7,560,000

South Dakota : 0.16%

Variable Rate Demand Note ø: 0.16%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.16	7-1-2037	1,600,000	1,600,000

Tennessee : 0.25%

Variable Rate Demand Note ø: 0.25%
Chattanooga TN Health Education Housing Facilities Series 2013A Catholic Health Initiatives Deutsche Bank Spears Lifers Trust Series DBE 1268 (Health Revenue, Deutsche Bank LIQ) 144A	0.19	1-1-2045	2,565,000	2,565,000

Texas : 10.99%

Other Municipal Debt : 3.35%
Dallas Area Rapid Transit Senior Subordinate Lien Series 1 (Transportation Revenue)	0.09	5-22-2014	2,300,000	2,300,000
Texas Public Finance Authority Series 2003 (Miscellaneous Revenue)	0.09	7-9-2014	3,500,000	3,500,000
Texas TRAN Series 2013 (Miscellaneous Revenue)	0.18	8-28-2014	28,250,000	28,417,441

				34,217,441

Variable Rate Demand Notes ø: 7.64%
Austin TX Series 2008-1191 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA LIQ)	0.27	7-1-2032	2,125,000	2,125,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.12	10-1-2018	1,460,000	1,460,000
Deutsche Bank Spears Lifers Trust Series DBE-1172X (Airport Revenue, Deutsche Bank LIQ) 144A	0.17	11-1-2037	10,245,000	10,245,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ, Bank of America NA SPA) 144A	0.18	12-1-2023	3,600,000	3,600,000
North TX Tollway Authority Series 2008A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.14	1-1-2048	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.26	4-1-2033	5,000,000	5,000,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Industrial Development Revenue)	0.23	4-1-2037	15,000,000	15,000,000

10

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.10%	3-1-2042	$21,500,000	$21,500,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue)	0.10	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.13	4-1-2028	4,000,000	4,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.42	12-15-2026	7,041,892	7,041,892
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.20	8-15-2029	3,000,000	3,000,000

				77,971,892

Utah : 0.40%

Variable Rate Demand Note ø: 0.40%
Salt Lake County UT Research Facilities Huntsman Cancer Foundation Series 2013-A-2 Merrill Lynch Series MT-847 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.19	12-1-2033	4,100,000	4,100,000

Vermont : 1.26%

Variable Rate Demand Notes ø: 1.26%
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC)	0.09	9-1-2038	3,200,000	3,200,000
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.14	5-1-2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.14	11-1-2037	5,500,000	5,500,000

				12,900,000

Virginia : 1.49%

Variable Rate Demand Notes ø: 1.49%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.17	4-1-2026	2,500,000	2,500,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.20	5-15-2042	6,870,000	6,870,000
Norfolk VA EDA Sentara Healthcare Series 2010B (Health Revenue) (i)	0.24	11-1-2034	5,850,000	5,850,000

				15,220,000

Washington : 0.65%

Variable Rate Demand Notes ø: 0.65%
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008B (Miscellaneous Revenue, Bank of America NA LOC)	0.21	5-1-2028	1,440,000	1,440,000
Washington Housing Finance Commission Deer Run West Apartment Project A (Housing Revenue, Mizuho Corporate Bank LOC)	0.16	6-15-2037	5,200,000	5,200,000

				6,640,000

11

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value

West Virginia : 0.66%

Variable Rate Demand Notes ø: 0.66%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank LOC)		0.16%	10-1-2017	$4,000,000	$4,000,000
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)		0.16	10-1-2031	2,700,000	2,700,000

					6,700,000

Wisconsin : 2.97%

Other Municipal Debt : 0.10%
Wisconsin Rural Water Construction Loan Program BAN Series 2013 (Water & Sewer Revenue)		0.27	9-1-2014	1,000,000	1,002,413

Variable Rate Demand Notes ø: 2.87%
West Bend WI Bestech Tool Corporation Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)		0.38	9-1-2019	630,000	630,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A		0.32	8-15-2034	9,000,000	9,000,000
Wisconsin HEFAR Aurora Health Care Incorporated Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1191 (Health Revenue, Deutsche Bank LIQ) 144A		0.17	4-15-2035	3,500,000	3,500,000
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FHLB SPA)		0.07	9-1-2035	6,855,000	6,855,000
Wisconsin Housing & EDA Series C (Housing Revenue, BNP Paribas LIQ)		0.25	9-1-2023	8,500,000	8,500,000
Wisconsin Housing & EDA Series C (Housing Revenue, BNP Paribas LIQ)		0.25	9-1-2035	800,000	800,000

					29,285,000

Total Municipal Obligations (Cost $1,032,095,509)					1,032,095,509

Other : 0.95%
Nuveen California Municipal Market Opportunity Fund Incorporated Variable Rate Demand Preferred Shares Series 1-498 (Deutsche Bank LIQ) ±§144A		0.21	3-1-2040	3,000,000	3,000,000
Nuveen California Select Quality Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1-1589 (Citibank NA LIQ) ±§144A		0.19	8-1-2040	2,700,000	2,700,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) ±§144A		0.21	6-1-2040	4,000,000	4,000,000

Total Other (Cost $9,700,000)					9,700,000

Total investments in securities (Cost $1,041,795,509)*	102.07%				1,041,795,509
Other assets and liabilities, net	(2.07)				(21,124,939)

Total net assets	100.00%				$1,020,670,570

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
(i)	Illiquid security
±	Variable rate investment. The interest rate shown is the rate in effect at period end.
§	Security is subject to a demand feature which reduces the effective maturity.

12

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

13

Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.53%

Alabama : 0.81%

Variable Rate Demand Notes ø: 0.81%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.27%	8-1-2041	$2,600,000	$2,600,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.14	8-1-2031	1,950,000	1,950,000

				4,550,000

Arizona : 2.58%

Other Municipal Debt : 0.61%
Arizona Unemployment Insurance Trust Fund TAN Series 2013-A (Tax Revenue) ##	0.18	5-7-2014	1,400,000	1,400,305
Arizona Unemployment Insurance Trust Fund TAN Series 2013-B (Tax Revenue)	0.19	5-21-2014	2,000,000	2,001,441

				3,401,746

Variable Rate Demand Notes ø: 1.97%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.16	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services of America LOC)	0.16	8-1-2026	2,500,000	2,500,000
Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (Industrial Development Revenue, PNC Bank NA LOC)	0.17	10-1-2026	2,515,000	2,515,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services of America LOC)	0.16	8-1-2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Rio Bravo Dairy Farm LLC Series 2002 (Industrial Development Revenue, Farm Credit Services of America LOC)	0.16	5-1-2027	1,250,000	1,250,000

				11,115,000

California : 4.91%

Other Municipal Debt : 2.02%
California RAN Series 2013A-1 (Miscellaneous Revenue, PNC Bank NA SPA)	0.21	5-28-2014	2,300,000	2,303,040
California RAN Series 2013A-2 (Miscellaneous Revenue)	0.23	6-23-2014	4,600,000	4,611,798
Los Angeles County CA School Pooled Financing Program Series 2013-14 (Miscellaneous Revenue)	0.14	12-31-2014	1,150,000	1,164,221
Santa Clara County CA TRAN Series B-4 (Miscellaneous Revenue)	0.18	6-30-2014	3,300,000	3,305,814

				11,384,873

Variable Rate Demand Notes ø: 2.89%
California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	4-15-2035	3,000,000	3,000,000
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	10-15-2030	8,640,000	8,640,000
California Series B Sub Series B-3 (GO, Barclays Bank plc LOC)	0.09	5-1-2040	2,100,000	2,100,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	9-15-2032	2,500,000	2,500,000

				16,240,000

1

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Colorado : 2.27%

Other Municipal Debt : 0.28%
Colorado Education Loan Program Series 2013-A (Tax Revenue)	0.08%	6-27-2014	$1,600,000	$1,602,909

Variable Rate Demand Notes ø: 1.99%
Colorado Health Facilities Authority Catholic Health Initiatives Morgan Stanley Series 2008-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.19	10-1-2037	1,000,000	1,000,000
Colorado HFA Ready Foods Incorporated Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.17	1-1-2032	3,340,000	3,340,000
Colorado HFA Worldwest LLP Project Series 1999-A (Industrial Development Revenue, UMB Bank Colorado LOC) 144A	0.38	9-1-2023	2,960,000	2,960,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.27	11-15-2025	2,600,000	2,600,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.25	11-1-2020	1,285,000	1,285,000

				11,185,000

District of Columbia : 0.35%

Other Municipal Debt : 0.35%
District of Columbia Fiscal Year 2014 TRAN (GO, Miscellaneous Revenue)	0.16	9-30-2014	1,945,000	1,959,876

Florida : 4.85%

Other Municipal Debt : 0.88%
JEA Florida Electric System Series 2000A (Utilities Revenue)	0.09	5-1-2014	1,565,000	1,565,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.12	5-22-2014	2,000,000	2,000,000
JEA Florida Electric System Series 2000F-2 (Utilities Revenue)	0.09	6-4-2014	1,400,000	1,400,000

				4,965,000

Variable Rate Demand Notes ø: 3.97%
Alachua County FL Florida Rock Project (Industrial Development Revenue, Bank of America NA LOC)	0.25	11-1-2022	1,850,000	1,850,000
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	12-15-2041	1,760,000	1,760,000
Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.11	8-22-2014	600,000	600,000
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.18	9-1-2015	1,260,000	1,260,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.18	9-1-2015	1,205,000	1,205,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.17	7-1-2025	1,000,000	1,000,000
Sarasota County FL Planned Parenthood Incorporated Project (Health Revenue, Harris NA LOC)	0.14	10-1-2041	1,700,000	1,700,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.22	11-15-2033	3,000,000	3,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.25	10-1-2038	10,000,000	10,000,000

				22,375,000

Georgia : 1.01%

Other Municipal Debt : 0.19%
Metropolitan Atlanta GA Rapid Transit Authority Series 2012-D-2 (Transportation Revenue)	0.09	7-8-2014	1,100,000	1,100,000

2

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 0.82%
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.13%	4-1-2023	$1,600,000	$1,600,000
Metropolitan Atlanta GA Rapid Transportation Authority Sales Tax Series P (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.15	7-1-2020	3,005,000	3,005,000

				4,605,000

Illinois : 4.25%

Other Municipal Debt : 0.42%
Illinois Finance Authority Loyola University of Chicago Financing Program (Miscellaneous Revenue, PNC Bank NA LOC)	0.09	6-17-2014	2,400,000	2,400,000

Variable Rate Demand Notes ø: 3.83%
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.50	11-1-2023	1,000,000	1,000,000
Chicago IL Board of Education Unlimited Tax Series 2011-A Deutsche Bank Spears Lifers Trust Series DBE-1210 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.17	12-1-2039	3,000,000	3,000,000
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, Harris NA LOC)	0.15	7-1-2033	2,000,000	2,000,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.31	11-1-2030	4,000,000	4,000,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.31	11-1-2030	2,250,000	2,250,000
Illinois Finance Authority Merug LLC Series B (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.43	12-1-2018	645,000	645,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, FHLB LOC)	0.17	1-1-2027	1,000,000	1,000,000
Lake County IL Brown Paper Goods Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.59	10-1-2021	805,000	805,000
Lake County IL Northpoint Association (Industrial Development Revenue, Northern Trust Company LOC)	0.17	7-1-2029	2,600,000	2,600,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2010-B-2 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.14	6-15-2050	2,400,000	2,400,000
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (Industrial Development Revenue, Bank of America NA LOC)	0.24	12-1-2014	1,850,000	1,850,000

				21,550,000

Indiana : 1.35%

Other Municipal Debt : 0.25%
Indiana Bond Bank Revenue Advance Funding Program Series 2014-A (Miscellaneous Revenue)	0.25	1-6-2015	1,400,000	1,409,556

Variable Rate Demand Notes ø: 1.10%
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.14	3-1-2041	1,460,000	1,460,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	0.17	10-1-2023	2,045,000	2,045,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.39	9-1-2028	2,700,000	2,700,000

				6,205,000

3

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Iowa : 1.96%

Variable Rate Demand Notes ø: 1.96%
Iowa Finance Authority Interwest Project Series 2001 (Industrial Development Revenue, CoBank LOC)	0.16%	11-1-2016	$1,020,000	$1,020,000
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.14	6-1-2039	8,400,000	8,400,000
Iowa Finance Authority Powerfilm Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.28	6-1-2028	1,600,000	1,600,000

				11,020,000

Kansas : 0.58%

Variable Rate Demand Notes ø: 0.58%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.25	6-1-2020	645,000	645,000
Olathe KS Integral Senior Living LLC Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.22	8-1-2027	2,610,000	2,610,000

				3,255,000

Kentucky : 1.16%

Other Municipal Debt : 0.18%
Kentucky Rural Water Finance Corporation Public Project Construction Notes Series 2013-D-1 (Miscellaneous Revenue)	0.28	9-1-2014	1,000,000	1,002,413

Variable Rate Demand Notes ø: 0.98%
Bardstown KY Industrial Building Linpac Materials Handling Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.22	10-1-2019	2,170,000	2,170,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	0.17	9-1-2022	2,050,000	2,050,000
Kentucky EDA Hospital Revenue Bonds Series 2011 Baptist Healthcare System Obligated Group Deutsche Bank Spears Lifers Trust Series DBE-1275 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	8-15-2042	1,300,000	1,300,000

				5,520,000

Louisiana : 2.10%

Variable Rate Demand Notes ø: 2.10%
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC LIQ)	0.16	3-1-2043	7,800,000	7,800,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue)	0.27	12-1-2036	4,000,000	4,000,000

				11,800,000

Maryland : 0.18%

Variable Rate Demand Note ø: 0.18%
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.17	7-1-2041	1,000,000	1,000,000

Massachusetts : 1.07%

Other Municipal Debt : 1.07%
Massachusetts RAN Series 2013-C (Miscellaneous Revenue)	0.16	6-26-2014	6,000,000	6,016,950

4

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan : 6.09%

Variable Rate Demand Notes ø: 6.09%
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.08%	6-1-2034	$500,000	$500,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC) 144A	0.14	9-1-2026	15,495,000	15,495,000
Michigan Hospital Finance Authority Ascension Health Group Series 2010-8 (Health Revenue) (i)	0.18	11-15-2049	1,000,000	1,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.18	11-15-2049	1,100,000	1,100,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.18	11-15-2047	1,265,000	1,265,000
Michigan Hospital Finance Authority Henry Ford Health System Series 2006-A Deutsche Bank Spears Lifers Trust Series DBE-1281 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	11-15-2046	2,500,000	2,500,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.11	10-1-2037	3,230,000	3,230,000
Michigan Housing Development Authority Series A (Housing Revenue, AGM Insured)	0.25	4-1-2042	9,210,000	9,210,000

				34,300,000

Minnesota : 5.40%

Other Municipal Debt : 0.18%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2013-B (Water & Sewer Revenue)	0.25	1-1-2015	1,000,000	1,005,010

Variable Rate Demand Notes ø: 5.22%
Becker MN Plymouth Foam Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.38	5-1-2019	1,185,000	1,185,000
Bloomington MN Refunding MFHR Norlan Partnership Series 2000-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	7-15-2032	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	6-15-2038	2,755,000	2,755,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	8-15-2038	400,000	400,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	4-15-2035	2,800,000	2,800,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	6-15-2038	3,645,000	3,645,000
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.10	8-1-2036	850,000	850,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.10	5-1-2026	551,000	551,000
Minnesota Agriculture & EDA Como Partnership Project Series 1996 (Industrial Development Revenue, U.S. Bank NA LOC)	0.25	5-1-2016	690,000	690,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.27	12-1-2048	7,945,000	7,945,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.27	2-1-2027	1,355,000	1,355,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	6-1-2032	2,140,000	2,140,000

				29,406,000

Mississippi : 0.34%

Variable Rate Demand Note ø: 0.34%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.12	2-1-2016	1,900,000	1,900,000

5

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Missouri : 1.44%

Other Municipal Debt : 0.18%
Saint Louis County MO Special Obligation Series 2013-1 (Miscellaneous Revenue)	0.20%	8-1-2014	$1,000,000	$1,004,529

Variable Rate Demand Notes ø: 1.26%
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue, Credit Suisse LIQ) 144A	0.16	12-1-2036	4,400,000	4,400,000
Missouri Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	3-1-2038	1,000,000	1,000,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	0.27	4-1-2026	1,685,000	1,685,000

				7,085,000

Nebraska : 0.76%

Variable Rate Demand Note ø: 0.76%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.11	9-1-2031	4,310,000	4,310,000

Nevada : 0.27%

Variable Rate Demand Note ø: 0.27%
Clark County NV Deutsche Bank Spears Lifers Series DBE-643 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.17	7-1-2025	1,500,000	1,500,000

New Hampshire : 0.33%

Variable Rate Demand Note ø: 0.33%
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA LIQ, Bank of America NA SPA) 144A	0.20	1-1-2037	1,880,000	1,880,000

New Jersey : 2.90%

Variable Rate Demand Notes ø: 2.90%
New Jersey EDA National Gas Company Series C (Utilities Revenue)	0.06	8-1-2041	11,200,000	11,200,000
New Jersey EDA School Facilities Construction Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1151 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.17	9-1-2025	2,500,000	2,500,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Lifers Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.18	3-1-2029	660,000	660,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.13	12-15-2023	550,000	550,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.17	1-1-2038	1,425,000	1,425,000

				16,335,000

New York : 4.28%

Other Municipal Debt : 1.58%
Metropolitan Transportation Authority New York BAN Series 2 Sub Series A (Transportation Revenue)	0.10	8-5-2014	1,500,000	1,500,000
New York Dormitory Authority Series 2009-D (Tax Revenue)	0.18	6-15-2014	1,390,000	1,398,272
New York Environmental Facilities Corporation Clean Water & Drinking Water New York City Municipal Water Finance Authority Projects 2nd Resolution Sub Series 2012-A (Water & Sewer Revenue)	0.10	6-15-2014	1,000,000	1,002,325

6

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
Smithtown NY Central School District TAN Series 2013-2014 (GO)	0.16%	6-30-2014	$5,000,000	$5,011,023

				8,911,620

Variable Rate Demand Notes ø: 2.70%
Metropolitan Transportation Authority New York BAN Series 2013-A Merrill Lynch PFOTER Series MT-844 (Transportation Revenue, Bank of America NA LIQ) 144A	0.18	4-19-2015	2,330,000	2,330,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.15	11-15-2026	1,700,000	1,700,000
New York NY Housing Development Corporation Series F (Housing Revenue)	0.20	11-1-2047	1,000,000	1,000,000
New York NY Transitional Finance Authority Sub Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.11	11-1-2041	7,200,000	7,200,000
Port Authority of New York Series 163 Deutsche Bank Spears Lifers Trust Series DBE-1197 (Airport Revenue, Deutsche Bank LIQ) 144A	0.13	7-15-2039	700,000	700,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.15	7-1-2031	1,320,000	1,320,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.15	7-1-2031	965,000	965,000

				15,215,000

North Carolina : 0.67%

Variable Rate Demand Notes ø: 0.67%
North Carolina Educational Facilities Finance Agency Elon College Series 1998 (Education Revenue, TD Bank NA LOC)	0.09	1-1-2021	1,500,000	1,500,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.19	12-1-2026	2,250,000	2,250,000

				3,750,000

North Dakota : 2.94%

Other Municipal Debt : 1.34%
Mercer County ND PCR Basin Electric Power Cooperative Antelope Valley Unit 1 and Common Facilities Series 2009 (Miscellaneous Revenue)	0.15	5-13-2014	6,500,000	6,500,000
North Dakota Water Finance Corporation Public Projects Construction Series B-2 (Miscellaneous Revenue)	0.28	6-1-2014	500,000	500,304
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Education Revenue) %%	1.00	5-1-2015	500,000	503,640

				7,503,944

Variable Rate Demand Notes ø: 1.60%
Traill County ND American Crystal Project (Industrial Development Revenue, CoBank LOC)	0.18	9-1-2017	9,030,000	9,030,000

Ohio : 5.43%

Other Municipal Debt : 0.18%
Ohio Common Schools Series 2009-C (GO)	0.04	9-15-2014	1,000,000	1,018,460

Variable Rate Demand Notes ø: 5.25%
Franklin County OH Lifeline Shelter Systems Project (Industrial Development Revenue, Bank One NA LOC)	0.54	10-1-2021	815,000	815,000

7

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.15%	1-1-2038	$11,800,000	$11,800,000
Montgomery County OH Cambridge Commons Apartments Series A (Housing Revenue, FHLB LOC)	0.15	4-1-2038	1,130,000	1,130,000
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.15	3-1-2032	7,800,000	7,800,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.17	12-1-2043	1,100,000	1,100,000
Ohio Turnpike Commission Junior Lien Revenue Bond Series 2013A-2 Deutsche Bank Spears Lifers Trust Series DBE-1280 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.17	2-15-2043	2,200,000	2,200,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.19	8-1-2038	4,720,000	4,720,000

				29,565,000

Oklahoma : 0.12%

Variable Rate Demand Note ø: 0.12%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.32	3-1-2018	675,000	675,000

Oregon : 0.71%

Variable Rate Demand Note ø: 0.71%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.10	6-15-2027	4,000,000	4,000,000

Other : 12.92%

Variable Rate Demand Notes ø: 12.92%
Branch Banking & Trust Series 2040 (Airport Revenue, FGIC Insured, Branch Banking & Trust LIQ)	0.16	10-1-2030	2,900,000	2,900,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.16	10-1-2015	2,990,000	2,990,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	9-1-2039	4,001,500	4,001,500
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	7-1-2037	560,000	560,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	5-1-2017	16,765,000	16,765,000
Clipper Tax-Exempt Certified Trust Series 2004-05 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.12	5-1-2014	1,000,000	1,000,000
Clipper Tax-Exempt Certified Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	1-1-2018	7,650,000	7,650,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.16	5-1-2017	15,172,000	15,172,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.16	6-15-2036	15,560,000	15,560,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue) ±	0.18	8-15-2045	6,168,872	6,168,872

				72,767,372

Pennsylvania : 3.36%

Variable Rate Demand Notes ø: 3.36%
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA/FNMA Insured, PNC Bank NA SPA)	0.17	5-1-2036	1,575,000	1,575,000
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.26	9-1-2032	5,400,000	5,400,000

8

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.12%	12-1-2041	$960,000	$960,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-28 (GO, Royal Bank of Canada LOC) 144A	0.12	5-1-2014	1,860,000	1,860,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.16	2-1-2018	1,000,000	1,000,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	0.17	8-1-2022	1,100,000	1,100,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.29	6-1-2028	1,000,000	1,000,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.24	6-1-2015	3,465,000	3,465,000
Pennsylvania Turnpike Commission Series 2011-C-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.14	5-26-2014	1,900,000	1,900,000
Philadelphia PA School District Series A Branch Banking & Trust Municipal Trust Series 2004 (GO, Branch Banking & Trust LIQ) 144A	0.13	1-4-2029	680,000	680,000

				18,940,000

Puerto Rico : 2.01%

Variable Rate Demand Notes ø: 2.01%
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1194 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	8,100,000	8,100,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1195 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	1,000,000	1,000,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1196 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	700,000	700,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1222 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	500,000	500,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1223 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	500,000	500,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1224 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	500,000	500,000

				11,300,000

Rhode Island : 0.25%

Variable Rate Demand Note ø: 0.25%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.17	9-1-2020	1,400,000	1,400,000

South Carolina : 3.03%

Other Municipal Debt : 1.56%
South Carolina Public Service Authority Series D (Utilities Revenue)	0.12	5-9-2014	2,000,000	2,000,000

9

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
South Carolina Public Service Authority Series D (Utilities Revenue)	0.13%	5-7-2014	$1,400,000	$1,400,000
York County SC PCR Series 2000-B-1 (Utilities Revenue)	0.25	6-2-2014	1,800,000	1,800,000
York County SC PCR Series 2000-B-2 (Utilities Revenue)	0.25	6-2-2014	3,600,000	3,600,000

				8,800,000

Variable Rate Demand Notes ø: 1.47%
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.14	8-1-2025	2,385,000	2,385,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.19	3-1-2032	4,815,000	4,815,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	11-1-2029	1,045,000	1,045,000

				8,245,000

Tennessee : 0.14%

Variable Rate Demand Note ø: 0.14%
Pulaski & Giles County TN Lomar Development Company Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.20	1-1-2017	775,000	775,000

Texas : 9.24%

Other Municipal Debt : 3.03%
Dallas Area Rapid Transit Senior Subordinate Lien Series 1 (Transportation Revenue)	0.09	5-22-2014	1,000,000	1,000,000
Texas Public Finance Authority Series 2003 (Miscellaneous Revenue)	0.09	7-9-2014	1,900,000	1,900,000
Texas TRAN Series 2013 (Miscellaneous Revenue)	0.18	8-28-2014	14,100,000	14,183,327

				17,083,327

Variable Rate Demand Notes ø: 6.21%
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue)	0.23	5-1-2036	500,000	500,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.14	8-1-2039	1,700,000	1,700,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ, Bank of America NA SPA) 144A	0.18	12-1-2023	1,800,000	1,800,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.26	4-1-2033	10,000,000	10,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.10	3-1-2042	11,000,000	11,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.13	4-1-2028	5,500,000	5,500,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Gas Utilities, Morgan Stanley Bank LIQ) 144A	0.42	12-15-2026	3,286,548	3,286,548
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.20	8-15-2029	1,155,000	1,155,000

				34,941,548

10

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utah : 0.59%

Variable Rate Demand Notes ø: 0.59%
Juab County UT Intermountain Farmers Association Project (Industrial Development Revenue, CoBank LOC)	0.16%	10-1-2021	$1,200,000	$1,200,000
Salt Lake County UT Research Facilities Huntsman Cancer Foundation Series 2013-A-2 Merrill Lynch Series MT-847 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.19	12-1-2033	2,150,000	2,150,000

				3,350,000

Vermont : 0.18%

Variable Rate Demand Note ø: 0.18%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.08	10-1-2034	1,030,000	1,030,000

Virginia : 1.63%

Variable Rate Demand Notes ø: 1.63%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.20	5-15-2042	1,960,000	1,960,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.24	11-1-2034	4,465,000	4,465,000
Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	8-15-2043	2,745,000	2,745,000

				9,170,000

Washington : 1.44%

Variable Rate Demand Notes ø: 1.44%
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.21	5-1-2028	960,000	960,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	0.16	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.16	8-1-2026	2,280,000	2,280,000

				8,130,000

Wisconsin : 2.63%

Variable Rate Demand Notes ø: 2.63%
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.35	11-1-2020	1,225,000	1,225,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.18	12-1-2021	1,265,000	1,265,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	0.15	11-1-2020	1,140,000	1,140,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)	0.21	12-1-2022	1,410,000	1,410,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.32	8-15-2034	3,900,000	3,900,000
Wisconsin Housing & EDA Series C (Housing Revenue, BNP Paribas LIQ)	0.25	9-1-2023	2,000,000	2,000,000

11

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Wisconsin Housing & EDFA Series 2879 (Housing Revenue, JPMorgan Chase & Company LIQ)		0.13%	3-1-2015	$425,000	$425,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (Industrial Development Revenue, U.S. Bank NA LOC)		0.23	8-1-2019	3,420,000	3,420,000

					14,785,000

Total Municipal Obligations (Cost $554,775,133)					554,775,133

Other : 1.12%
Nuveen California Municipal Market Opportunity Fund Incorporated Variable Rate Demand Preferred Shares Series 1-498 (Deutsche Bank LIQ) §±144A		0.21	3-1-2040	3,000,000	3,000,000
Nuveen California Select Quality Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1-1589 (Citibank NA LIQ) §±144A		0.19	8-1-2040	1,300,000	1,300,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) §±144A		0.21	6-1-2040	2,000,000	2,000,000

Total Other (Cost $6,300,000)					6,300,000

Total investments in securities (Cost $561,075,133)*	99.65%				561,075,133
Other assets and liabilities, net	0.35				1,975,616

Total net assets	100.00%				$563,050,749

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
##	All or a portion of this security has been segregated for when-issued securities.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
(i)	Illiquid security
%%	Security issued on a when-issued basis.
±	Variable rate investment. The interest rate shown is the rate in effect at period end.
§	Security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

12

Wells Fargo Advantage Municipal Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 100.19%

Alabama : 2.26%

Variable Rate Demand Notes ø: 2.26%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.27%	8-1-2041	$7,900,000	$7,900,000
Columbia AL Industrial Development Board Pollution Control Alabama Power Company Project Series 1995D (Industrial Development Revenue)	0.10	10-1-2022	11,820,000	11,820,000
Mobile AL IDA Board Pollution Control Alabama Power Company Project Series 1993C (Industrial Development Revenue)	0.12	8-1-2017	12,000,000	12,000,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.14	8-1-2031	4,050,000	4,050,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2008C (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.12	12-1-2027	10,000,000	10,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011G (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.11	4-1-2028	20,000,000	20,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011J (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.12	4-1-2028	15,000,000	15,000,000

				80,770,000

Arizona : 2.08%

Other Municipal Debt : 0.49%
Arizona Unemployment Insurance Trust Fund TAN Series 2013-A (Tax Revenue) ##	1.50	5-7-2014	7,500,000	7,501,633
Arizona Unemployment Insurance Trust Fund TAN Series 2013-B (Tax Revenue)	1.50	5-21-2014	9,900,000	9,907,135

				17,408,768

Variable Rate Demand Notes ø: 1.59%
Mesa AZ Excise Tax Revenue Obligation Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-69 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.17	7-1-2020	10,135,000	10,135,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.12	7-1-2024	35,055,000	35,055,000
Phoenix AZ IDA Del Mar Terrace Series A (Housing Revenue, FHLMC LIQ)	0.12	10-1-2029	11,500,000	11,500,000

				56,690,000

California : 13.04%

Other Municipal Debt : 1.59%
California RAN Series 2013A-1 (Miscellaneous Revenue)	2.00	5-28-2014	12,100,000	12,116,052
California RAN Series 2013A-2 (Miscellaneous Revenue)	2.00	6-23-2014	21,100,000	21,154,118
Los Angeles County CA School Pooled Financing Program Series 2013-14 (Miscellaneous Revenue)	2.00	12-31-2014	8,350,000	8,453,257
Santa Clara County CA TRAN (Miscellaneous Revenue)	1.25	6-30-2014	15,000,000	15,026,428

				56,749,855

Variable Rate Demand Notes ø: 11.45%
ABAG Finance Authority for Nonprofit Corporation California Branson School Series 2008 (Education Revenue, Northern Trust Company LOC)	0.13	7-1-2038	15,450,000	15,450,000

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.13%	4-1-2036	$6,290,000	$6,290,000
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.13	9-1-2033	6,100,000	6,100,000
Bay Area Toll Authority California Toll Bridge Series C2 (Transportation Revenue, Union Bank NA LOC)	0.11	4-1-2047	20,100,000	20,100,000
Burbank CA Unified School District Series 2013 ROC RR II R-14055 (GO, Citibank NA LIQ) 144A	0.13	2-1-2021	5,520,000	5,520,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.12	11-1-2040	88,755,000	88,755,000
California CDA Sutter Health ROC RR-II-R-11621 (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.13	8-15-2032	10,200,000	10,200,000
California HFFA Presbyterian Homes & Services Incorporated Series 2004 (Health Revenue, Union Bank NA LOC)	0.12	7-1-2034	2,500,000	2,500,000
California HFFA Scripps Health Series C (Health Revenue, Northern Trust Company LOC)	0.10	10-1-2040	8,000,000	8,000,000
California Infrastructure & Economic Development Bank Orange County Performing Art Center Project Series 2008A (Miscellaneous Revenue, Bank of America NA LOC)	0.13	7-1-2034	8,800,000	8,800,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.12	8-1-2037	4,715,000	4,715,000
California Series 2005A Sub Series A-1-2 (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.08	5-1-2040	24,500,000	24,500,000
California Statewide CDA Series 2001A (Health Revenue, Northern Trust Company LOC)	0.12	3-1-2031	22,375,000	22,375,000
California University Revenue Class A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.13	11-1-2035	5,000,000	5,000,000
Kings County CA Housing Authority Edgewater Apartments Series 2001A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	2-15-2031	6,915,000	6,915,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	12-1-2026	5,500,000	5,500,000
Los Angeles CA Power System Sub Series A3 (Utilities Revenue)	0.11	7-1-2035	12,000,000	12,000,000
Orange County CA Apartment Development Revenue Issue G Series 2 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	11-15-2028	20,000,000	20,000,000
Orange County CA Apartment Development Villas Aliento Issue E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	8-15-2028	3,140,000	3,140,000
Orange County CA Improvement Bond Act of 1915 Irvine Coast Assessment District #88 (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC)	0.10	9-2-2018	17,165,000	17,165,000
Pasadena CA Certificate of Participation Series 2008A (Miscellaneous Revenue, Bank of America NA LOC)	0.12	2-1-2035	19,250,000	19,250,000
Sacramento County CA Housing Authority River Terrace Apartments Series 1996C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	7-15-2029	4,760,000	4,760,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007B (Housing Revenue, FNMA LOC, FNMA Insured)	0.13	8-15-2027	10,000,000	10,000,000
San Francisco CA City & County RDA Community Facilities District #4 (Tax Revenue, Bank of America NA LOC)	0.11	8-1-2032	19,000,000	19,000,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.12	12-1-2017	15,000,000	15,000,000
Santa Clara County CA Valley Transportation Authority Series C (Tax Revenue, State Street Bank & Trust Company SPA)	0.11	6-1-2026	5,200,000	5,200,000
Tustin CA Unified School District Special Tax Community Facilities District # 07-1 (Tax Revenue, Bank of America NA LOC)	0.07	9-1-2050	8,100,000	8,100,000
Upland Unified School District California Capital Appreciation Election of 2008 GO Series A Deutsche Bank Spears Lifers Trust Series DBE-659 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.14	8-1-2031	10,300,000	10,300,000
Vacaville CA MFHR Quail Run Apartments Project Series 1988A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	7-15-2018	7,200,000	7,200,000
Vacaville CA MFHR Sycamore Apartments Project Series 1999A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	5-15-2029	2,350,000	2,350,000
Walnut Creek CA Multifamily Mortgage Creekside Drive Apartments 1985 Issue A (Housing Revenue, FHLMC LIQ)	0.13	4-1-2027	7,120,000	7,120,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.12%	12-1-2038	$7,205,000	$7,205,000

				408,510,000

Colorado : 1.33%

Other Municipal Debt : 0.29%
Colorado Education Loan Program Series 2013-A (Tax Revenue)	1.25	6-27-2014	10,400,000	10,418,908

Variable Rate Demand Notes ø: 1.04%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2008-D2 Morgan Stanley Series 2008-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.19	10-1-2037	3,125,000	3,125,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A Deutsche Bank Spears Lifers Trust Series DBE-1278 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	2-1-2041	5,000,000	5,000,000
Colorado Mid-Cities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.23	12-1-2020	3,820,000	3,820,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.27	11-15-2025	13,500,000	13,500,000
Denver CO City & County MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	12-15-2038	7,895,000	7,895,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO, U.S. Bank NA LOC)	0.13	11-15-2034	3,515,000	3,515,000

				36,855,000

Connecticut : 0.17%

Variable Rate Demand Note ø: 0.17%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013A Deutsche Bank Spears Lifers Trust Series DBE-1164 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.17	1-1-2038	6,000,000	6,000,000

Delaware : 0.22%

Variable Rate Demand Note ø: 0.22%
Delaware EDA St. Andrews School Project Series 2002 (Education Revenue, TD Bank NA SPA)	0.14	9-1-2032	8,000,000	8,000,000

District of Columbia : 0.57%

Other Municipal Debt : 0.26%
District of Columbia Fiscal Year 2014 TRAN (Miscellaneous Revenue)	2.00	9-30-2014	9,300,000	9,371,129

Variable Rate Demand Notes ø: 0.31%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue)	0.17	7-1-2032	3,600,000	3,600,000
District of Columbia Family & Child Services Incorporated Series 2006 (Miscellaneous Revenue, Bank of America NA LOC)	0.16	7-1-2041	3,135,000	3,135,000
District of Columbia Housing Finance Agency The Yard D Building Project Series 2012 (Housing Revenue, Capital One NA LOC)	0.15	10-1-2047	4,250,000	4,250,000

				10,985,000

Florida : 8.11%

Other Municipal Debt : 0.99%
JEA Florida Electric System Series 2000A (Utilities Revenue)	0.09	5-1-2014	11,800,000	11,800,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.12	5-22-2014	13,000,000	13,000,000
JEA Florida Electric System Series 2000F-2 (Utilities Revenue)	0.09	6-4-2014	10,700,000	10,700,000

				35,500,000

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 7.12%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.12%	4-15-2041	$7,300,000	$7,300,000
Florida Gulf Coast University Financing Corporation Parking Project Series 2009A (Education Revenue, Harris NA LOC)	0.13	2-1-2039	7,305,000	7,305,000
Florida Municipal Power Agency All Requirements Power Supply Series 2008C (Utilities Revenue, Bank of America NA LOC)	0.11	10-1-2035	14,700,000	14,700,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006C (Health Revenue, Bank of America NA LIQ) 144A	0.15	11-15-2036	8,595,000	8,595,000
Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.11	8-22-2014	93,010,000	93,010,000
Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	7-15-2033	3,550,000	3,550,000
Marion County FL HFA Paddock Park Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	10-15-2032	4,000,000	4,000,000
Miami-Dade County FL Building Better Communities Program Series 2005 US Bank Solar Eclipse Series 2006-0049 (GO, U.S. Bank NA LOC) 144A	0.12	1-1-2015	11,050,000	11,050,000
Miami-Dade County FL Building Better Communities Program Series 2014A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-50 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.12	1-9-2017	4,795,000	4,795,000
Miami-Dade County FL Express Way Authority Toll System Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.17	7-1-2025	9,000,000	9,000,000
Orange County FL Sales Tax Revenue Series 2012B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.12	1-1-2020	5,115,000	5,115,000
Orlando FL Utilities Commission Series 2011A (Utilities Revenue) (i)	0.23	10-1-2027	13,490,000	13,490,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.17	5-1-2038	3,745,000	3,745,000
Palm Beach County FL Norton Gallery School of Art Incorporated Series 1995 (Education Revenue, Northern Trust Company LOC)	0.12	5-1-2025	1,565,000	1,565,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.12	8-1-2028	4,375,000	4,375,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, Harris NA LOC)	0.14	10-1-2041	4,290,000	4,290,000
Tampa FL Baycare Health System Series 2012B (Health Revenue) (i)	0.22	11-15-2033	14,000,000	14,000,000
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.25	10-1-2038	43,990,000	43,990,000

				253,875,000

Georgia : 1.63%

Other Municipal Debt : 0.25%
Metropolitan Atlanta GA Rapid Transit Authority 3rd Indenture Series 2012-D-2 (Transportation Revenue)	0.09	7-8-2014	8,700,000	8,700,000

Variable Rate Demand Notes ø: 1.38%
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (Industrial Development Revenue, Harris NA LOC)	0.14	11-1-2030	7,990,000	7,990,000
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.13	4-1-2023	5,000,000	5,000,000
Gwinnett County GA Development Authority Certificate of Participation Public School Project Series 2006 Clipper Tax-Exempt Certified Trust Series 2009-41 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.13	1-1-2016	8,795,000	8,795,000
Gwinnett County GA Development Authority Goodwill North Georgia Incorporated Project Series 2009 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.11	10-1-2033	5,000,000	5,000,000
Metropolitan Atlanta GA Rapid Transit Authority 3rd Indenture Series 2007B JPMorgan Chase PUTTER Series 3755 (Tax Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.14	1-1-2016	5,000,000	5,000,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Metropolitan Atlanta GA Rapid Transit Authority 3rd Indenture Series 2007B JPMorgan Chase PUTTER Series 4016 (Tax Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.14%	1-1-2016	$6,500,000	$6,500,000
Metropolitan Atlanta GA Rapid Transit Authority Trust Class A (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.15	7-1-2020	11,000,000	11,000,000

				49,285,000

Hawaii : 0.19%

Variable Rate Demand Note ø: 0.19%
Honolulu City & County HI Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-62 (GO, Royal Bank of Canada LIQ) 144A	0.12	11-1-2020	6,665,000	6,665,000

Idaho : 0.54%

Variable Rate Demand Note ø: 0.54%
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (Industrial Development Revenue, Bank of Montreal LOC)	0.12	12-1-2029	19,420,000	19,420,000

Illinois : 6.71%

Other Municipal Debt : 0.50%
Illinois Finance Authority Loyola University of Chicago Financing Program (Miscellaneous Revenue, PNC Bank NA LOC)	0.09	6-17-2014	18,000,000	18,000,000

Variable Rate Demand Notes ø: 6.21%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris NA LOC)	0.13	3-1-2035	12,000,000	12,000,000
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.50	11-1-2023	3,875,000	3,875,000
Chicago IL Board of Education Unlimited Tax Series 2011-A Deutsche Bank Spears Lifers Trust Series DBE-1210 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.17	12-1-2039	14,000,000	14,000,000
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	0.13	7-1-2023	4,200,000	4,200,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.31	11-1-2030	28,800,000	28,800,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.31	11-1-2030	14,350,000	14,350,000
Cook County IL Series 2000-B (GO, Bank of New York Mellon SPA)	0.11	11-1-2031	27,925,000	27,925,000
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO, Royal Bank of Canada LIQ) 144A	0.12	6-30-2016	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.23	3-1-2017	4,500,000	4,500,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.10	4-1-2035	9,000,000	9,000,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.13	9-1-2046	4,000,000	4,000,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995B (Miscellaneous Revenue, Northern Trust Company LOC)	0.10	12-15-2025	5,000,000	5,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.24	4-1-2051	6,500,000	6,500,000
Illinois Finance Authority Presbyterian Homes Lake Forest Place Project Series 2006 (Health Revenue, Northern Trust Company LOC)	0.10	9-1-2024	18,655,000	18,655,000

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, Bank of America NA SPA)	0.04%	1-1-2031	$38,435,000	$38,435,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2010-B-2 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.14	6-15-2050	12,600,000	12,600,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2011 Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-40 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.12	6-15-2020	8,130,000	8,130,000
Yorkville Kendall County IL Special Service Area #2003-101 Windett Ridge Project JPMorgan PUTTER Series 4380 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.27	3-1-2023	3,665,000	3,665,000

				221,400,000

Indiana : 1.56%

Other Municipal Debt : 0.32%
Indiana Bond Bank Revenue Advance Funding Program Series 2014-A (Miscellaneous Revenue)	1.25	1-6-2015	11,500,000	11,579,442

Variable Rate Demand Notes ø: 1.24%
Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.15	7-1-2023	26,140,000	26,140,000
Indiana Finance Authority Northshore Health Center Incorporated Project Series 2008 (Health Revenue, Harris NA LOC)	0.18	7-1-2038	4,920,000	4,920,000
Indiana Finance Authority University Health Obligated Group Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011 E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.12	3-1-2036	10,000,000	10,000,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.14	5-1-2016	3,000,000	3,000,000

				44,060,000

Iowa : 1.77%

Variable Rate Demand Notes ø: 1.77%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.14	6-1-2039	52,000,000	52,000,000
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (Industrial Development Revenue, Great Western Bank LOC)	0.13	8-1-2041	8,650,000	8,650,000
Iowa Finance Authority Multifamily Housing Series 2006 Austin Trust Various Certificates Series 2007-1011 (Housing Revenue, Bank of America NA LIQ) 144A	0.17	7-1-2041	2,565,000	2,565,000

				63,215,000

Kansas : 0.25%

Variable Rate Demand Note ø: 0.25%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-11 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.12	11-15-2038	9,000,000	9,000,000

Kentucky : 0.81%

Other Municipal Debt : 0.09%
Kentucky Rural Water Finance Corporation Public Project Construction Notes Series 2013-D-1 (Miscellaneous Revenue)	1.00	9-1-2014	3,200,000	3,207,722

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 0.72%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.14%	10-1-2032	$6,095,000	$6,095,000
Kentucky EDA Hospital Revenue Bonds Series 2011 Baptist Healthcare System Obligated Group Deutsche Bank Spears Lifers Trust Series DBE-1275 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	8-15-2042	7,840,000	7,840,000
Mason County KY PCR East Kentucky Power Cooperative Incorporated Project Pooled Series 1984B-2 (Industrial Development Revenue)	0.28	10-15-2014	1,650,000	1,650,000
Williamstown KY League of Cities Funding Trust Lease Series 2008A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.13	7-1-2038	5,250,000	5,250,000
Williamstown KY League of Cities Funding Trust Lease Series 2008B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.13	12-1-2038	5,025,000	5,025,000

				25,860,000

Louisiana : 0.56%

Variable Rate Demand Notes ø: 0.56%
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC)	0.14	7-1-2040	4,095,000	4,095,000
Louisiana HFA Woodward Wright Apartments Project Series 2003 (Housing Revenue, FHLMC LIQ)	0.12	9-1-2033	8,955,000	8,955,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (Industrial Development Revenue)	0.14	8-1-2017	6,815,000	6,815,000

				19,865,000

Maryland : 0.98%

Variable Rate Demand Notes ø: 0.98%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue)	0.17	12-3-2035	1,580,000	1,580,000
Maryland CDA Department of Housing & Community Development (Housing Revenue, TD Bank NA SPA)	0.12	9-1-2043	9,400,000	9,400,000
Maryland CDA MFHR Hopkins Village Apartments Series 2008F (Housing Revenue, FHLMC LIQ)	0.12	11-1-2038	3,000,000	3,000,000
Maryland HEFA University of Maryland Medical System Issue Series 2008E (Health Revenue, Bank of Montreal LOC)	0.13	7-1-2041	10,000,000	10,000,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.17	7-1-2041	5,000,000	5,000,000
Montgomery County MD EDA Brooke Grove Foundation Incorporated Series1998 (Health Revenue)	0.17	1-1-2024	5,885,000	5,885,000

				34,865,000

Massachusetts : 1.57%

Other Municipal Debt : 0.87%
Massachusetts RAN Series 2013-C (Miscellaneous Revenue)	2.00	6-26-2014	31,000,000	31,087,574

Variable Rate Demand Notes ø: 0.70%
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.13	3-1-2034	11,110,000	11,110,000
University of Massachusetts Building Authority Project Senior Series 2011-2 (Education Revenue) (i)	0.21	11-1-2034	13,860,000	13,860,000

				24,970,000

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Michigan : 1.50%

Variable Rate Demand Notes ø: 1.50%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.08%	6-1-2034	$2,000,000	$2,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.18	11-15-2049	5,250,000	5,250,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.18	11-15-2047	5,765,000	5,765,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.18	11-15-2049	4,300,000	4,300,000
Michigan Hospital Finance Authority Henry Ford Health System Series 2006-A Deutsche Bank Spears Lifers Trust Series DBE-1281 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	11-15-2046	32,275,000	32,275,000
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.12	6-1-2020	3,900,000	3,900,000

				53,490,000

Minnesota : 3.07%

Other Municipal Debt : 0.07%
Minnesota Rural Water Finance Authority Public Project Construction Series 2013-B (Water & Sewer Revenue)	1.00	1-1-2015	2,400,000	2,412,024

Variable Rate Demand Notes ø: 3.00%
Arden Hills MN Northwestern College Project Series 2010 (Education Revenue, BMO Harris Bank NA LOC)	0.14	11-30-2030	7,055,000	7,055,000
Bloomington MN Bristol Village Apartments Project Series 2002A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	11-15-2032	8,580,000	8,580,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.13	7-1-2038	5,555,000	5,555,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	10-15-2033	1,225,000	1,225,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank LOC)	0.14	12-1-2021	5,000,000	5,000,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	2-15-2031	1,815,000	1,815,000
Eden Prairie MN MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC LIQ)	0.12	9-1-2031	300,000	300,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	8-15-2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	5-15-2035	9,535,000	9,535,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.12	3-1-2029	1,620,000	1,620,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.14	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.10	4-1-2027	2,255,000	2,255,000
Minnesota HEFAR MacAlester College Series 3-Z (Education Revenue)	0.14	3-1-2024	6,310,000	6,310,000
Minnesota HEFAR MacAlester College Series 5-Q (Education Revenue)	0.16	3-1-2033	5,110,000	5,110,000
Minnesota HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.09	10-1-2020	1,745,000	1,745,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC Insured)	0.13	11-1-2035	9,210,000	9,210,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	9-15-2031	2,865,000	2,865,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13%	2-15-2033	$1,120,000	$1,120,000
St. Anthony MN Autumn Woods Housing Project Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	5-15-2032	2,550,000	2,550,000
St. Cloud MN CentraCare Health System Series 2009-A (Health Revenue, U.S. Bank NA LOC)	0.12	5-1-2042	11,995,000	11,995,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.12	10-1-2035	11,800,000	11,800,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.12	8-1-2034	1,345,000	1,345,000

				107,090,000

Mississippi : 0.88%

Variable Rate Demand Note ø: 0.88%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.12	11-1-2018	31,560,000	31,560,000

Missouri : 0.31%

Other Municipal Debt : 0.11%
Saint Louis County MO Special Obligation Series 2013-1 (Miscellaneous Revenue)	2.00	8-1-2014	4,000,000	4,018,115

Variable Rate Demand Notes ø: 0.20%
Independence MO IDA The Mansions Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.12	8-1-2035	5,110,000	5,110,000
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.24	3-1-2022	1,765,000	1,765,000

				6,875,000

Nevada : 0.20%

Variable Rate Demand Note ø: 0.20%
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008A (Tax Revenue, Bank of New York Mellon LOC)	0.09	6-1-2042	7,155,000	7,155,000

New Hampshire : 1.93%

Variable Rate Demand Notes ø: 1.93%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.12	6-1-2039	6,280,000	6,280,000
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.22	10-1-2017	5,930,000	5,930,000
New Hampshire HEFA Frisbie Memorial Hospital Issue Series 2006 (Health Revenue, TD Bank NA LOC)	0.13	10-1-2036	11,700,000	11,700,000
New Hampshire HEFA Southern New Hampshire University (Education Revenue, TD Bank NA LOC)	0.11	1-1-2039	29,925,000	29,925,000
New Hampshire HEFA Tilton School Issue Series 2006 (Education Revenue, TD Bank NA LOC)	0.12	2-1-2036	15,025,000	15,025,000

				68,860,000

New Jersey : 0.86%

Variable Rate Demand Notes ø: 0.86%
New Jersey EDA Motor Vehicle Surcharges Series 2004A Austin Trust Various Certificate B (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ)	0.17	7-1-2026	2,190,000	2,190,000

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
New Jersey EDA School Facilities Construction Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1151 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.17%	9-1-2025	$11,000,000	$11,000,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Lifers Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.18	3-1-2029	2,740,000	2,740,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000D (Miscellaneous Revenue, Branch Banking & Trust LOC, Ambac Insured)	0.13	10-1-2030	4,000,000	4,000,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.13	12-15-2023	5,200,000	5,200,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.17	1-1-2038	5,700,000	5,700,000

				30,830,000

New York : 8.13%

Other Municipal Debt : 1.39%
Metropolitan Transportation Authority New York BAN Series 2 Sub Series A (Transportation Revenue)	0.10	8-5-2014	11,325,000	11,325,000
New York Dormitory Authority Series 2009-D (Tax Revenue)	5.00	6-15-2014	6,000,000	6,035,706
New York Environmental Facilities Corporation Clean Water & Drinking Water Revolving Funds Revenue Bonds New York City Municipal Water Finance Authority Projects 2nd Resolution Series 2012-A (Water & Sewer Revenue)	2.00	6-15-2014	7,200,000	7,216,740
Smithtown NY Central School District TAN Series 2013-2014 (GO)	1.50	6-30-2014	25,000,000	25,055,116

				49,632,562

Variable Rate Demand Notes ø: 6.74%
Metropolitan Transportation Authority New York BAN Series 2013-A Merrill Lynch PFOTER Series MT-844 (Transportation Revenue, Bank of America NA LIQ) 144A	0.18	4-19-2015	12,870,000	12,870,000
Nassau County NY Local Economic Assistance Adults & Children with Learning & Developmental Disabilities Incorporated Project Series 2011A (Miscellaneous Revenue, TD Bank NA LOC)	0.12	11-1-2041	7,300,000	7,300,000
New York Dormitory Authority Debt City University Consolidated 5th General Resolution Series E (Education Revenue, TD Bank NA LOC)	0.11	7-1-2031	15,400,000	15,400,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.15	11-15-2026	23,300,000	23,300,000
New York HFA 388 Bridge Street Series 2012A (Housing Revenue)	0.10	5-1-2046	15,000,000	15,000,000
New York NY Housing Development Corporation Series F (Housing Revenue)	0.20	11-1-2047	4,850,000	4,850,000
New York NY Municipal Water and Sewer Finance Authority 2nd General Resolution Fiscal 2011 Sub Series DD-1 (Water & Sewer Revenue, TD Bank NA SPA)	0.07	6-15-2043	19,500,000	19,500,000
New York NY Municipal Water and Sewer Finance Authority 2nd General Resolution Series A (Water & Sewer Revenue, State Street Bank & Trust Company SPA)	0.08	6-15-2032	16,020,000	16,020,000
New York NY Municipal Water and Sewer Finance Authority Series AA-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.09	6-15-2050	11,000,000	11,000,000
New York NY Series 2006E-2 (GO, Bank of America NA LOC)	0.08	8-1-2034	18,700,000	18,700,000
New York NY Sub Series G-7 (GO, Bank of Tokyo-Mitsubishi LOC)	0.07	4-1-2042	14,800,000	14,800,000
New York NY Transitional Finance Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.10	5-1-2028	10,200,000	10,200,000
New York NY Transitional Finance Authority Sub Series 2003A-4 (Tax Revenue, TD Bank NA SPA)	0.07	11-1-2029	26,255,000	26,255,000
New York NY Transitional Finance Authority Sub Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.11	11-1-2041	20,600,000	20,600,000
Port Authority of New York Series 163 Deutsche Bank Spears Lifers Trust Series DBE-1197 (Airport Revenue, Deutsche Bank LIQ) 144A	0.13	7-15-2039	9,425,000	9,425,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006A (Health Revenue)	0.15%	7-1-2031	$4,945,000	$4,945,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006B (Health Revenue)	0.15	7-1-2031	3,450,000	3,450,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006C (Health Revenue)	0.15	7-1-2017	3,505,000	3,505,000
Saratoga County NY Capital Resource Corporation Saratoga Hospital Project Series 2014 (Health Revenue, HSBC Bank USA NA LOC)	0.14	12-1-2040	3,125,000	3,125,000

				240,245,000

North Carolina : 1.25%

Variable Rate Demand Notes ø: 1.25%
Charlotte Mecklenburg NC Hospital Authority Carolinas Health Care System Series 2007E (Health Revenue, TD Bank NA LOC, AGM Insured)	0.10	1-15-2044	12,220,000	12,220,000
North Carolina Capital Facilities Finance Agency Educational Campbell University Series 2009 (Education Revenue, Branch Banking & Trust LOC)	0.12	10-1-2034	5,260,000	5,260,000
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.13	5-1-2024	2,740,000	2,740,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.13	5-1-2030	2,690,000	2,690,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.10	7-1-2028	4,330,000	4,330,000
North Carolina Educational Facilities Finance Agency Elon College Series 1997 (Education Revenue, TD Bank NA LOC)	0.09	1-1-2019	11,430,000	11,430,000
North Carolina Educational Facilities Finance Agency Elon College Series 1998 (Education Revenue, TD Bank NA LOC)	0.09	1-1-2021	1,450,000	1,450,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.12	12-1-2033	4,600,000	4,600,000

				44,720,000

North Dakota : 1.69%

Other Municipal Debt : 1.44%
Mercer County ND PCR Basin Electric Power Cooperative Antelope Valley Unit 1 and Common Facilities Series 2009 (Miscellaneous Revenue)	0.15	5-13-2014	45,600,000	45,600,000
North Dakota Water Finance Corporation Public Projects Construction Series B-2 (Miscellaneous Revenue)	1.00	6-1-2014	3,000,000	3,001,822
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Education Revenue) %%	1.00	5-1-2015	3,000,000	3,021,840

				51,623,662

Variable Rate Demand Notes ø: 0.25%
Richland County ND Recovery Zone Project Series 2010C (Industrial Development Revenue, CoBank LOC)	0.13	11-1-2028	8,815,000	8,815,000

Ohio : 3.35%

Other Municipal Debt : 0.17%
Ohio Common Schools Series 2009C (GO)	5.00	9-15-2014	6,000,000	6,110,760

Variable Rate Demand Notes ø: 3.18%
Allen County OH Hospital Facilities Catholic Healthcare Series A (Health Revenue, Bank of America NA LOC)	0.10	10-1-2031	14,900,000	14,900,000

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.15%	1-1-2038	$76,385,000	$76,385,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.17	12-1-2043	4,400,000	4,400,000
Ohio Turnpike Commission Jr Lien Revenue Bond Series 2013A-2 Deutsche Bank Spears Lifers Trust Series DBE-1280 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.17	2-15-2043	14,900,000	14,900,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Scotia Bank LOC)	0.28	9-1-2015	2,810,000	2,810,000

				113,395,000

Oklahoma : 0.45%

Variable Rate Demand Note ø: 0.45%
Oklahoma Turnpike Authority Series 2006-B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-37 (Transportation Revenue, Royal Bank of Canada LOC) 144A	0.12	12-1-2014	16,000,000	16,000,000

Other : 3.83%

Variable Rate Demand Notes ø: 3.83%
Clipper Tax-Exempt Certificate Trust Series Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	2-15-2028	91,466,000	91,466,000
Clipper Tax-Exempt Certificate Trust Series Certificate of Participation Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	4-1-2019	28,780,000	28,780,000
FHLMC Multifamily Certificates Municipal Securities Series MO27 Class A (Housing Revenue)	0.13	10-15-2029	16,250,000	16,250,000

				136,496,000

Pennsylvania : 4.76%

Variable Rate Demand Notes ø: 4.76%
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series 2010C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-29 (Health Revenue, Royal Bank of Canada LOC) 144A	0.12	12-1-2015	7,000,000	7,000,000
Allegheny County PA IDA Oakland Catholic High School Project Series 2012 (Miscellaneous Revenue, PNC Bank NA LOC)	0.13	8-1-2032	3,590,000	3,590,000
Beaver County PA IDA FirstEnergy Nuclear Generation Corporation Project Series 2006B (Industrial Development Revenue, Citibank NA LOC)	0.09	12-1-2035	17,700,000	17,700,000
Berks County PA The Reading Hospital & Medical Center Project Series 2012D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E36 (Health Revenue, Royal Bank of Canada LOC) 144A	0.12	11-1-2035	15,000,000	15,000,000
Bethlehem PA Area School District Authority Project Series 2010 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-31 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.12	12-29-2014	6,000,000	6,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.12	12-1-2041	6,615,000	6,615,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-28 (GO, Royal Bank of Canada LOC) 144A	0.12	12-12-2014	10,270,000	10,270,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Montgomery County PA IDA New Regional Medical Center PFOTER Project Series 4674 (Health Revenue, FHA Insured, Bank of America NA LIQ) 144A	0.17%	8-1-2038	$14,000,000	$14,000,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.16	2-1-2018	6,425,000	6,425,000
Pennsylvania EDFA Philadelphia Area Independent School Business Officers Association Finance Program LaSalle College High School Project Series 2000J-1 (Education Revenue, PNC Bank NA LOC)	0.13	11-1-2030	2,325,000	2,325,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.29	6-1-2028	8,300,000	8,300,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 ROC RR-II-R-11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) 144A	0.27	12-1-2023	5,000,000	5,000,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006B JPMorgan Chase PUTTER Series 1970 (Lease Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.24	12-1-2014	2,970,000	2,970,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006B JPMorgan Chase PUTTER Series 3498Z (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.24	6-1-2015	3,540,000	3,540,000
Pennsylvania Turnpike Commission Series 2011-C-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.14	5-26-2014	44,875,000	44,875,000
Philadelphia PA School District Series A Branch Banking & Trust Municipal Trust Series 2004 (GO, Branch Banking & Trust LIQ) 144A	0.13	1-4-2029	10,275,000	10,275,000
Westmoreland County PA Municipal Authority Service Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1171 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.17	8-15-2037	5,770,000	5,770,000

				169,655,000

Puerto Rico : 1.74%

Variable Rate Demand Notes ø: 1.74%
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1194 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	46,550,000	46,550,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1195 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	3,095,000	3,095,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1196 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	6,050,000	6,050,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1222 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	2,300,000	2,300,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1223 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	2,300,000	2,300,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Lifers Trust Series DBE-1224 (Tax Revenue, Deutsche Bank LIQ) 144A	0.32	8-1-2057	1,800,000	1,800,000

				62,095,000

Rhode Island : 0.16%

Variable Rate Demand Note ø: 0.16%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.17	9-1-2020	5,800,000	5,800,000

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

South Carolina : 2.21%

Other Municipal Debt : 1.78%
South Carolina Public Service Authority Sub Series D (Utilities Revenue)	0.12%	5-9-2014	$13,799,000	$13,799,000
South Carolina Public Service Authority Sub Series D (Utilities Revenue)	0.13	5-7-2014	10,852,000	10,852,000
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	6-2-2014	12,000,000	12,000,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	6-2-2014	24,000,000	24,000,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	6-2-2014	2,900,000	2,900,000

				63,551,000

Variable Rate Demand Notes ø: 0.43%
South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.12	6-1-2035	2,075,000	2,075,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC LIQ)	0.12	6-1-2046	4,680,000	4,680,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	11-1-2029	4,505,000	4,505,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.12	11-1-2034	1,870,000	1,870,000
South Carolina Public Service Authority Series 2013A JPMorgan Chase PUTTER Series 4379 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.20	6-1-2037	2,000,000	2,000,000

				15,130,000

South Dakota : 0.41%

Variable Rate Demand Notes ø: 0.41%
South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001C (Health Revenue, U.S. Bank NA LOC)	0.11	11-1-2019	8,100,000	8,100,000
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	2-15-2031	6,495,000	6,495,000

				14,595,000

Tennessee : 1.92%

Variable Rate Demand Notes ø: 1.92%
Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.10	6-1-2036	1,000,000	1,000,000
Blount County TN Public Building Authority Series E-5-B (Miscellaneous Revenue, Branch Banking & Trust LOC, Municipal Government Guaranty Insured)	0.10	6-1-2042	4,650,000	4,650,000
Chattanooga TN Electric Power Board Series 2008-A (Utilities Revenue, Branch Banking & Trust LIQ)	0.14	3-1-2016	12,450,000	12,450,000
Chattanooga TN Health Education Housing Facilities Series 2013A Catholic Health Initiatives Deutsche Bank Spears Lifers Trust Series DBE 1268 (Health Revenue, Deutsche Bank LIQ) 144A	0.19	1-1-2045	5,000,000	5,000,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.16	9-1-2018	5,480,000	5,480,000
Metropolitan Government Nashville & Davidson County TN Series 2005C Clipper Tax-Exempt 2009-23 (GO, State Street Bank & Trust Company LIQ)	0.12	2-1-2016	4,420,000	4,420,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.13	7-1-2034	30,950,000	30,950,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.12%	6-1-2035	$4,500,000	$4,500,000

				68,450,000

Texas : 9.85%

Other Municipal Debt : 3.45%
Dallas Area Rapid Transit Senior Subordinate Lien Series 1 (Transportation Revenue)	0.09	5-22-2014	6,700,000	6,700,000
North East Independent School District Texas Series 2004 (GO)	5.25	8-1-2014	7,755,000	7,854,721
Texas Public Finance Authority Series 2003 (Miscellaneous Revenue)	0.09	7-9-2014	14,390,000	14,390,000
Texas TRAN Series 2013 (Miscellaneous Revenue)	2.00	8-28-2014	93,430,000	93,985,474

				122,930,195

Variable Rate Demand Notes ø: 6.40%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.12	9-1-2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredericksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC LIQ)	0.13	9-1-2036	11,735,000	11,735,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue)	0.18	7-1-2022	4,900,000	4,900,000
Dallas TX Performing Arts Cultural Facilities Corporation Dallas Center for Performing Arts Foundation Project Series 2008B (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.14	9-1-2041	13,000,000	13,000,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.12	10-1-2018	15,000,000	15,000,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.13	3-1-2032	10,470,000	10,470,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	2-15-2032	5,090,000	5,090,000
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, AGM Insured) 144A	0.12	6-1-2027	10,000,000	10,000,000
Harris County TX Metropolitan Transit Authority Sales & Use Tax Series 2011A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.12	11-1-2041	5,000,000	5,000,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ, Bank of America NA SPA) 144A	0.18	12-1-2023	7,100,000	7,100,000
North Texas Tollway Authority Series 2008A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.14	1-1-2048	2,440,000	2,440,000
Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.12	8-1-2041	7,385,000	7,385,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.24	2-1-2035	1,680,000	1,680,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.10	6-1-2041	50,000,000	50,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.10	3-1-2042	32,500,000	32,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue)	0.13	7-1-2029	11,700,000	11,700,000

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.10%	3-1-2039	$9,000,000	$9,000,000
Texas Department Housing & Community Affairs Costa Ibiza Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.12	8-1-2041	13,220,000	13,220,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.42	12-15-2026	5,935,138	5,935,138
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.20	8-15-2029	8,275,000	8,275,000

				228,430,138

Utah : 0.70%

Variable Rate Demand Notes ø: 0.70%
Salt Lake County UT Research Facilities Huntsman Cancer Foundation Series 2013-A-2 Merrill Lynch Series MT-847 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.19	12-1-2033	15,300,000	15,300,000
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC LIQ)	0.14	12-1-2034	9,675,000	9,675,000

				24,975,000

Vermont : 0.76%

Variable Rate Demand Notes ø: 0.76%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008A (Health Revenue, TD Bank NA LOC)	0.08	10-1-2028	1,880,000	1,880,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.08	7-1-2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.08	10-1-2034	9,405,000	9,405,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004A (Health Revenue, TD Bank NA LOC)	0.08	10-1-2029	1,780,000	1,780,000
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC)	0.09	9-1-2038	10,800,000	10,800,000

				27,005,000

Virginia : 0.87%

Variable Rate Demand Notes ø: 0.87%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.20	5-15-2042	18,170,000	18,170,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.12	12-1-2033	3,350,000	3,350,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.24	11-1-2034	4,685,000	4,685,000
Norfolk VA EDA Sentara Healthcare Series 2010B (Health Revenue) (i)	0.24	11-1-2034	4,955,000	4,955,000

				31,160,000

Washington : 1.66%

Variable Rate Demand Notes ø: 1.66%
King County WA Housing Authority Series 2005A (Housing Revenue, FHLMC LIQ)	0.12	7-1-2035	25,000,000	25,000,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
King County WA Sewer Revenue Bonds 2007 Morgan Stanley Floater Series 3090 (Water & Sewer Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.12%	1-1-2039	$17,890,000	$17,890,000
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008A (Miscellaneous Revenue, Bank of America NA LOC) 144A	0.55	5-1-2015	520,000	520,000
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008B (Miscellaneous Revenue, Bank of America NA LOC)	0.21	5-1-2028	2,525,000	2,525,000
Washington Health Care Facilities Authority Multicare Health System Series 2009A Deutsche Bank Spears Lifers Trust Series DBE-109 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	8-15-2044	3,375,000	3,375,000
Washington Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.11	7-1-2044	4,250,000	4,250,000
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.09	6-1-2032	5,775,000	5,775,000

				59,335,000

Wisconsin : 3.35%

Other Municipal Debt : 0.06%
Wisconsin Rural Water Construction Loan Program BAN Series 2013 (Water & Sewer Revenue)	1.00	9-1-2014	2,250,000	2,255,429

Variable Rate Demand Notes ø: 3.29%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.13	5-1-2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010B (Industrial Development Revenue, Associated Bank NA LOC)	0.11	1-1-2027	2,850,000	2,850,000
PFA Wisconsin Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.11	9-1-2036	7,800,000	7,800,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.12	5-1-2020	26,755,000	26,755,000
Wisconsin HEFA Upland Hills Health Incorporated Series 2006C (Health Revenue, U.S. Bank NA LOC)	0.11	5-1-2036	9,450,000	9,450,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.32	8-15-2034	20,310,740	20,310,740
Wisconsin HEFAR Aurora Health Care Incorporated Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1191 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	4-15-2035	4,000,000	4,000,000
Wisconsin Housing & EDA Series 2011A (Housing Revenue, PNC Bank NA SPA)	0.12	12-1-2043	9,055,000	9,055,000
Wisconsin Housing & EDA Series 2012A (Housing Revenue, FHLB LIQ)	0.12	5-1-2055	7,100,000	7,100,000

				117,320,740

Total Municipal Obligations (Cost $3,574,329,023)				3,574,329,023

Other : 0.17%
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 144A±§ (Deutsche Bank Trust Company LIQ)	0.21	6-1-2040	6,000,000	6,000,000

Total Other (Cost $6,000,000)				6,000,000

Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Total investments in securities (Cost $3,580,329,023)*	100.36%	$3,580,329,023
Other assets and liabilities, net	(0.36)	(12,929,392)

Total net assets	100.00%	$3,567,399,631

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
##	All or a portion of this security has been segregated for when-issued securities.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
(i)	Illiquid security
%%	Security issued on a when-issued basis.
±	Variable rate investment. The interest rate shown is the rate in effect at period end.
§	Security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Treasury Plus Money Market Fund	Portfolio of investments — April 30, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 62.77%
Bank of Nova Scotia, dated 4-30-2014, maturity value $800,001,111 (1)		0.05%	5-1-2014	$800,000,000	$800,000,000
Barclays Capital Incorporated, dated 4-1-2014, maturity value $100,004,167 (2) ¢±§		0.05	5-1-2014	100,000,000	100,000,000
Barclays Capital Incorporated, dated 4-30-2014, maturity value $747,901,039 (3)		0.05	5-1-2014	747,900,000	747,900,000
BNP Paribas Securities Corporation, dated 4-30-2014, maturity value $350,000,486 (4)		0.05	5-1-2014	350,000,000	350,000,000
Credit Agricole, dated 4-24-2014, maturity value $250,002,431 (5)		0.05	5-1-2014	250,000,000	250,000,000
Credit Agricole, dated 4-30-2014, maturity value $750,001,042 (6)		0.05	5-1-2014	750,000,000	750,000,000
Deutsche Bank Securities, dated 4-30-2014, maturity value $1,100,001,528 (7)		0.05	5-1-2014	1,100,000,000	1,100,000,000
Deutsche Bank Securities, dated 4-30-2014, maturity value $250,002,431 (8)		0.05	5-7-2014	250,000,000	250,000,000
Federal Reserve Bank of New York, dated 4-30-2014, maturity value $1,450,002,014 (9)		0.05	5-1-2014	1,450,000,000	1,450,000,000
Goldman Sachs & Company , dated 4-30-2014, maturity value $100,000,056 (10)		0.02	5-1-2014	100,000,000	100,000,000
JPMorgan Securities, dated 4-1-2014, maturity value $550,022,917 (11) ¢±§		0.05	5-1-2014	550,000,000	550,000,000
Merrill Pierce Fenner Smith Incorporated , dated 4-30-2014, maturity value $125,000,139 (12)		0.04	5-1-2014	125,000,000	125,000,000
Societe Generale NY, dated 4-30-2014, maturity value $1,250,001,736 (13)		0.05	5-1-2014	1,250,000,000	1,250,000,000
Total Repurchase Agreements (Cost $7,822,900,000)					7,822,900,000

Treasury Debt : 36.99%
U.S. Treasury Bill (z)		0.05	5-29-2014	500,000,000	499,982,257
U.S. Treasury Bill (z)		0.05	5-22-2014	650,000,000	649,981,042
U.S. Treasury Bill (z)		0.10	5-15-2014	600,000,000	599,976,393
U.S. Treasury Note		0.07	5-31-2014	158,642,000	158,665,874
U.S. Treasury Note		0.08	7-15-2014	150,000,000	150,170,729
U.S. Treasury Note ±		0.10	1-31-2016	170,000,000	169,932,597
U.S. Treasury Note		0.14	8-31-2014	839,000,000	845,200,251
U.S. Treasury Note		0.16	12-31-2014	100,000,000	101,662,571
U.S. Treasury Note		0.17	1-31-2015	90,000,000	91,419,980
U.S. Treasury Note		0.18	2-15-2015	277,000,000	285,473,099
U.S. Treasury Note		0.19	11-15-2014	334,000,000	341,411,390
U.S. Treasury Note		0.23	2-15-2015	657,700,000	715,673,572
Total Treasury Debt (Cost $4,609,549,755)					4,609,549,755

Total investments in securities (Cost $12,432,449,755)*	99.76%				12,432,449,755
Other assets and liabilities, net	0.24				29,619,571

Total net assets	100.00%				$12,462,069,326

^^	Collateralized by:
(1)	U.S. government securities, 0.00% to 5.25%, 5-8-2014 to 2-15-2044, fair value including accrued interest is $816,000,074.
(2)	U.S. government securities, 0.25% to 3.63%, 10-31-2015 to 2-15-2021, fair value including accrued interest is $102,000,088.
(3)	U.S. government securities, 0.00% to 2.25%, 8-15-2014 to 2-15-2040, fair value including accrued interest is $762,858,049.
(4)	U.S. government securities, 1.63%, 4-30-2019, fair value including accrued interest is $357,000,015.
(5)	U.S. government securities, 0.38% to 10.63%, 8-15-2015 to 2-15-2042, fair value including accrued interest is $255,000,029.
(6)	U.S. government securities, 0.13% to 9.00%, 1-15-2016 to 2-15-2044, fair value including accrued interest is $765,000,007.

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Portfolio of investments — April 30, 2014 (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund

(7)	U.S. government securities, 0.00% to 2.13%, 5-1-2014 to 2-15-2041, fair value including accrued interest is $1,122,000,177.
(8)	U.S. government securities, 0.00% to 3.50%, 9-4-2014 to 1-15-2029, fair value including accrued interest is $255,000,004.
(9)	U.S. government securities, 4.38%, 5-15-2040, fair value including accrued interest is $1,450,002,021.
(10)	U.S. government securities, 1.88% to 2.00%, 1-15-2016 to 7-15-2019, fair value including accrued interest is $102,000,099.
(11)	U.S. government securities, 0.00% to 3.88%, 8-28-2014 to 2-15-2041, fair value including accrued interest is $561,005,999.
(12)	U.S. government securities, 0.00% to 2.00%, 7-15-2014 to 11-15-2019, fair value including accrued interest is $127,500,085.
(13)	U.S. government securities, 0.13% to 11.25%, 11-30-2014 to 2-15-2040, fair value including accrued interest is $1,275,000,071.
¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
±	Variable rate investment. The interest rate shown is the rate in effect at period end.
§	Security is subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. Rate represents current yield to maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

2

Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	June 26, 2014

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	June 26, 2014

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	June 26, 2014